UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

July 31, 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

Columbia Capital Allocation Conservative Portfolio

Columbia Capital Allocation Moderate Conservative Portfolio

Columbia Capital Allocation Moderate Portfolio

Columbia Capital Allocation Moderate Aggressive Portfolio

Columbia Capital Allocation Aggressive Portfolio

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Stay informed

Become a subscriber to receive the latest investment publications and mutual fund commentaries

Subscribe to Columbia Threadneedle Investments

Email subscription center

Subscribe to the latest information from Columbia Threadneedle. Visit our email subscription center at columbiathreadneedle.com/us/subscribe to register for economic and market commentary, product and service updates, white papers and more.

■  Columbia Threadneedle Investor Newsletter
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook
Quarterly publication featuring the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and the markets; includes straightforward insight on current investment opportunities

■  White papers
Frequent articles that delve deep into a variety of investment topics

■  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

TABLE OF CONTENTS

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Columbia Capital Allocation Conservative Portfolio

Performance Overview	3
Portfolio Overview	4

Columbia Capital Allocation Moderate Conservative Portfolio

Performance Overview	5
Portfolio Overview	6

Columbia Capital Allocation Moderate Portfolio

Performance Overview	7
Portfolio Overview	8

Columbia Capital Allocation Moderate Aggressive Portfolio

Performance Overview	9
Portfolio Overview	10

Columbia Capital Allocation Aggressive Portfolio

Performance Overview	11
Portfolio Overview	12
Understanding Your Fund's Expenses	13
Portfolio of Investments	17
Statements of Assets and Liabilities	64
Statements of Operations	70
Statements of Changes in Net Assets	72
Financial Highlights	81
Notes to Financial Statements	127
Interim Approval of Investment Management Services Agreement	142
Approval of Investment Management Services Agreement	144
Important Information About This Report	147

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Conservative Portfolio (the Fund) Class A shares returned 0.49% excluding sales charges for the six-month period that ended July 31, 2015.

■  The Fund slightly outperformed its Blended Index, which returned 0.43% for the same six-month period.

■  During the same time frame, the Barclays U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned -1.47% and the Russell 3000 Index, which measures the broad U.S. equity market, returned 6.61%.

Average Annual Total Returns (%) (for period ended July 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		0.49	2.22	5.23	4.56
Including sales charges		-4.25	-2.62	4.21	4.05
Class B	03/04/04
Excluding sales charges		0.11	1.46	4.43	3.78
Including sales charges		-4.83	-3.41	4.09	3.78
Class C	03/04/04
Excluding sales charges		0.11	1.46	4.46	3.78
Including sales charges		-0.88	0.49	4.46	3.78
Class K	03/04/04	0.43	2.22	5.32	4.71
Class R*	09/27/10	0.36	1.97	4.99	4.34
Class R4*	06/13/13	0.62	2.48	5.32	4.60
Class R5*	06/13/13	0.56	2.53	5.36	4.62
Class Y*	06/13/13	0.71	2.62	5.39	4.64
Class Z*	09/27/10	0.61	2.48	5.49	4.69
Blended Index		0.43	3.59	5.39	5.14
Barclays U.S. Aggregate Bond Index		-1.47	2.82	3.27	4.61
Russell 3000 Index		6.61	11.28	16.35	7.90

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citi Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Unhedged Net) and 4% Barclays U.S. Corporate High Yield Bond Index. The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Portfolio Breakdown (%) (at July 31, 2015)
Alternative Investment Funds	6.1
Common Stocks	0.9
Equity Funds	17.4
Fixed-Income Funds	67.5
Money Market Funds	8.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) Class A shares returned 1.75% excluding sales charges for the six-month period that ended July 31, 2015.

■  The Fund outperformed its Blended Index, which returned 1.60% for the same six-month period.

■  During the same time frame, the Barclays U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned -1.47% and the Russell 3000 Index, which measures the broad U.S. equity market, returned 6.61%.

Average Annual Total Returns (%) (for period ended July 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		1.75	3.70	7.32	5.73
Including sales charges		-4.10	-2.23	6.06	5.11
Class B	08/07/97
Excluding sales charges		1.38	2.94	6.51	4.94
Including sales charges		-3.58	-1.93	6.20	4.94
Class C	10/15/96
Excluding sales charges		1.39	2.96	6.54	4.95
Including sales charges		0.40	1.99	6.54	4.95
Class K*	02/28/13	1.92	3.85	7.37	5.76
Class R*	01/23/06	1.72	3.53	7.08	5.48
Class R4*	11/08/12	1.99	3.99	7.48	5.81
Class R5*	11/08/12	1.93	4.08	7.52	5.83
Class Y*	06/13/13	1.97	4.11	7.52	5.83
Class Z	10/15/96	1.90	4.01	7.61	5.99
Blended Index		1.60	4.54	7.23	5.79
Barclays U.S. Aggregate Bond Index		-1.47	2.82	3.27	4.61
Russell 3000 Index		6.61	11.28	16.35	7.90

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Unhedged Net), 5% Citi Three-Month U.S. Treasury Bill Index and 4.5% Barclays U.S. Corporate High Yield Bond Index. The MSCI EAFE Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Portfolio Breakdown (%) (at July 31, 2015)
Alternative Investment Funds	5.3
Common Stocks	0.6
Equity Funds	31.0
Fixed-Income Funds	54.3
Money Market Funds	8.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Moderate Portfolio (the Fund) Class A shares returned 3.11% excluding sales charges for the six-month period that ended July 31, 2015.

■  The Fund outperformed its Blended Index, which returned 2.61% for the same six-month period.

■  During the same time frame, the Russell 3000 Index, which measures the broad U.S. equity market, returned 6.61% and the Barclays U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned -1.47%.

Average Annual Total Returns (%) (for period ended July 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		3.11	5.31	8.79	6.10
Including sales charges		-2.81	-0.74	7.50	5.47
Class B	03/04/04
Excluding sales charges		2.74	4.54	7.98	5.30
Including sales charges		-2.25	-0.30	7.68	5.30
Class C	03/04/04
Excluding sales charges		2.83	4.55	7.98	5.32
Including sales charges		1.83	3.58	7.98	5.32
Class K	03/04/04	3.14	5.39	8.89	6.28
Class R*	09/27/10	2.98	5.05	8.50	5.83
Class R4*	06/13/13	3.26	5.62	8.91	6.16
Class R5*	06/13/13	3.30	5.73	8.97	6.19
Class Y*	06/13/13	3.43	5.81	9.00	6.20
Class Z*	09/27/10	3.24	5.57	9.05	6.23
Blended Index		2.61	5.12	9.03	6.51
Russell 3000 Index		6.61	11.28	16.35	7.90
Barclays U.S. Aggregate Bond Index		-1.47	2.82	3.27	4.61

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 42.5% Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Unhedged Net), 7.5% Barclays U.S. Corporate High Yield Bond Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Portfolio Breakdown (%) (at July 31, 2015)
Alternative Investment Funds	4.3
Common Stocks	1.2
Equity Funds	44.9
Fixed-Income Funds	41.9
Money Market Funds	7.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) Class A shares returned 4.32% excluding sales charges for the six-month period that ended July 31, 2015.

■  The Fund outperformed its Blended Index, which returned 3.58% for the same six-month period.

■  During the same time frame, the Russell 3000 Index, which measures the broad U.S. equity market, returned 6.61% and the Barclays U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned -1.47%.

Average Annual Total Returns (%) (for period ended July 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		4.32	6.57	10.04	6.77
Including sales charges		-1.68	0.43	8.74	6.14
Class B	08/13/97
Excluding sales charges		3.91	5.80	9.20	5.96
Including sales charges		-1.09	0.96	8.92	5.96
Class C	10/15/96
Excluding sales charges		3.93	5.79	9.20	5.97
Including sales charges		2.93	4.82	9.20	5.97
Class K*	02/28/13	4.39	6.72	10.13	6.81
Class R*	01/23/06	4.20	6.32	9.78	6.50
Class R4*	11/08/12	4.42	6.79	10.21	6.85
Class R5*	11/08/12	4.56	7.00	10.28	6.89
Class T*	03/07/11
Excluding sales charges		4.32	6.56	10.00	6.72
Including sales charges		-1.68	0.42	8.70	6.09
Class Y*	06/13/13	4.49	6.94	10.25	6.87
Class Z	10/15/96	4.37	6.77	10.31	7.05
Blended Index		3.58	5.77	10.54	6.90
Russell 3000 Index		6.61	11.28	16.35	7.90
Barclays U.S. Aggregate Bond Index		-1.47	2.82	3.27	4.61

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Unhedged Net) and 6.5% Barclays U.S. Corporate High Yield Bond Index and 4% MSCI Emerging Markets Index (Net).The MSCI EAFE Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Portfolio Breakdown (%) (at July 31, 2015)
Alternative Investment Funds	4.0
Common Stocks	1.0
Equity Funds	57.2
Fixed-Income Funds	27.0
Money Market Funds	10.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Aggressive Portfolio (the Fund) Class A shares returned 5.29% excluding sales charges for the six-month period that ended July 31, 2015.

■  The Fund outperformed its Blended Index, which returned 4.55% for the same six-month period.

■  During the same time frame, the Russell 3000 Index, which measures the broad U.S. equity market, returned 6.61% and the Barclays U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned -1.47%.

Average Annual Total Returns (%) (for period ended July 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		5.29	7.23	11.44	6.40
Including sales charges		-0.80	1.05	10.12	5.77
Class B	03/04/04
Excluding sales charges		4.89	6.43	10.61	5.59
Including sales charges		-0.11	1.63	10.34	5.59
Class C	03/04/04
Excluding sales charges		4.90	6.37	10.60	5.60
Including sales charges		3.90	5.41	10.60	5.60
Class K	03/04/04	5.37	7.33	11.57	6.58
Class R*	09/27/10	5.16	6.86	11.17	6.15
Class R4*	06/13/13	5.40	7.52	11.55	6.45
Class R5*	06/13/13	5.50	7.57	11.61	6.48
Class Y*	06/13/13	5.50	7.62	11.62	6.48
Class Z*	09/27/10	5.42	7.44	11.72	6.53
Blended Index		4.55	6.30	11.92	7.20
Russell 3000 Index		6.61	11.28	16.35	7.90
Barclays U.S. Aggregate Bond Index		-1.47	2.82	3.27	4.61

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Unhedged Net), 6% MSCI Emerging Markets Index (Net) and 5% Barclays U.S. Corporate High Yield Bond Index. The MSCI EAFE Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Unhedged Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Portfolio Breakdown (%) (at July 31, 2015)
Alternative Investment Funds	4.2
Common Stocks	1.4
Equity Funds	72.1
Fixed-Income Funds	13.3
Money Market Funds	9.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Columbia Capital Allocation Conservative Portfolio

February 1, 2015 – July 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,004.90	1,022.29	2.65	2.67	0.53	5.30	5.34	1.06
Class B	1,000.00	1,000.00	1,001.10	1,018.55	6.39	6.44	1.28	9.03	9.11	1.81
Class C	1,000.00	1,000.00	1,001.10	1,018.55	6.39	6.44	1.28	9.03	9.11	1.81
Class K	1,000.00	1,000.00	1,004.30	1,022.69	2.25	2.27	0.45	4.90	4.94	0.98
Class R	1,000.00	1,000.00	1,003.60	1,021.04	3.90	3.93	0.78	6.54	6.60	1.31
Class R4	1,000.00	1,000.00	1,006.20	1,023.54	1.40	1.41	0.28	4.05	4.09	0.81
Class R5	1,000.00	1,000.00	1,005.60	1,023.88	1.05	1.06	0.21	3.70	3.73	0.74
Class Y	1,000.00	1,000.00	1,007.10	1,024.18	0.75	0.76	0.15	3.40	3.43	0.68
Class Z	1,000.00	1,000.00	1,006.10	1,023.54	1.40	1.41	0.28	4.05	4.09	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Columbia Capital Allocation Moderate Conservative Portfolio

February 1, 2015 – July 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.50	1,022.49	2.46	2.47	0.49	5.33	5.34	1.06
Class B	1,000.00	1,000.00	1,013.80	1,018.75	6.23	6.24	1.24	9.09	9.11	1.81
Class C	1,000.00	1,000.00	1,013.90	1,018.75	6.23	6.24	1.24	9.09	9.11	1.81
Class K	1,000.00	1,000.00	1,019.20	1,022.84	2.11	2.12	0.42	4.98	4.99	0.99
Class R	1,000.00	1,000.00	1,017.20	1,021.24	3.72	3.73	0.74	6.59	6.60	1.31
Class R4	1,000.00	1,000.00	1,019.90	1,023.73	1.21	1.21	0.24	4.08	4.09	0.81
Class R5	1,000.00	1,000.00	1,019.30	1,024.08	0.86	0.86	0.17	3.73	3.73	0.74
Class Y	1,000.00	1,000.00	1,019.70	1,024.28	0.65	0.66	0.13	3.52	3.53	0.70
Class Z	1,000.00	1,000.00	1,019.00	1,023.73	1.21	1.21	0.24	4.08	4.09	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Columbia Capital Allocation Moderate Portfolio

February 1, 2015 – July 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,031.10	1,022.64	2.33	2.32	0.46	5.52	5.50	1.09
Class B	1,000.00	1,000.00	1,027.40	1,018.90	6.12	6.09	1.21	9.30	9.26	1.84
Class C	1,000.00	1,000.00	1,028.30	1,018.90	6.12	6.09	1.21	9.30	9.26	1.84
Class K	1,000.00	1,000.00	1,031.40	1,022.94	2.03	2.02	0.40	5.22	5.19	1.03
Class R	1,000.00	1,000.00	1,029.80	1,021.39	3.59	3.58	0.71	6.78	6.75	1.34
Class R4	1,000.00	1,000.00	1,032.60	1,023.83	1.11	1.11	0.22	4.31	4.29	0.85
Class R5	1,000.00	1,000.00	1,033.00	1,024.18	0.76	0.76	0.15	3.95	3.94	0.78
Class Y	1,000.00	1,000.00	1,034.30	1,024.43	0.51	0.50	0.10	3.70	3.68	0.73
Class Z	1,000.00	1,000.00	1,032.40	1,023.88	1.06	1.06	0.21	4.26	4.24	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Columbia Capital Allocation Moderate Aggressive Portfolio

February 1, 2015 – July 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,043.20	1,022.34	2.65	2.62	0.52	5.91	5.85	1.16
Class B	1,000.00	1,000.00	1,039.10	1,018.60	6.46	6.39	1.27	9.71	9.61	1.91
Class C	1,000.00	1,000.00	1,039.30	1,018.60	6.46	6.39	1.27	9.71	9.61	1.91
Class K	1,000.00	1,000.00	1,043.90	1,022.89	2.09	2.07	0.41	5.35	5.30	1.05
Class R	1,000.00	1,000.00	1,042.00	1,021.09	3.92	3.88	0.77	7.18	7.10	1.41
Class R4	1,000.00	1,000.00	1,044.20	1,023.59	1.38	1.36	0.27	4.64	4.59	0.91
Class R5	1,000.00	1,000.00	1,045.60	1,024.13	0.82	0.81	0.16	4.08	4.04	0.80
Class T	1,000.00	1,000.00	1,043.20	1,022.34	2.65	2.62	0.52	5.91	5.85	1.16
Class Y	1,000.00	1,000.00	1,044.90	1,024.18	0.76	0.76	0.15	4.03	3.99	0.79
Class Z	1,000.00	1,000.00	1,043.70	1,023.59	1.38	1.36	0.27	4.64	4.59	0.91

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Columbia Capital Allocation Aggressive Portfolio

February 1, 2015 – July 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,052.90	1,022.44	2.56	2.52	0.50	6.14	6.05	1.20
Class B	1,000.00	1,000.00	1,048.90	1,018.70	6.39	6.29	1.25	9.96	9.81	1.95
Class C	1,000.00	1,000.00	1,049.00	1,018.70	6.39	6.29	1.25	9.96	9.81	1.95
Class K	1,000.00	1,000.00	1,053.70	1,022.79	2.20	2.17	0.43	5.79	5.70	1.13
Class R	1,000.00	1,000.00	1,051.60	1,021.19	3.84	3.78	0.75	7.42	7.31	1.45
Class R4	1,000.00	1,000.00	1,054.00	1,023.64	1.33	1.31	0.26	4.92	4.84	0.96
Class R5	1,000.00	1,000.00	1,055.00	1,024.03	0.92	0.91	0.18	4.51	4.44	0.88
Class Y	1,000.00	1,000.00	1,055.00	1,024.18	0.77	0.76	0.15	4.35	4.29	0.85
Class Z	1,000.00	1,000.00	1,054.20	1,023.68	1.28	1.26	0.25	4.87	4.79	0.95

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Conservative Portfolio

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 17.4%

	Shares	Value ($)
INTERNATIONAL 4.7%
Columbia European Equity Fund, Class I Shares(a)	583,816	4,296,889
Columbia Overseas Value Fund, Class I Shares(a)	907,928	8,089,635
Columbia Pacific/Asia Fund, Class I Shares(a)	141,008	1,383,290
Total		13,769,814
U.S. LARGE CAP 12.1%
Columbia Contrarian Core Fund, Class I Shares(a)	214,915	4,865,679
Columbia Large Core Quantitative Fund, Class I Shares(a)	855,159	8,602,894
Columbia Large Growth Quantitative Fund, Class I Shares(a)	981,500	9,373,327
Columbia Large Value Quantitative Fund, Class I Shares(a)	944,948	9,118,748
Columbia Select Large Cap Equity Fund, Class I Shares(a)	268,819	3,215,071
Total		35,175,719
U.S. SMALL CAP 0.6%
Columbia Small Cap Core Fund, Class I Shares(a)	95,347	1,758,203
Total Equity Funds (Cost: $44,571,705)		50,703,736

Fixed-Income Funds 67.6%

EMERGING MARKETS 1.4%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	379,337	4,043,730
HIGH YIELD 3.4%
Columbia Income Opportunities Fund, Class I Shares(a)	1,003,080	9,960,588
INFLATION PROTECTED SECURITIES 4.5%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares(a)	126,855	1,244,449
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,332,483	11,845,774
Total		13,090,223
INVESTMENT GRADE 58.3%
Columbia Corporate Income Fund, Class I Shares(a)	6,828,106	67,256,849

Fixed-Income Funds (continued)

	Shares	Value ($)
Columbia Limited Duration Credit Fund, Class I Shares(a)	2,832,127	27,471,629
Columbia Mortgage Opportunities Fund, Class I Shares(a)	419,311	4,205,691
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	9,218,264	50,884,817
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,791,603	20,065,949
Total		169,884,935
Total Fixed-Income Funds (Cost: $203,059,130)		196,979,476

Alternative Investment Funds 6.1%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	47,382	521,204
Columbia Adaptive Alternatives Fund, Class I Shares(a)(b)	451,354	4,445,838
Columbia Diversified Absolute Return Fund, Class I Shares(a)(b)	692,205	6,894,361
Columbia Multi-Asset Income Fund, Class I Shares(a)	625,444	6,054,293
Total Alternative Investment Funds (Cost: $18,154,755)		17,915,696

Common Stocks 0.9%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Cooper Tire & Rubber Co.	650	21,404
Dana Holding Corp.	980	18,189
Gentherm, Inc.(b)	25	1,258
Total		40,851
Diversified Consumer Services —%
Capella Education Co.	260	13,393
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	160	24,303
Denny's Corp.(b)	870	10,231
DineEquity, Inc.	85	8,841
Jack in the Box, Inc.	285	27,075
Marriott Vacations Worldwide Corp.	270	22,572
Ruth's Hospitality Group, Inc.	355	6,223
Total		99,245

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Household Durables —%
Helen of Troy Ltd.(b)	250	21,945
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A(b)	1,915	19,054
Lands' End, Inc.(b)	700	16,506
Overstock.com, Inc.(b)	300	6,348
PetMed Express, Inc.	385	6,487
Total		48,395
Leisure Products —%
Sturm Ruger & Co., Inc.	370	22,207
Media —%
Eros International PLC(b)	465	16,638
Nexstar Broadcasting Group, Inc., Class A	250	14,340
Total		30,978
Specialty Retail —%
Buckle, Inc. (The)	170	7,519
Build-A-Bear Workshop, Inc.(b)	455	7,940
Cato Corp. (The), Class A	550	21,125
Children's Place, Inc. (The)	150	8,685
Citi Trends, Inc.(b)	180	4,286
Outerwall, Inc.	280	19,830
Total		69,385
Textiles, Apparel & Luxury Goods —%
Perry Ellis International, Inc.(b)	205	4,938
Vera Bradley, Inc.(b)	625	6,788
Wolverine World Wide, Inc.	400	11,728
Total		23,454
Total Consumer Discretionary		369,853
CONSUMER STAPLES —%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	200	9,256
SUPERVALU, Inc.(b)	1,410	13,000
Total		22,256
Food Products —%
Cal-Maine Foods, Inc.	430	23,289
Sanderson Farms, Inc.	270	19,443
Total		42,732

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products —%
Usana Health Sciences, Inc.(b)	145	18,074
Total Consumer Staples		83,062
ENERGY —%
Energy Equipment & Services —%
Newpark Resources, Inc.(b)	1,200	8,676
Oil States International, Inc.(b)	315	9,485
Pioneer Energy Services Corp.(b)	700	2,562
Total		20,723
Oil, Gas & Consumable Fuels —%
Jones Energy, Inc., Class A(b)	300	2,112
Pacific Ethanol, Inc.(b)	2,500	18,450
PDC Energy, Inc.(b)	75	3,521
REX American Resources Corp.(b)	355	18,332
Westmoreland Coal Co.(b)	630	9,822
Total		52,237
Total Energy		72,960
FINANCIALS 0.2%
Banks 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	565	15,549
Berkshire Hills Bancorp, Inc.	380	11,058
Central Pacific Financial Corp.	830	19,331
Customers Bancorp, Inc.(b)	620	15,593
First BanCorp(b)	1,895	8,167
First NBC Bank Holding Co.(b)	395	15,089
Hilltop Holdings, Inc.(b)	215	4,526
International Bancshares Corp.	570	15,350
OFG Bancorp	100	806
Wintrust Financial Corp.	110	5,931
Total		111,400
Capital Markets —%
Arlington Asset Investment Corp., Class A	975	18,622
BGC Partners, Inc., Class A	95	936
Investment Technology Group, Inc.	440	8,954
Piper Jaffray Companies(b)	100	4,485
Total		32,997

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance —%
Cash America International, Inc.	150	4,159
Nelnet, Inc., Class A	445	17,529
World Acceptance Corp.(b)	335	18,231
Total		39,919
Insurance —%
American Equity Investment Life Holding Co.	820	24,223
Employers Holdings, Inc.	275	6,600
Enstar Group Ltd.(b)	35	5,600
Fidelity & Guaranty Life	35	911
Heritage Insurance Holdings, Inc.(b)	780	19,281
Maiden Holdings Ltd.	1,155	19,104
Total		75,719
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	950	17,290
Apollo Residential Mortgage, Inc.	355	5,141
Coresite Realty Corp.	450	22,590
CyrusOne, Inc.	745	22,901
CYS Investments, Inc.	1,200	9,312
DiamondRock Hospitality Co.	720	9,079
DuPont Fabros Technology, Inc.	685	20,653
LaSalle Hotel Properties	690	22,956
Pebblebrook Hotel Trust	265	10,786
RLJ Lodging Trust	245	7,308
Ryman Hospitality Properties, Inc.	425	24,302
Strategic Hotels & Resorts, Inc.(b)	1,945	26,588
Summit Hotel Properties, Inc.	1,560	21,263
Sunstone Hotel Investors, Inc.	1,530	21,527
Western Asset Mortgage Capital Corp.	75	1,040
Total		242,736
Thrifts & Mortgage Finance —%
Banc of California, Inc.	460	5,580
HomeStreet, Inc.(b)	545	12,322
MGIC Investment Corp.(b)	2,210	24,465
Radian Group, Inc.	1,370	25,290
Walker & Dunlop, Inc.(b)	825	19,759
Washington Federal, Inc.	455	10,592
Total		98,008
Total Financials		600,779

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 0.2%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	265	12,301
AMAG Pharmaceuticals, Inc.(b)	150	9,585
Anacor Pharmaceuticals, Inc.(b)	50	7,459
Arena Pharmaceuticals, Inc.(b)	1,745	7,050
Arrowhead Research Corp.(b)	1,100	6,798
Celldex Therapeutics, Inc.(b)	135	3,179
Clovis Oncology, Inc.(b)	90	7,599
Curis, Inc.(b)	2,645	8,305
Dyax Corp.(b)	255	6,276
Dynavax Technologies Corp.(b)	590	17,352
Exelixis, Inc.(b)	660	3,782
Insmed, Inc.(b)	230	6,233
Keryx Biopharmaceuticals, Inc.(b)	230	1,835
Merrimack Pharmaceuticals, Inc.(b)	410	4,141
Neurocrine Biosciences, Inc.(b)	130	6,516
Novavax, Inc.(b)	1,660	20,020
Portola Pharmaceuticals, Inc.(b)	170	8,405
PTC Therapeutics, Inc.(b)	50	2,560
Spark Therapeutics, Inc.(b)	125	7,680
TESARO, Inc.(b)	155	8,990
Ultragenyx Pharmaceutical, Inc.(b)	85	10,279
vTv Therapeutics, Inc., Class A(b)	484	4,840
Total		171,185
Health Care Equipment & Supplies 0.1%
Analogic Corp.	160	12,888
Greatbatch, Inc.(b)	420	22,903
Merit Medical Systems, Inc.(b)	910	23,259
Natus Medical, Inc.(b)	330	14,903
Orthofix International NV(b)	475	15,846
Total		89,799
Health Care Providers & Services —%
LHC Group, Inc.(b)	65	2,619
Magellan Health, Inc.(b)	315	19,086
Molina Healthcare, Inc.(b)	340	25,646
Owens & Minor, Inc.	65	2,286
Triple-S Management Corp., Class B(b)	735	15,861
Total		65,498

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology —%
Quality Systems, Inc.	65	829
Life Sciences Tools & Services —%
Affymetrix, Inc.(b)	1,700	18,632
INC Research Holdings, Inc. Class A(b)	530	26,516
PAREXEL International Corp.(b)	360	24,825
Total		69,973
Pharmaceuticals —%
Lannett Co., Inc.(b)	185	11,026
Pernix Therapeutics Holdings, Inc.(b)	1,000	4,980
Total		16,006
Total Health Care		413,290
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Astronics Corp.(b)	295	18,290
Cubic Corp.	425	18,857
Curtiss-Wright Corp.	60	4,042
Moog, Inc., Class A(b)	330	22,064
Teledyne Technologies, Inc.(b)	105	10,886
Total		74,139
Air Freight & Logistics —%
Air Transport Services Group, Inc.(b)	1,395	14,438
Building Products —%
Continental Building Product(b)	880	18,691
Commercial Services & Supplies —%
Deluxe Corp.	375	24,161
Quad/Graphics, Inc.	1,100	18,095
West Corp.	75	2,164
Total		44,420
Construction & Engineering —%
Argan, Inc.	480	18,662
EMCOR Group, Inc.	500	23,915
Total		42,577
Electrical Equipment —%
General Cable Corp.	300	4,896
Machinery —%
Douglas Dynamics, Inc.	220	4,515
Kadant, Inc.	400	18,236
Meritor, Inc.(b)	600	8,448

Common Stocks (continued)

Issuer	Shares	Value ($)
Mueller Industries, Inc.	75	2,428
Wabash National Corp.(b)	1,545	21,228
Total		54,855
Marine —%
Matson, Inc.	550	22,781
Professional Services —%
GP Strategies Corp.(b)	40	1,148
RPX Corp.(b)	1,130	17,492
Total		18,640
Road & Rail —%
ArcBest Corp.	585	19,334
Total Industrials		314,771
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
ADTRAN, Inc.	910	15,015
Plantronics, Inc.	75	4,356
Polycom, Inc.(b)	1,605	18,265
Total		37,636
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.(b)	75	1,655
Checkpoint Systems, Inc.	1,800	15,732
Coherent, Inc.(b)	225	13,039
Insight Enterprises, Inc.(b)	265	7,152
Littelfuse, Inc.	140	12,880
Methode Electronics, Inc.	415	11,134
Sanmina Corp.(b)	1,150	25,381
Total		86,973
Internet Software & Services —%
Cimpress NV(b)	30	1,936
Constant Contact, Inc.(b)	675	17,442
DHI Group, Inc.(b)	515	4,104
EarthLink Holdings Corp.	900	6,606
LogMeIn, Inc.(b)	330	24,281
RetailMeNot, Inc.(b)	705	10,681
Web.com Group, Inc.(b)	320	7,965
Total		73,015
IT Services —%
Convergys Corp.	920	23,101
MAXIMUS, Inc.	100	6,821

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
NeuStar, Inc., Class A(b)	690	21,301
Science Applications International Corp.	415	22,277
Total		73,500
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	3,460	15,259
Diodes, Inc.(b)	825	18,307
Microsemi Corp.(b)	710	23,387
Xcerra Corp.(b)	1,500	9,427
Total		66,380
Software 0.1%
Aspen Technology, Inc.(b)	570	25,297
AVG Technologies NV(b)	800	22,992
Fair Isaac Corp.	145	13,150
Progress Software Corp.(b)	790	23,447
Total		84,886
Total Information Technology		422,390
MATERIALS —%
Chemicals —%
Chemtura Corp.(b)	760	20,847
Innospec, Inc.	155	6,704
PolyOne Corp.	315	10,795
Total		38,346
Metals & Mining —%
Century Aluminum Co.(b)	1,320	12,302
Materion Corp.	515	15,759
Total		28,061
Paper & Forest Products —%
Clearwater Paper Corp.(b)	335	19,715
Total Materials		86,122
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
General Communication, Inc., Class A(b)	815	14,996

Common Stocks (continued)

Issuer	Shares	Value ($)
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	225	7,735
Total Telecommunication Services		22,731
UTILITIES 0.1%
Electric Utilities —%
IDACORP, Inc.	230	14,285
Portland General Electric Co.	625	22,506
Total		36,791
Gas Utilities 0.1%
Chesapeake Utilities Corp.	190	9,770
New Jersey Resources Corp.	575	16,618
Southwest Gas Corp.	375	21,127
Total		47,515
Water Utilities —%
SJW Corp.	340	10,149
Total Utilities		94,455
Total Common Stocks (Cost: $2,576,295)		2,480,413

Money Market Funds 8.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.124%(a)(c)	23,663,297	23,663,297
Total Money Market Funds (Cost: $23,663,297)		23,663,297
Total Investments (Cost: $292,025,182)		291,742,618
Other Assets & Liabilities, Net		(362,036)
Net Assets		291,380,582

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2015 (Unaudited)

At July 31, 2015, cash totaling $324,249 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI FUT	39	USD	4,091,880	09/2015	5,949	—
TOPIX INDX FUTR	7	JPY	937,588	09/2015	3,869	—
US 10YR NOTE (CBT)	10	USD	1,274,375	09/2015	2,637	—
US 5YR NOTE (CBT)	11	USD	1,318,281	09/2015	6,680	—
US LONG BOND (CBT)	3	USD	467,813	09/2015	5,901	—
US ULTRA BOND CBT	12	USD	1,914,375	09/2015	32,977	—
Total			10,004,312		58,013	—

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	535,207	17,683	(83,638)	10,115	479,367	—	—	521,204
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	4,760,648	18,030	(4,531,642)	(247,036)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	6,619,879	423,811	(6,901,821)	(141,869)	—	411,397	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,445,838
Columbia Contrarian Core Fund, Class I Shares	5,249,892	90,521	(2,386,967)	963,375	3,916,821	—	—	4,865,679
Columbia Corporate Income Fund, Class I Shares	70,088,420	1,442,069	(2,479,451)	68,957	69,119,995	—	1,106,039	67,256,849
Columbia Diversified Absolute Return Fund, Class I Shares	—	7,433,435	(513,215)	2,543	6,922,763	—	—	6,894,361
Columbia Emerging Markets Bond Fund, Class I Shares	4,838,435	196,163	(605,809)	(18,059)	4,410,730	—	69,029	4,043,730
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia European Equity Fund, Class I Shares	3,989,100	99,958	(631,681)	133,852	3,591,229	—	—	4,296,889
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	1,278,928	51,732	(57,031)	(259)	1,273,370	—	29,552	1,244,449
Columbia Income Opportunities Fund, Class I Shares	9,761,076	1,088,901	(824,171)	(10,655)	10,015,151	—	243,176	9,960,588
Columbia Inflation Protected Securities Fund, Class I Shares	14,021,505	172,792	(403,329)	(28,762)	13,762,206	—	—	11,845,774
Columbia International Bond Fund, Class I Shares	796,815	6,042	(772,058)	(30,799)	—	—	—	—
Columbia Large Core Quantitative Fund, Class I Shares	6,457,572	85,390	(754,410)	292,825	6,081,377	—	—	8,602,894
Columbia Large Growth Quantitative Fund, Class I Shares	9,322,468	123,459	(1,123,225)	135,562	8,458,264	—	—	9,373,327
Columbia Large Value Quantitative Fund, Class I Shares	9,135,237	157,061	(889,806)	74,249	8,476,741	—	—	9,118,748
Columbia Limited Duration Credit Fund, Class I Shares	29,379,839	427,522	(1,571,469)	30,602	28,266,494	—	332,611	27,471,629
Columbia Mortgage Opportunities Fund, Class I Shares	—	4,643,420	(439,562)	1,337	4,205,195	—	76,213	4,205,691
Columbia Multi-Asset Income Fund, Class I Shares	—	6,252,625	—	—	6,252,625	—	105,626	6,054,293
Columbia Overseas Value Fund, Class I Shares	9,085,139	153,560	(1,346,301)	36,342	7,928,740	—	—	8,089,635
Columbia Pacific/Asia Fund, Class I Shares	1,305,130	33,161	(215,231)	40,834	1,163,894	3,675	4,588	1,383,290
Columbia Select Large Cap Equity Fund, Class I Shares	—	3,316,828	—	—	3,316,828	126,871	16,956	3,215,071
Columbia Short-Term Cash Fund	37,727,043	15,580,269	(29,644,015)	—	23,663,297	—	15,579	23,663,297
Columbia Small Cap Core Fund, Class I Shares	1,788,254	36,043	(213,460)	26,974	1,637,811	—	—	1,758,203
Columbia U.S. Government Mortgage Fund, Class I Shares	53,311,801	925,590	(3,160,828)	6,056	51,082,619	—	796,725	50,884,817
Columbia U.S. Treasury Index Fund, Class I Shares	21,808,729	359,694	(1,174,535)	(70,518)	20,923,370	—	145,911	20,065,949
Total	301,261,117	47,635,759	(60,723,655)	1,275,666	289,448,887	541,943	2,942,005	289,262,205

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2015.

Currency Legend

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2015 (Unaudited)

Fair Value Measurements (continued)

and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	50,703,736	—	—	50,703,736
Fixed-Income Funds	196,979,476	—	—	196,979,476
Alternative Investment Funds	17,915,696	—	—	17,915,696
Common Stocks
Consumer Discretionary	369,853	—	—	369,853
Consumer Staples	83,062	—	—	83,062
Energy	72,960	—	—	72,960
Financials	600,779	—	—	600,779
Health Care	413,290	—	—	413,290
Industrials	314,771	—	—	314,771
Information Technology	422,390	—	—	422,390
Materials	86,122	—	—	86,122
Telecommunication Services	22,731	—	—	22,731
Utilities	94,455	—	—	94,455
Total Common Stocks	2,480,413	—	—	2,480,413
Money Market Funds	23,663,297	—	—	23,663,297
Total Investments	291,742,618	—	—	291,742,618
Derivatives
Assets
Futures Contracts	58,013	—	—	58,013
Total	291,800,631	—	—	291,800,631

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 31.0%

	Shares	Value ($)
INTERNATIONAL 7.9%
Columbia European Equity Fund, Class I Shares(a)	2,826,447	20,802,653
Columbia Overseas Value Fund, Class I Shares(a)	3,143,509	28,008,669
Columbia Pacific/Asia Fund, Class I Shares(a)	357,605	3,508,101
Total		52,319,423
U.S. LARGE CAP 21.5%
Columbia Contrarian Core Fund, Class I Shares(a)	1,028,383	23,282,585
Columbia Large Cap Growth Fund, Class I Shares(a)	418,889	16,257,065
Columbia Large Core Quantitative Fund, Class I Shares(a)	2,729,560	27,459,374
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,435,805	23,261,943
Columbia Large Value Quantitative Fund, Class I Shares(a)	4,101,036	39,575,002
Columbia Select Large Cap Equity Fund, Class I Shares(a)	1,170,553	13,999,810
Total		143,835,779
U.S. SMALL CAP 1.6%
Columbia Small Cap Core Fund, Class I Shares(a)	587,031	10,824,845
Total Equity Funds (Cost: $180,125,254)		206,980,047

Fixed-Income Funds 54.2%

EMERGING MARKETS 2.1%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	1,327,754	14,153,859
HIGH YIELD 4.7%
Columbia Income Opportunities Fund, Class I Shares(a)	3,205,146	31,827,101
INFLATION PROTECTED SECURITIES 2.3%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares(a)	156,208	1,532,396
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,545,333	13,738,014
Total		15,270,410

Fixed-Income Funds (continued)

	Shares	Value ($)
INVESTMENT GRADE 45.1%
Columbia Corporate Income Fund, Class I Shares(a)	13,764,283	135,578,187
Columbia Limited Duration Credit Fund, Class I Shares(a)	4,686,981	45,463,711
Columbia Mortgage Opportunities Fund, Class I Shares(a)	1,015,587	10,186,343
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	18,025,199	99,499,097
Columbia U.S. Treasury Index Fund, Class I Shares(a)	947,488	10,611,870
Total		301,339,208
Total Fixed-Income Funds (Cost: $368,901,599)		362,590,578
Alternative Investment Funds 5.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	227,182	2,498,996
Columbia Adaptive Alternatives Fund, Class I Shares(a)(b)	451,354	4,445,837
Columbia Diversified Absolute Return Fund, Class I Shares(a)(b)	1,465,068	14,592,073
Columbia Multi-Asset Income Fund, Class I Shares(a)	1,406,866	13,618,467
Total Alternative Investment Funds (Cost: $35,511,699)		35,155,373
Common Stocks 0.6%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Cooper Tire & Rubber Co.	1,085	35,729
Dana Holding Corp.	1,625	30,160
Gentherm, Inc.(b)	45	2,265
Total		68,154
Diversified Consumer Services —%
Capella Education Co.	425	21,892
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	270	41,010
Denny's Corp.(b)	1,420	16,699
DineEquity, Inc.	135	14,042

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Jack in the Box, Inc.	475	45,125
Marriott Vacations Worldwide Corp.	445	37,202
Ruth's Hospitality Group, Inc.	525	9,203
Total		163,281
Household Durables —%
Helen of Troy Ltd.(b)	400	35,112
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A(b)	3,185	31,691
Lands' End, Inc.(b)	1,170	27,589
Overstock.com, Inc.(b)	505	10,686
PetMed Express, Inc.	670	11,289
Total		81,255
Leisure Products —%
Sturm Ruger & Co., Inc.	615	36,912
Media —%
Eros International PLC(b)	750	26,835
Nexstar Broadcasting Group, Inc., Class A	410	23,517
Total		50,352
Specialty Retail —%
Buckle, Inc. (The)	275	12,163
Build-A-Bear Workshop, Inc.(b)	750	13,088
Cato Corp. (The), Class A	920	35,337
Children's Place, Inc. (The)	250	14,475
Citi Trends, Inc.(b)	300	7,143
Outerwall, Inc.	470	33,285
Total		115,491
Textiles, Apparel & Luxury Goods —%
Perry Ellis International, Inc.(b)	340	8,191
Vera Bradley, Inc.(b)	1,050	11,403
Wolverine World Wide, Inc.	675	19,791
Total		39,385
Total Consumer Discretionary		611,834
CONSUMER STAPLES —%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	350	16,198
SUPERVALU, Inc.(b)	2,350	21,667
Total		37,865

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products —%
Cal-Maine Foods, Inc.	715	38,724
Sanderson Farms, Inc.	450	32,405
Total		71,129
Personal Products —%
Usana Health Sciences, Inc.(b)	245	30,539
Total Consumer Staples		139,533
ENERGY —%
Energy Equipment & Services —%
Newpark Resources, Inc.(b)	2,000	14,460
Oil States International, Inc.(b)	520	15,657
Pioneer Energy Services Corp.(b)	1,200	4,392
Total		34,509
Oil, Gas & Consumable Fuels —%
Jones Energy, Inc., Class A(b)	500	3,520
Pacific Ethanol, Inc.(b)	4,175	30,811
PDC Energy, Inc.(b)	130	6,104
REX American Resources Corp.(b)	600	30,984
Westmoreland Coal Co.(b)	1,050	16,370
Total		87,789
Total Energy		122,298
FINANCIALS 0.2%
Banks 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	950	26,144
Berkshire Hills Bancorp, Inc.	640	18,624
Central Pacific Financial Corp.	1,380	32,140
Customers Bancorp, Inc.(b)	1,035	26,030
First BanCorp(b)	3,175	13,684
First NBC Bank Holding Co.(b)	660	25,212
Hilltop Holdings, Inc.(b)	350	7,368
International Bancshares Corp.	920	24,776
OFG Bancorp	200	1,612
Wintrust Financial Corp.	175	9,436
Total		185,026
Capital Markets —%
Arlington Asset Investment Corp., Class A	1,620	30,942
BGC Partners, Inc., Class A	225	2,216

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Investment Technology Group, Inc.	745	15,161
Piper Jaffray Companies(b)	150	6,727
Total		55,046
Consumer Finance —%
Cash America International, Inc.	250	6,933
Nelnet, Inc., Class A	750	29,542
World Acceptance Corp.(b)	560	30,475
Total		66,950
Insurance —%
American Equity Investment Life Holding Co.	1,360	40,175
Employers Holdings, Inc.	450	10,800
Enstar Group Ltd.(b)	60	9,599
Fidelity & Guaranty Life	65	1,692
Heritage Insurance Holdings, Inc.(b)	1,300	32,136
Maiden Holdings Ltd.	1,915	31,674
Total		126,076
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	1,575	28,665
Apollo Residential Mortgage, Inc.	600	8,688
Coresite Realty Corp.	745	37,399
CyrusOne, Inc.	1,240	38,118
CYS Investments, Inc.	2,000	15,520
DiamondRock Hospitality Co.	1,200	15,132
DuPont Fabros Technology, Inc.	1,100	33,165
LaSalle Hotel Properties	1,150	38,260
Pebblebrook Hotel Trust	450	18,315
RLJ Lodging Trust	420	12,529
Ryman Hospitality Properties, Inc.	700	40,026
Strategic Hotels & Resorts, Inc.(b)	3,200	43,744
Summit Hotel Properties, Inc.	2,600	35,438
Sunstone Hotel Investors, Inc.	2,545	35,808
Western Asset Mortgage Capital Corp.	130	1,803
Total		402,610
Thrifts & Mortgage Finance —%
Banc of California, Inc.	775	9,401
HomeStreet, Inc.(b)	925	20,914
MGIC Investment Corp.(b)	3,680	40,738
Radian Group, Inc.	2,280	42,089

Common Stocks (continued)

Issuer	Shares	Value ($)
Walker & Dunlop, Inc.(b)	1,370	32,811
Washington Federal, Inc.	775	18,042
Total		163,995
Total Financials		999,703
HEALTH CARE 0.1%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	445	20,657
AMAG Pharmaceuticals, Inc.(b)	250	15,975
Anacor Pharmaceuticals, Inc.(b)	85	12,681
Arena Pharmaceuticals, Inc.(b)	2,905	11,736
Arrowhead Research Corp.(b)	1,900	11,742
Celldex Therapeutics, Inc.(b)	230	5,417
Clovis Oncology, Inc.(b)	150	12,665
Curis, Inc.(b)	4,405	13,832
Dyax Corp.(b)	425	10,459
Dynavax Technologies Corp.(b)	1,020	29,998
Exelixis, Inc.(b)	1,100	6,303
Insmed, Inc.(b)	390	10,569
Keryx Biopharmaceuticals, Inc.(b)	385	3,072
Merrimack Pharmaceuticals, Inc.(b)	670	6,767
Neurocrine Biosciences, Inc.(b)	215	10,776
Novavax, Inc.(b)	2,760	33,286
Portola Pharmaceuticals, Inc.(b)	275	13,596
PTC Therapeutics, Inc.(b)	75	3,841
Spark Therapeutics, Inc.(b)	205	12,595
TESARO, Inc.(b)	260	15,080
Ultragenyx Pharmaceutical, Inc.(b)	150	18,139
vTv Therapeutics, Inc., Class A(b)	806	8,060
Total		287,246
Health Care Equipment & Supplies —%
Analogic Corp.	275	22,151
Greatbatch, Inc.(b)	700	38,171
Merit Medical Systems, Inc.(b)	1,520	38,851
Natus Medical, Inc.(b)	540	24,386
Orthofix International NV(b)	815	27,189
Total		150,748

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services —%
LHC Group, Inc.(b)	100	4,029
Magellan Health, Inc.(b)	525	31,810
Molina Healthcare, Inc.(b)	575	43,372
Owens & Minor, Inc.	100	3,516
Triple-S Management Corp., Class B(b)	1,225	26,435
Total		109,162
Health Care Technology —%
Quality Systems, Inc.	110	1,403
Life Sciences Tools & Services —%
Affymetrix, Inc.(b)	2,800	30,688
INC Research Holdings, Inc. Class A(b)	880	44,026
PAREXEL International Corp.(b)	600	41,376
Total		116,090
Pharmaceuticals —%
Lannett Co., Inc.(b)	310	18,476
Pernix Therapeutics Holdings, Inc.(b)	1,700	8,466
Total		26,942
Total Health Care		691,591
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Astronics Corp.(b)	495	30,690
Cubic Corp.	700	31,059
Curtiss-Wright Corp.	105	7,074
Moog, Inc., Class A(b)	545	36,439
Teledyne Technologies, Inc.(b)	175	18,142
Total		123,404
Air Freight & Logistics —%
Air Transport Services Group, Inc.(b)	2,320	24,012
Building Products —%
Continental Building Product(b)	1,465	31,117
Commercial Services & Supplies —%
Deluxe Corp.	625	40,269
Quad/Graphics, Inc.	1,890	31,090
West Corp.	150	4,328
Total		75,687

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering —%
Argan, Inc.	800	31,104
EMCOR Group, Inc.	830	39,699
Total		70,803
Electrical Equipment —%
General Cable Corp.	500	8,160
Machinery —%
Douglas Dynamics, Inc.	370	7,592
Kadant, Inc.	655	29,861
Meritor, Inc.(b)	1,000	14,080
Mueller Industries, Inc.	125	4,046
Wabash National Corp.(b)	2,575	35,381
Total		90,960
Marine —%
Matson, Inc.	910	37,692
Professional Services —%
GP Strategies Corp.(b)	65	1,865
RPX Corp.(b)	1,880	29,102
Total		30,967
Road & Rail —%
ArcBest Corp.	960	31,728
Total Industrials		524,530
INFORMATION TECHNOLOGY 0.1%
Communications Equipment —%
ADTRAN, Inc.	1,460	24,090
Plantronics, Inc.	125	7,260
Polycom, Inc.(b)	2,675	30,441
Total		61,791
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.(b)	125	2,757
Checkpoint Systems, Inc.	3,000	26,220
Coherent, Inc.(b)	385	22,311
Insight Enterprises, Inc.(b)	435	11,741
Littelfuse, Inc.	250	23,000
Methode Electronics, Inc.	700	18,781
Sanmina Corp.(b)	1,900	41,933
Total		146,743

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services —%
Cimpress NV(b)	50	3,227
Constant Contact, Inc.(b)	1,100	28,424
DHI Group, Inc.(b)	860	6,854
EarthLink Holdings Corp.	1,500	11,010
LogMeIn, Inc.(b)	550	40,469
RetailMeNot, Inc.(b)	1,185	17,953
Web.com Group, Inc.(b)	525	13,067
Total		121,004
IT Services —%
Convergys Corp.	1,500	37,665
MAXIMUS, Inc.	165	11,255
NeuStar, Inc., Class A(b)	1,165	35,963
Science Applications International Corp.	700	37,576
Total		122,459
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	5,790	25,534
Diodes, Inc.(b)	1,375	30,511
Microsemi Corp.(b)	1,175	38,705
Xcerra Corp.(b)	2,495	15,681
Total		110,431
Software —%
Aspen Technology, Inc.(b)	950	42,161
AVG Technologies NV(b)	1,330	38,224
Fair Isaac Corp.	245	22,219
Progress Software Corp.(b)	1,300	38,584
Total		141,188
Total Information Technology		703,616
MATERIALS —%
Chemicals —%
Chemtura Corp.(b)	1,260	34,562
Innospec, Inc.	270	11,678
PolyOne Corp.	535	18,334
Total		64,574
Metals & Mining —%
Century Aluminum Co.(b)	2,195	20,457
Materion Corp.	855	26,163
Total		46,620

Common Stocks (continued)

Issuer	Shares	Value ($)
Paper & Forest Products —%
Clearwater Paper Corp.(b)	550	32,368
Total Materials		143,562
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
General Communication, Inc., Class A(b)	1,355	24,932
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	350	12,033
Total Telecommunication Services		36,965
UTILITIES —%
Electric Utilities —%
IDACORP, Inc.	385	23,912
Portland General Electric Co.	1,050	37,811
Total		61,723
Gas Utilities —%
Chesapeake Utilities Corp.	325	16,712
New Jersey Resources Corp.	955	27,599
Southwest Gas Corp.	630	35,494
Total		79,805
Water Utilities —%
SJW Corp.	565	16,866
Total Utilities		158,394
Total Common Stocks (Cost: $4,291,536)		4,132,026

Money Market Funds 8.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.124%(a)(c)	59,156,193	59,156,193
Total Money Market Funds (Cost: $59,156,193)		59,156,193
Total Investments (Cost: $647,986,281)		668,014,217
Other Assets & Liabilities, Net		735,553
Net Assets		668,749,770

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2015 (Unaudited)

At July 31, 2015, cash totaling $1,251,482 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI FUT	120	USD	12,590,400	09/2015	4,545	—
S&P MID 400 EMINI	20	USD	2,998,600	09/2015	—	(54,449)
SPI 200 FUTURES	28	AUD	2,891,418	09/2015	90,384	—
TOPIX INDX FUTR	30	JPY	4,018,235	09/2015	16,580	—
US 10YR NOTE (CBT)	60	USD	7,646,250	09/2015	15,824	—
US 5YR NOTE (CBT)	15	USD	1,797,656	09/2015	9,109	—
US LONG BOND(CBT)	20	USD	3,118,750	09/2015	36,677	—
US ULTRA BOND CBT	15	USD	2,392,969	09/2015	41,222	—
Total			37,454,278		214,341	(54,449)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	2,405,924	32,492	(163,098)	20,176	2,295,494	—	—	2,498,996
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	11,047,318	11,523	(10,506,731)	(552,110)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	15,378,197	983,780	(15,856,276)	(505,701)	—	942,817	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,445,837
Columbia Contrarian Core Fund, Class I Shares	23,146,263	65,764	(10,247,122)	4,157,224	17,122,129	—	—	23,282,585
Columbia Corporate Income Fund, Class I Shares	137,668,717	2,741,776	(1,815,104)	18,292	138,613,681	—	2,197,433	135,578,187
Columbia Diversified Absolute Return Fund, Class I Shares	—	14,905,207	(254,639)	1,044	14,651,612	—	—	14,592,073

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Bond Fund, Class I Shares	19,005,223	406,432	(4,102,248)	(167,460)	15,141,947	—	247,023	14,153,859
Columbia European Equity Fund, Class I Shares	21,306,614	169,651	(3,241,054)	696,640	18,931,851	—	—	20,802,653
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	1,525,553	50,038	(13,370)	(151)	1,562,070	—	35,654	1,532,396
Columbia Income Opportunities Fund, Class I Shares	28,438,560	4,361,184	(1,540,185)	56,150	31,315,709	—	763,777	31,827,101
Columbia Inflation Protected Securities Fund, Class I Shares	15,451,697	126,312	(136,306)	(17,954)	15,423,749	—	—	13,738,014
Columbia International Bond Fund, Class I Shares	3,676,343	—	(3,513,004)	(163,339)	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	12,692,142	28,267	(2,613,488)	1,144,513	11,251,434	—	—	16,257,065
Columbia Large Core Quantitative Fund, Class I Shares	20,558,502	43,589	(1,799,284)	782,909	19,585,716	—	—	27,459,374
Columbia Large Growth Quantitative Fund, Class I Shares	22,245,816	49,994	(2,035,644)	408,121	20,668,287	—	—	23,261,943
Columbia Large Value Quantitative Fund, Class I Shares	38,613,588	124,808	(1,237,672)	62,716	37,563,440	—	—	39,575,002
Columbia Limited Duration Credit Fund, Class I Shares	46,438,690	663,610	(1,455,972)	32,691	45,679,019	—	542,790	45,463,711
Columbia Mortgage Opportunities Fund, Class I Shares	—	10,718,787	(534,738)	995	10,185,044	—	181,911	10,186,343
Columbia Multi-Asset Income Fund, Class I Shares	—	14,064,593	—	—	14,064,593	—	237,593	13,618,467
Columbia Overseas Value Fund, Class I Shares	30,566,410	128,347	(3,388,744)	48,779	27,354,792	—	—	28,008,669
Columbia Pacific/ Asia Fund, Class I Shares	3,791,988	118,385	(832,323)	109,524	3,187,574	9,180	11,461	3,508,101
Columbia Select Large Cap Equity Fund, Class I Shares	—	14,364,558	—	—	14,364,558	487,415	65,143	13,999,810
Columbia Short-Term Cash Fund	81,183,164	41,663,273	(63,690,244)	—	59,156,193	—	38,291	59,156,193
Columbia Small Cap Core Fund, Class I Shares	10,656,827	43,598	(695,284)	90,332	10,095,473	—	—	10,824,845

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	102,602,529	1,793,586	(4,445,083)	(18,737)	99,932,295	—	1,543,364	99,499,097
Columbia U.S. Treasury Index Fund, Class I Shares	11,194,137	144,056	(276,032)	(14,076)	11,048,085	—	75,445	10,611,870
Total	659,594,202	112,303,610	(134,393,645)	6,190,578	643,694,745	1,439,412	5,939,885	663,882,191

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2015.

Currency Legend

AUD  Australian Dollar

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	206,980,047	—	—	206,980,047
Fixed-Income Funds	362,590,578	—	—	362,590,578
Alternative Investment Funds	35,155,373	—	—	35,155,373
Common Stocks
Consumer Discretionary	611,834	—	—	611,834
Consumer Staples	139,533	—	—	139,533
Energy	122,298	—	—	122,298
Financials	999,703	—	—	999,703
Health Care	691,591	—	—	691,591
Industrials	524,530	—	—	524,530
Information Technology	703,616	—	—	703,616
Materials	143,562	—	—	143,562
Telecommunication Services	36,965	—	—	36,965
Utilities	158,394	—	—	158,394
Total Common Stocks	4,132,026	—	—	4,132,026
Money Market Funds	59,156,193	—	—	59,156,193
Total Investments	668,014,217	—	—	668,014,217
Derivatives
Assets
Futures Contracts	214,341	—	—	214,341
Liabilities
Futures Contracts	(54,449)	—	—	(54,449)
Total	668,174,109	—	—	668,174,109

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 44.8%

	Shares	Value ($)
INTERNATIONAL 12.5%
Columbia Emerging Markets Fund, Class I Shares(a)	1,528,587	15,071,864
Columbia European Equity Fund, Class I Shares(a)	10,010,233	73,675,319
Columbia Overseas Value Fund, Class I Shares(a)	8,225,754	73,291,465
Columbia Pacific/Asia Fund, Class I Shares(a)	4,447,054	43,625,600
Total		205,664,248
U.S. LARGE CAP 30.6%
Columbia Contrarian Core Fund, Class I Shares(a)	3,755,739	85,029,943
Columbia Large Cap Growth Fund, Class I Shares(a)	636,789	24,713,789
Columbia Large Core Quantitative Fund, Class I Shares(a)	6,928,665	69,702,369
Columbia Large Growth Quantitative Fund, Class I Shares(a)	7,486,961	71,500,473
Columbia Large Value Quantitative Fund, Class I Shares(a)	10,876,809	104,961,205
Columbia Select Large Cap Equity Fund, Class I Shares(a)	5,735,392	68,595,290
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,342,364	44,645,467
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,535,600	36,040,527
Total		505,189,063
U.S. SMALL CAP 1.7%
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	243,300	5,637,268
Columbia Small Cap Core Fund, Class I Shares(a)	1,269,682	23,412,927
Total		29,050,195
Total Equity Funds (Cost: $625,239,629)		739,903,506

Fixed-Income Funds 41.8%

EMERGING MARKETS 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,739,788	29,206,135

Fixed-Income Funds (continued)

	Shares	Value ($)
HIGH YIELD 7.9%
Columbia High Yield Bond Fund, Class I Shares(a)	2,707,217	7,932,146
Columbia Income Opportunities Fund, Class I Shares(a)	12,402,630	123,158,113
Total		131,090,259
INFLATION PROTECTED SECURITIES 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,803,351	16,031,789
INVESTMENT GRADE 31.1%
Columbia Corporate Income Fund, Class I Shares(a)	13,591,141	133,872,741
Columbia Intermediate Bond Fund, Class I Shares(a)	22,848,883	208,838,787
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,783,680	36,701,693
Columbia Mortgage Opportunities Fund, Class I Shares(a)	2,762,790	27,710,789
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	19,302,837	106,551,661
Total		513,675,671
Total Fixed-Income Funds (Cost: $698,318,445)		690,003,854

Alternative Investment Funds 4.3%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	827,428	9,101,702
Columbia Adaptive Alternatives Fund, Class I Shares(a)(b)	451,354	4,445,837
Columbia Diversified Absolute Return Fund, Class I Shares(a)(b)	3,190,475	31,777,135
Columbia Multi-Asset Income Fund, Class I Shares(a)	2,605,353	25,219,821
Total Alternative Investment Funds (Cost: $70,745,051)		70,544,495

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

Common Stocks 1.2%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	5,335	175,682
Dana Holding Corp.	8,050	149,408
Gentherm, Inc.(b)	250	12,582
Total		337,672
Diversified Consumer Services —%
Capella Education Co.	2,200	113,322
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	1,300	197,457
Denny's Corp.(b)	6,910	81,262
DineEquity, Inc.	700	72,807
Jack in the Box, Inc.	2,320	220,400
Marriott Vacations Worldwide Corp.	2,200	183,920
Ruth's Hospitality Group, Inc.	2,800	49,084
Total		804,930
Household Durables —%
Helen of Troy Ltd.(b)	2,000	175,560
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A(b)	15,680	156,016
Lands' End, Inc.(b)	5,750	135,585
Overstock.com, Inc.(b)	2,470	52,265
PetMed Express, Inc.	3,120	52,572
Total		396,438
Leisure Products —%
Sturm Ruger & Co., Inc.	3,020	181,260
Media —%
Eros International PLC(b)	3,800	135,964
Nexstar Broadcasting Group, Inc., Class A	1,990	114,146
Total		250,110
Specialty Retail 0.1%
Buckle, Inc. (The)	1,400	61,922
Build-A-Bear Workshop, Inc.(b)	3,800	66,310
Cato Corp. (The), Class A	4,520	173,613
Children's Place, Inc. (The)	1,225	70,928
Citi Trends, Inc.(b)	1,490	35,477
Outerwall, Inc.	2,310	163,594
Total		571,844

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Perry Ellis International, Inc.(b)	1,680	40,471
Vera Bradley, Inc.(b)	5,230	56,798
Wolverine World Wide, Inc.	3,300	96,756
Total		194,025
Total Consumer Discretionary		3,025,161
CONSUMER STAPLES —%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	1,700	78,676
SUPERVALU, Inc.(b)	11,560	106,583
Total		185,259
Food Products —%
Cal-Maine Foods, Inc.	3,600	194,976
Sanderson Farms, Inc.	2,300	165,623
Total		360,599
Personal Products —%
Usana Health Sciences, Inc.(b)	1,210	150,827
Total Consumer Staples		696,685
ENERGY —%
Energy Equipment & Services —%
Newpark Resources, Inc.(b)	10,100	73,023
Oil States International, Inc.(b)	2,560	77,082
Pioneer Energy Services Corp.(b)	5,800	21,228
Total		171,333
Oil, Gas & Consumable Fuels —%
Jones Energy, Inc., Class A(b)	2,400	16,896
Pacific Ethanol, Inc.(b)	20,525	151,474
PDC Energy, Inc.(b)	590	27,701
REX American Resources Corp.(b)	2,925	151,047
Westmoreland Coal Co.(b)	5,160	80,444
Total		427,562
Total Energy		598,895
FINANCIALS 0.3%
Banks 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,665	128,381
Berkshire Hills Bancorp, Inc.	3,130	91,083
Central Pacific Financial Corp.	6,790	158,139
Customers Bancorp, Inc.(b)	5,105	128,391

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
First BanCorp(b)	15,775	67,990
First NBC Bank Holding Co.(b)	3,370	128,734
Hilltop Holdings, Inc.(b)	1,825	38,416
International Bancshares Corp.	4,740	127,648
OFG Bancorp	800	6,448
Wintrust Financial Corp.	925	49,876
Total		925,106
Capital Markets —%
Arlington Asset Investment Corp., Class A	7,980	152,418
BGC Partners, Inc., Class A	980	9,653
Investment Technology Group, Inc.	3,645	74,176
Piper Jaffray Companies(b)	800	35,880
Total		272,127
Consumer Finance —%
Cash America International, Inc.	1,200	33,276
Nelnet, Inc., Class A	3,650	143,774
World Acceptance Corp.(b)	2,750	149,655
Total		326,705
Insurance —%
American Equity Investment Life Holding Co.	6,700	197,918
Employers Holdings, Inc.	2,315	55,560
Enstar Group Ltd.(b)	325	51,997
Fidelity & Guaranty Life	365	9,501
Heritage Insurance Holdings, Inc.(b)	6,360	157,219
Maiden Holdings Ltd.	9,380	155,145
Total		627,340
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	7,750	141,050
Apollo Residential Mortgage, Inc.	3,000	43,440
Coresite Realty Corp.	3,600	180,720
CyrusOne, Inc.	6,090	187,207
CYS Investments, Inc.	10,100	78,376
DiamondRock Hospitality Co.	6,000	75,660
DuPont Fabros Technology, Inc.	5,600	168,840
LaSalle Hotel Properties	5,675	188,807
Pebblebrook Hotel Trust	2,175	88,523
RLJ Lodging Trust	2,075	61,897
Ryman Hospitality Properties, Inc.	3,475	198,701
Strategic Hotels & Resorts, Inc.(b)	16,100	220,087

Common Stocks (continued)

Issuer	Shares	Value ($)
Summit Hotel Properties, Inc.	12,700	173,101
Sunstone Hotel Investors, Inc.	12,545	176,508
Western Asset Mortgage Capital Corp.	720	9,986
Total		1,992,903
Thrifts & Mortgage Finance 0.1%
Banc of California, Inc.	3,900	47,307
HomeStreet, Inc.(b)	4,530	102,423
MGIC Investment Corp.(b)	18,100	200,367
Radian Group, Inc.	11,210	206,937
Walker & Dunlop, Inc.(b)	6,750	161,662
Washington Federal, Inc.	3,775	87,882
Total		806,578
Total Financials		4,950,759
HEALTH CARE 0.2%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	2,180	101,195
AMAG Pharmaceuticals, Inc.(b)	1,220	77,958
Anacor Pharmaceuticals, Inc.(b)	430	64,152
Arena Pharmaceuticals, Inc.(b)	14,290	57,732
Arrowhead Research Corp.(b)	9,700	59,946
Celldex Therapeutics, Inc.(b)	1,100	25,905
Clovis Oncology, Inc.(b)	730	61,634
Curis, Inc.(b)	21,670	68,044
Dyax Corp.(b)	2,090	51,435
Dynavax Technologies Corp.(b)	4,855	142,785
Exelixis, Inc.(b)	5,410	30,999
Insmed, Inc.(b)	1,920	52,032
Keryx Biopharmaceuticals, Inc.(b)	1,890	15,082
Merrimack Pharmaceuticals, Inc.(b)	3,330	33,633
Neurocrine Biosciences, Inc.(b)	1,050	52,626
Novavax, Inc.(b)	13,580	163,775
Portola Pharmaceuticals, Inc.(b)	1,390	68,722
PTC Therapeutics, Inc.(b)	400	20,484
Spark Therapeutics, Inc.(b)	1,010	62,054
TESARO, Inc.(b)	1,270	73,660
Ultragenyx Pharmaceutical, Inc.(b)	730	88,279
vTv Therapeutics, Inc., Class A(b)	3,958	39,580
Total		1,411,712

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.1%
Analogic Corp.	1,290	103,909
Greatbatch, Inc.(b)	3,440	187,583
Merit Medical Systems, Inc.(b)	7,475	191,061
Natus Medical, Inc.(b)	2,705	122,158
Orthofix International NV(b)	3,900	130,104
Total		734,815
Health Care Providers & Services —%
LHC Group, Inc.(b)	550	22,160
Magellan Health, Inc.(b)	2,650	160,563
Molina Healthcare, Inc.(b)	2,800	211,204
Owens & Minor, Inc.	575	20,217
Triple-S Management Corp., Class B(b)	6,010	129,696
Total		543,840
Health Care Technology —%
Quality Systems, Inc.	910	11,603
Life Sciences Tools & Services —%
Affymetrix, Inc.(b)	13,700	150,152
INC Research Holdings, Inc. Class A(b)	4,340	217,130
PAREXEL International Corp.(b)	2,960	204,122
Total		571,404
Pharmaceuticals —%
Lannett Co., Inc.(b)	1,530	91,188
Pernix Therapeutics Holdings, Inc.(b)	8,600	42,828
Total		134,016
Total Health Care		3,407,390
INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
Astronics Corp.(b)	2,410	149,420
Cubic Corp.	3,400	150,858
Curtiss-Wright Corp.	505	34,022
Moog, Inc., Class A(b)	2,690	179,853
Teledyne Technologies, Inc.(b)	900	93,303
Total		607,456
Air Freight & Logistics —%
Air Transport Services Group, Inc.(b)	11,410	118,094
Building Products —%
Continental Building Product(b)	7,210	153,140

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies —%
Deluxe Corp.	3,070	197,800
Quad/Graphics, Inc.	9,200	151,340
West Corp.	700	20,195
Total		369,335
Construction & Engineering —%
Argan, Inc.	3,940	153,187
EMCOR Group, Inc.	4,100	196,103
Total		349,290
Electrical Equipment —%
General Cable Corp.	2,300	37,536
Machinery 0.1%
Douglas Dynamics, Inc.	1,810	37,141
Kadant, Inc.	3,230	147,256
Meritor, Inc.(b)	4,900	68,992
Mueller Industries, Inc.	675	21,850
Wabash National Corp.(b)	12,600	173,124
Total		448,363
Marine —%
Matson, Inc.	4,490	185,976
Professional Services —%
GP Strategies Corp.(b)	385	11,045
RPX Corp.(b)	9,260	143,345
Total		154,390
Road & Rail —%
ArcBest Corp.	4,720	155,996
Total Industrials		2,579,576
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
ADTRAN, Inc.	7,180	118,470
Plantronics, Inc.	650	37,752
Polycom, Inc.(b)	13,100	149,078
Total		305,300
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.(b)	700	15,442
Checkpoint Systems, Inc.	14,800	129,352
Coherent, Inc.(b)	1,875	108,656
Insight Enterprises, Inc.(b)	2,210	59,648
Littelfuse, Inc.	1,170	107,640

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Methode Electronics, Inc.	3,450	92,564
Sanmina Corp.(b)	9,300	205,251
Total		718,553
Internet Software & Services —%
Cimpress NV(b)	200	12,906
Constant Contact, Inc.(b)	5,520	142,637
DHI Group, Inc.(b)	4,220	33,633
EarthLink Holdings Corp.	7,550	55,417
LogMeIn, Inc.(b)	2,680	197,194
RetailMeNot, Inc.(b)	5,845	88,552
Web.com Group, Inc.(b)	2,675	66,581
Total		596,920
IT Services —%
Convergys Corp.	7,700	193,347
MAXIMUS, Inc.	815	55,591
NeuStar, Inc., Class A(b)	5,530	170,711
Science Applications International Corp.	3,400	182,512
Total		602,161
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	26,870	118,497
Diodes, Inc.(b)	6,600	146,454
Microsemi Corp.(b)	5,840	192,369
Xcerra Corp.(b)	12,280	77,180
Total		534,500
Software 0.1%
Aspen Technology, Inc.(b)	4,670	207,254
AVG Technologies NV(b)	6,540	187,960
Fair Isaac Corp.	1,210	109,735
Progress Software Corp.(b)	6,450	191,436
Total		696,385
Total Information Technology		3,453,819
MATERIALS —%
Chemicals —%
Chemtura Corp.(b)	6,250	171,437
Innospec, Inc.	1,315	56,874
PolyOne Corp.	2,585	88,588
Total		316,899
Common Stocks (continued)

Issuer	Shares	Value ($)
Metals & Mining —%
Century Aluminum Co.(b)	10,905	101,635
Materion Corp.	4,090	125,154
Total		226,789
Paper & Forest Products —%
Clearwater Paper Corp.(b)	2,800	164,780
Total Materials		708,468
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
General Communication, Inc., Class A(b)	6,660	122,544
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	1,700	58,446
Total Telecommunication Services		180,990
UTILITIES 0.1%
Electric Utilities —%
IDACORP, Inc.	1,890	117,388
Portland General Electric Co.	5,100	183,651
Total		301,039
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,500	77,130
New Jersey Resources Corp.	4,690	135,541
Southwest Gas Corp.	3,055	172,119
Total		384,790
Water Utilities —%
SJW Corp.	2,770	82,684
Total Utilities		768,513
Total Common Stocks (Cost: $21,149,224)		20,370,256

Money Market Funds 7.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.124%(a)(c)	126,277,153	126,277,153
Total Money Market Funds (Cost: $126,277,153)		126,277,153
Total Investments (Cost: $1,541,729,502)		1,647,099,264
Other Assets & Liabilities, Net		3,214,754
Net Assets		1,650,314,018

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

At July 31, 2015, cash totaling $3,350,142 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	91	USD	13,643,630	09/2015	—	(247,743)
S&P500 EMINI FUT	376	USD	39,449,920	09/2015	—	(36,587)
SPI 200 FUTURES	28	AUD	2,891,418	09/2015	90,386	—
TOPIX INDX FUTR	39	JPY	5,223,706	09/2015	21,553	—
US 10YR NOTE (CBT)	85	USD	10,832,188	09/2015	42,321	—
US LONG BOND(CBT)	50	USD	7,796,875	09/2015	91,692	—
US ULTRA BOND CBT	50	USD	7,976,563	09/2015	38,567	—
Total			87,814,300		284,519	(284,330)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	8,778,841	14,277	(577,421)	78,169	8,293,866	—	—	9,101,702
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	29,342,802	876	(27,842,449)	(1,501,229)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	34,940,036	2,149,463	(36,043,723)	(1,045,776)	—	2,149,062	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,445,837
Columbia Contrarian Core Fund, Class I Shares	101,055,637	13,461	(52,025,216)	22,387,546	71,431,428	—	—	85,029,943
Columbia Corporate Income Fund, Class I Shares	135,769,462	2,228,541	(971,737)	23,792	137,050,058	—	2,170,312	133,872,741
Columbia Diversified Absolute Return Fund, Class I Shares	—	32,243,904	(339,235)	521	31,905,190	—	—	31,777,135

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Bond Fund, Class I Shares	30,325,054	490,363	(182,837)	(7,752)	30,624,828	—	476,153	29,206,135
Columbia Emerging Markets Fund, Class I Shares	15,745,379	6,799	(911,225)	78,079	14,919,032	—	—	15,071,864
Columbia European Equity Fund, Class I Shares	63,955,328	15,603	(7,540,182)	2,020,151	58,450,900	—	—	73,675,319
Columbia High Yield Bond Fund, Class I Shares	—	8,064,273	(50,492)	(56)	8,013,725	—	146,699	7,932,146
Columbia Income Opportunities Fund, Class I Shares	121,156,484	2,975,249	(4,769,254)	1,190,137	120,552,616	—	2,954,462	123,158,113
Columbia Inflation Protected Securities Fund, Class I Shares	16,435,941	2,442,615	(604,762)	(102,377)	18,171,417	—	—	16,031,789
Columbia Intermediate Bond Fund, Class I Shares	210,817,422	2,725,166	(2,308,574)	123,093	211,357,107	—	2,624,394	208,838,787
Columbia Large Cap Growth Fund, Class I Shares	16,578,363	6,868	(3,333,963)	1,933,601	15,184,869	—	—	24,713,789
Columbia Large Core Quantitative Fund, Class I Shares	43,123,754	8,287	(4,096,204)	2,251,142	41,286,979	—	—	69,702,369
Columbia Large Growth Quantitative Fund, Class I Shares	67,514,448	12,032	(6,685,109)	2,666,836	63,508,207	—	—	71,500,473
Columbia Large Value Quantitative Fund, Class I Shares	102,173,027	21,811	(2,649,890)	132,622	99,677,570	—	—	104,961,205
Columbia Limited Duration Credit Fund, Class I Shares	38,196,062	449,964	(889,822)	(11,174)	37,745,030	—	437,328	36,701,693
Columbia Mortgage Opportunities Fund, Class I Shares	—	28,338,509	(632,460)	1,990	27,708,039	—	484,477	27,710,789
Columbia Multi-Asset Income Fund, Class I Shares	—	26,045,995	—	—	26,045,995	—	439,995	25,219,821
Columbia Overseas Value Fund, Class I Shares	80,799,010	21,488	(7,801,203)	(184,870)	72,834,425	—	—	73,291,465
Columbia Pacific/Asia Fund, Class I Shares	38,103,709	277,181	(4,171,371)	1,144,107	35,353,626	115,385	144,042	43,625,600
Columbia Select Large Cap Equity Fund, Class I Shares	29,632,879	47,386,974	(4,787,645)	(470,037)	71,762,171	3,356,352	448,579	68,595,290
Columbia Select Large Cap Growth Fund, Class I Shares	33,898,738	2,463,972	(6,435,608)	2,308,371	32,235,473	2,444,107	—	44,645,467

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Select Large-Cap Value Fund, Class I Shares	23,380,096	11,566	(1,450,907)	654,599	22,595,354	—	—	36,040,527
Columbia Select Smaller-Cap Value Fund, Class I Shares	6,800,652	6,864	(3,290,846)	985,994	4,502,664	—	—	5,637,268
Columbia Short-Term Cash Fund	177,683,380	103,357,787	(154,764,014)	—	126,277,153	—	81,772	126,277,153
Columbia Small Cap Core Fund, Class I Shares	22,763,461	9,592	(1,468,662)	192,540	21,496,931	—	—	23,412,927
Columbia U.S. Government Mortgage Fund, Class I Shares	108,950,506	1,671,382	(3,538,229)	11,966	107,095,625	—	1,641,835	106,551,661
Total	1,557,920,471	267,960,862	(340,163,040)	34,861,985	1,520,580,278	8,064,906	12,050,048	1,626,729,008

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2015.

Currency Legend

AUD  Australian Dollar

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	739,903,506	—	—	739,903,506
Fixed-Income Funds	690,003,854	—	—	690,003,854
Alternative Investment Funds	70,544,495	—	—	70,544,495
Common Stocks
Consumer Discretionary	3,025,161	—	—	3,025,161
Consumer Staples	696,685	—	—	696,685
Energy	598,895	—	—	598,895
Financials	4,950,759	—	—	4,950,759
Health Care	3,407,390	—	—	3,407,390
Industrials	2,579,576	—	—	2,579,576
Information Technology	3,453,819	—	—	3,453,819
Materials	708,468	—	—	708,468
Telecommunication Services	180,990	—	—	180,990
Utilities	768,513	—	—	768,513
Total Common Stocks	20,370,256	—	—	20,370,256
Money Market Funds	126,277,153	—	—	126,277,153
Total Investments	1,647,099,264	—	—	1,647,099,264
Derivatives
Assets
Futures Contracts	284,519	—	—	284,519
Liabilities
Futures Contracts	(284,330)	—	—	(284,330)
Total	1,647,099,453	—	—	1,647,099,453

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 57.0%

	Shares	Value ($)
INTERNATIONAL 15.8%
Columbia Emerging Markets Fund, Class I Shares(a)	5,805,976	57,246,925
Columbia European Equity Fund, Class I Shares(a)	15,063,125	110,864,604
Columbia Overseas Value Fund, Class I Shares(a)	13,579,954	120,997,393
Columbia Pacific/Asia Fund, Class I Shares(a)	8,088,061	79,343,876
Total		368,452,798
U.S. LARGE CAP 39.2%
Columbia Contrarian Core Fund, Class I Shares(a)	6,467,811	146,431,252
Columbia Large Cap Growth Fund, Class I Shares(a)	1,909,275	74,098,973
Columbia Large Core Quantitative Fund, Class I Shares(a)	13,948,755	140,324,473
Columbia Large Growth Quantitative Fund, Class I Shares(a)	10,361,985	98,956,959
Columbia Large Value Quantitative Fund, Class I Shares(a)	19,407,062	187,278,145
Columbia Select Large Cap Equity Fund, Class I Shares(a)	8,929,526	106,797,130
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	4,666,297	88,939,627
Columbia Select Large-Cap Value Fund, Class I Shares(a)	3,114,178	73,089,746
Total		915,916,305
U.S. SMALL CAP 2.0%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)	2,141,634	15,162,769
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	375,163	8,692,521
Columbia Small Cap Core Fund, Class I Shares(a)	651,007	12,004,570
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	387,696	11,805,341
Total		47,665,201
Total Equity Funds (Cost: $1,128,878,124)		1,332,034,304

Fixed-Income Funds 26.9%

	Shares	Value ($)
EMERGING MARKETS 1.2%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,749,982	29,314,803
HIGH YIELD 8.6%
Columbia High Yield Bond Fund, Class I Shares(a)	22,719,859	66,569,187
Columbia Income Opportunities Fund, Class I Shares(a)	13,481,730	133,873,582
Total		200,442,769
INFLATION PROTECTED SECURITIES 0.5%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,218,860	10,835,664
INVESTMENT GRADE 16.6%
Columbia Corporate Income Fund, Class I Shares(a)	18,418,998	181,427,136
Columbia Mortgage Opportunities Fund, Class I Shares(a)	2,053,568	20,597,286
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	30,254,822	167,006,616
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,775,394	19,884,413
Total		388,915,451
Total Fixed-Income Funds (Cost: $634,761,787)		629,508,687

Alternative Investment Funds 4.0%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,191,226	13,103,481
Columbia Adaptive Alternatives Fund, Class I Shares(a)(b)	451,354	4,445,837
Columbia Diversified Absolute Return Fund, Class I Shares(a)(b)	4,028,002	40,118,905
Columbia Multi-Asset Income Fund, Class I Shares(a)	3,655,085	35,381,224
Total Alternative Investment Funds (Cost: $93,352,450)		93,049,447

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

Common Stocks 1.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	5,925	195,110
Dana Holding Corp.	8,900	165,184
Gentherm, Inc.(b)	265	13,338
Total		373,632
Diversified Consumer Services —%
Capella Education Co.	2,400	123,624
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	1,450	220,240
Denny's Corp.(b)	7,570	89,023
DineEquity, Inc.	775	80,608
Jack in the Box, Inc.	2,580	245,100
Marriott Vacations Worldwide Corp.	2,440	203,984
Ruth's Hospitality Group, Inc.	3,030	53,116
Total		892,071
Household Durables —%
Helen of Troy Ltd.(b)	2,225	195,311
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A(b)	17,400	173,130
Lands' End, Inc.(b)	6,380	150,440
Overstock.com, Inc.(b)	2,750	58,190
PetMed Express, Inc.	3,480	58,638
Total		440,398
Leisure Products —%
Sturm Ruger & Co., Inc.	3,350	201,067
Media —%
Eros International PLC(b)	4,220	150,991
Nexstar Broadcasting Group, Inc., Class A	2,210	126,766
Total		277,757
Specialty Retail 0.1%
Buckle, Inc. (The)	1,550	68,557
Build-A-Bear Workshop, Inc.(b)	4,200	73,290
Cato Corp. (The), Class A	5,020	192,818
Children's Place, Inc. (The)	1,375	79,612
Citi Trends, Inc.(b)	1,650	39,287
Outerwall, Inc.	2,560	181,299
Total		634,863

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Perry Ellis International, Inc.(b)	1,860	44,807
Vera Bradley, Inc.(b)	5,790	62,880
Wolverine World Wide, Inc.	3,650	107,018
Total		214,705
Total Consumer Discretionary		3,353,428
CONSUMER STAPLES —%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	1,900	87,932
SUPERVALU, Inc.(b)	12,830	118,293
Total		206,225
Food Products —%
Cal-Maine Foods, Inc.	3,890	210,683
China Milk Products Group Ltd.(b)(c)(d)(e)	322,000	—
Sanderson Farms, Inc.	2,500	180,025
Total		390,708
Personal Products —%
Usana Health Sciences, Inc.(b)	1,350	168,277
Total Consumer Staples		765,210
ENERGY —%
Energy Equipment & Services —%
Newpark Resources, Inc.(b)	11,200	80,976
Oil States International, Inc.(b)	2,840	85,512
Pioneer Energy Services Corp.(b)	6,400	23,424
Total		189,912
Oil, Gas & Consumable Fuels —%
Jones Energy, Inc., Class A(b)	2,700	19,008
Pacific Ethanol, Inc.(b)	22,750	167,895
PDC Energy, Inc.(b)	740	34,743
REX American Resources Corp.(b)	3,245	167,572
Westmoreland Coal Co.(b)	5,720	89,175
Total		478,393
Total Energy		668,305
FINANCIALS 0.2%
Banks 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	5,150	141,728
Berkshire Hills Bancorp, Inc.	3,460	100,686
Central Pacific Financial Corp.	7,540	175,607

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Customers Bancorp, Inc.(b)	5,655	142,223
First BanCorp(b)	17,475	75,317
First NBC Bank Holding Co.(b)	3,605	137,711
Hilltop Holdings, Inc.(b)	2,000	42,100
International Bancshares Corp.	5,290	142,460
OFG Bancorp	900	7,254
Wintrust Financial Corp.	1,025	55,268
Total		1,020,354
Capital Markets —%
Arlington Asset Investment Corp., Class A	8,850	169,035
BGC Partners, Inc., Class A	1,070	10,539
Investment Technology Group, Inc.	4,025	81,909
Piper Jaffray Companies(b)	900	40,365
Total		301,848
Consumer Finance —%
Cash America International, Inc.	1,300	36,049
Nelnet, Inc., Class A	4,000	157,560
World Acceptance Corp.(b)	2,980	162,172
Total		355,781
Insurance —%
American Equity Investment Life Holding Co.	7,440	219,778
Employers Holdings, Inc.	2,545	61,080
Enstar Group Ltd.(b)	345	55,196
Fidelity & Guaranty Life	420	10,933
Heritage Insurance Holdings, Inc.(b)	7,120	176,006
Maiden Holdings Ltd.	10,410	172,181
Total		695,174
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	8,600	156,520
Apollo Residential Mortgage, Inc.	3,300	47,784
Coresite Realty Corp.	4,000	200,800
CyrusOne, Inc.	6,760	207,802
CYS Investments, Inc.	11,200	86,912
DiamondRock Hospitality Co.	6,625	83,541
DuPont Fabros Technology, Inc.	6,200	186,930
LaSalle Hotel Properties	6,275	208,769
Pebblebrook Hotel Trust	2,425	98,698

Common Stocks (continued)

Issuer	Shares	Value ($)
RLJ Lodging Trust	2,300	68,609
Ryman Hospitality Properties, Inc.	3,800	217,284
Strategic Hotels & Resorts, Inc.(b)	17,800	243,326
Summit Hotel Properties, Inc.	14,000	190,820
Sunstone Hotel Investors, Inc.	13,895	195,503
Western Asset Mortgage Capital Corp.	780	10,819
Total		2,204,117
Thrifts & Mortgage Finance —%
Banc of California, Inc.	4,300	52,159
HomeStreet, Inc.(b)	5,140	116,215
MGIC Investment Corp.(b)	20,090	222,396
Radian Group, Inc.	12,440	229,642
Walker & Dunlop, Inc.(b)	7,490	179,386
Washington Federal, Inc.	4,200	97,776
Total		897,574
Total Financials		5,474,848
HEALTH CARE 0.2%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	2,420	112,337
AMAG Pharmaceuticals, Inc.(b)	1,350	86,265
Anacor Pharmaceuticals, Inc.(b)	470	70,119
Arena Pharmaceuticals, Inc.(b)	15,860	64,074
Arrowhead Research Corp.(b)	10,700	66,126
Celldex Therapeutics, Inc.(b)	1,280	30,144
Clovis Oncology, Inc.(b)	810	68,388
Curis, Inc.(b)	24,040	75,486
Dyax Corp.(b)	2,320	57,095
Dynavax Technologies Corp.(b)	5,380	158,226
Exelixis, Inc.(b)	6,000	34,380
Insmed, Inc.(b)	2,120	57,452
Keryx Biopharmaceuticals, Inc.(b)	2,090	16,678
Merrimack Pharmaceuticals, Inc.(b)	3,700	37,370
Neurocrine Biosciences, Inc.(b)	1,170	58,640
Novavax, Inc.(b)	15,070	181,744
Portola Pharmaceuticals, Inc.(b)	1,540	76,138
PTC Therapeutics, Inc.(b)	500	25,605
Spark Therapeutics, Inc.(b)	1,120	68,813
TESARO, Inc.(b)	1,410	81,780

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Ultragenyx Pharmaceutical, Inc.(b)	810	97,953
vTv Therapeutics, Inc., Class A(b)	4,398	43,980
Total		1,568,793
Health Care Equipment & Supplies 0.1%
Analogic Corp.	1,400	112,770
Greatbatch, Inc.(b)	3,800	207,214
Merit Medical Systems, Inc.(b)	8,270	211,381
Natus Medical, Inc.(b)	2,990	135,029
Orthofix International NV(b)	4,300	143,448
Total		809,842
Health Care Providers & Services —%
LHC Group, Inc.(b)	630	25,383
Magellan Health, Inc.(b)	2,900	175,711
Molina Healthcare, Inc.(b)	3,100	233,833
Owens & Minor, Inc.	650	22,854
Triple-S Management Corp., Class B(b)	6,670	143,938
Total		601,719
Health Care Technology —%
Quality Systems, Inc.	1,010	12,877
Life Sciences Tools & Services —%
Affymetrix, Inc.(b)	15,200	166,592
INC Research Holdings, Inc. Class A(b)	4,810	240,644
PAREXEL International Corp.(b)	3,290	226,879
Total		634,115
Pharmaceuticals —%
Lannett Co., Inc.(b)	1,690	100,724
Pernix Therapeutics Holdings, Inc.(b)	9,500	47,310
Total		148,034
Total Health Care		3,775,380
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Astronics Corp.(b)	2,675	165,850
Cubic Corp.	3,800	168,606
Curtiss-Wright Corp.	560	37,727
Moog, Inc., Class A(b)	3,000	200,580
Teledyne Technologies, Inc.(b)	1,000	103,670
Total		676,433
Air Freight & Logistics —%
Air Transport Services Group, Inc.(b)	12,660	131,031

Common Stocks (continued)

Issuer	Shares	Value ($)
Building Products —%
Continental Building Product(b)	8,000	169,920
Commercial Services & Supplies —%
Deluxe Corp.	3,400	219,062
Quad/Graphics, Inc.	10,200	167,790
West Corp.	800	23,080
Total		409,932
Construction & Engineering —%
Argan, Inc.	4,380	170,294
EMCOR Group, Inc.	4,500	215,235
Total		385,529
Electrical Equipment —%
General Cable Corp.	2,600	42,432
Machinery —%
Douglas Dynamics, Inc.	2,010	41,245
Kadant, Inc.	3,590	163,668
Meritor, Inc.(b)	5,400	76,032
Mueller Industries, Inc.	725	23,469
Wabash National Corp.(b)	13,900	190,986
Total		495,400
Marine —%
Matson, Inc.	4,980	206,272
Professional Services —%
GP Strategies Corp.(b)	420	12,050
RPX Corp.(b)	10,270	158,979
Total		171,029
Road & Rail —%
ArcBest Corp.	5,240	173,182
Total Industrials		2,861,160
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
ADTRAN, Inc.	7,970	131,505
Plantronics, Inc.	700	40,656
Polycom, Inc.(b)	14,500	165,010
Total		337,171
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.(b)	775	17,097
Checkpoint Systems, Inc.	15,760	137,742

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Coherent, Inc.(b)	2,075	120,246
Insight Enterprises, Inc.(b)	2,460	66,395
Littelfuse, Inc.	1,310	120,520
Methode Electronics, Inc.	3,825	102,625
Sanmina Corp.(b)	10,250	226,218
Total		790,843
Internet Software & Services —%
Cimpress NV(b)	300	19,359
Constant Contact, Inc.(b)	6,060	156,590
DHI Group, Inc.(b)	4,690	37,379
EarthLink Holdings Corp.	8,350	61,289
LogMeIn, Inc.(b)	2,965	218,165
RetailMeNot, Inc.(b)	6,490	98,324
Web.com Group, Inc.(b)	2,975	74,048
Total		665,154
IT Services —%
Convergys Corp.	8,500	213,435
MAXIMUS, Inc.	920	62,753
NeuStar, Inc., Class A(b)	6,200	191,394
Science Applications International Corp.	3,800	203,984
Total		671,566
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	31,620	139,444
Diodes, Inc.(b)	7,300	161,987
Microsemi Corp.(b)	6,460	212,792
Xcerra Corp.(b)	13,620	85,602
Total		599,825
Software 0.1%
Aspen Technology, Inc.(b)	5,180	229,888
AVG Technologies NV(b)	7,260	208,652
Fair Isaac Corp.	1,340	121,525
Progress Software Corp.(b)	7,160	212,509
Total		772,574
Total Information Technology		3,837,133
MATERIALS —%
Chemicals —%
Chemtura Corp.(b)	6,910	189,541
Innospec, Inc.	1,455	62,929
PolyOne Corp.	2,875	98,526
Total		350,996

Common Stocks (continued)

Issuer	Shares	Value ($)
Metals & Mining —%
Century Aluminum Co.(b)	12,070	112,493
Materion Corp.	4,540	138,924
Total		251,417
Paper & Forest Products —%
Clearwater Paper Corp.(b)	3,100	182,435
Total Materials		784,848
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
General Communication, Inc., Class A(b)	7,390	135,976
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	1,900	65,322
Total Telecommunication Services		201,298
UTILITIES 0.1%
Electric Utilities —%
IDACORP, Inc.	2,100	130,431
Portland General Electric Co.	5,700	205,257
Total		335,688
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,700	87,414
New Jersey Resources Corp.	5,210	150,569
Southwest Gas Corp.	3,390	190,993
Total		428,976
Water Utilities —%
SJW Corp.	3,080	91,938
Total Utilities		856,602
Total Common Stocks (Cost: $23,627,298)		22,578,212

Money Market Funds 10.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.124%(a)(f)	252,782,936	252,782,936
Total Money Market Funds (Cost: $252,782,936)		252,782,936
Total Investments (Cost: $2,133,402,595)		2,329,953,586
Other Assets & Liabilities, Net		5,927,448
Net Assets		2,335,881,034

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

At July 31, 2015, cash totaling $7,380,165 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	225	USD	27,792,000	09/2015	—	(564,176)
S&P MID 400 EMINI	174	USD	26,087,820	09/2015	—	(473,706)
S&P500 EMINI FUT	961	USD	100,828,120	09/2015	181,348	—
US 10YR NOTE (CBT)	6	USD	764,625	09/2015	2,987	—
US LONG BOND(CBT)	20	USD	3,118,750	09/2015	36,677	—
US ULTRA BOND CBT	25	USD	3,988,281	09/2015	19,283	—
Total			162,579,596		240,295	(1,037,882)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	12,674,212	28,529	(774,959)	104,365	12,032,147	—	—	13,103,481
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,038,585	66	(22,852,035)	(1,186,616)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	19,426,328	1,190,627	(19,989,223)	(627,732)	—	1,190,621	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,445,837
Columbia Contrarian Core Fund, Class I Shares	156,957,016	24,927	(59,483,786)	20,512,299	118,010,456	—	—	146,431,252
Columbia Corporate Income Fund, Class I Shares	182,451,896	3,155,376	(340,149)	8,090	185,275,213	—	2,928,044	181,427,136
Columbia Diversified Absolute Return Fund, Class I Shares	—	40,335,758	(56,031)	301	40,280,028	—	—	40,118,905
Columbia Emerging Markets Bond Fund, Class I Shares	30,708,946	514,306	(24,017)	(994)	31,198,241	—	475,726	29,314,803

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Fund, Class I Shares	59,676,295	100,448	(2,496,132)	111,412	57,392,023	—	—	57,246,925
Columbia European Equity Fund, Class I Shares	104,226,262	42,478	(9,173,560)	2,444,749	97,539,929	—	—	110,864,604
Columbia High Yield Bond Fund, Class I Shares	22,852,644	44,871,259	(657,787)	37,398	67,103,514	—	1,542,459	66,569,187
Columbia Income Opportunities Fund, Class I Shares	131,034,808	3,246,910	(3,181,814)	295,375	131,395,279	—	3,192,401	133,873,582
Columbia Inflation Protected Securities Fund, Class I Shares	8,766,016	3,364,752	(912,354)	(37,754)	11,180,660	—	—	10,835,664
Columbia International Bond Fund, Class I Shares	21,408,707	12	(20,460,659)	(948,060)	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	50,390,756	10,567	(8,655,350)	5,150,122	46,896,095	—	—	74,098,973
Columbia Large Core Quantitative Fund, Class I Shares	91,004,253	16,159	(5,912,935)	2,494,347	87,601,824	—	—	140,324,473
Columbia Large Growth Quantitative Fund, Class I Shares	97,761,238	16,920	(6,926,346)	509,137	91,360,949	—	—	98,956,959
Columbia Large Value Quantitative Fund, Class I Shares	179,875,887	14,241	(1,243,692)	63,400	178,709,836	—	—	187,278,145
Columbia Mortgage Opportunities Fund, Class I Shares	20,980,286	463,837	(917,497)	7,228	20,533,854	—	435,854	20,597,286
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	10,313,360	1,370	(685,077)	404,705	10,034,358	—	—	15,162,769
Columbia Multi-Asset Income Fund, Class I Shares	—	36,540,275	—	—	36,540,275	—	617,275	35,381,224
Columbia Overseas Value Fund, Class I Shares	128,278,620	66,032	(10,941,910)	1,346,912	118,749,654	—	—	120,997,393
Columbia Pacific/Asia Fund, Class I Shares	68,275,679	556,531	(6,211,778)	1,681,010	64,301,442	209,232	261,198	79,343,876
Columbia Select Large Cap Equity Fund, Class I Shares	50,300,368	64,018,535	(3,081,205)	(239,456)	110,998,242	4,913,217	656,655	106,797,130
Columbia Select Large Cap Growth Fund, Class I Shares	68,754,909	4,896,412	(10,427,272)	3,016,634	66,240,683	4,895,907	—	88,939,627
Columbia Select Large-Cap Value Fund, Class I Shares	51,591,866	14,399	(1,585,683)	701,610	50,722,192	—	—	73,089,746

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Select Smaller-Cap Value Fund, Class I Shares	8,607,895	680	(940,181)	211,726	7,880,120	—	—	8,692,521
Columbia Short-Term Cash Fund	338,213,798	130,882,482	(216,313,344)	—	252,782,936	—	162,557	252,782,936
Columbia Small Cap Core Fund, Class I Shares	11,508,308	4,243	(566,059)	73,536	11,020,028	—	—	12,004,570
Columbia Small Cap Growth Fund I, Class I Shares	13,576,154	40	(2,319,509)	163,608	11,420,293	—	—	11,805,341
Columbia U.S. Government Mortgage Fund, Class I Shares	167,893,644	2,622,121	(2,623,421)	17,876	167,910,220	—	2,547,497	167,006,616
Columbia U.S. Treasury Index Fund, Class I Shares	20,028,037	168,945	(31,035)	(1,141)	20,164,806	—	138,790	19,884,413
Total	2,151,576,773	341,669,237	(419,784,800)	36,314,087	2,109,775,297	11,208,977	12,958,456	2,307,375,374

(b)  Non-income producing investment.

(c)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at July 31, 2015 was $0, which represents less than 0.01% of net assets. Information concerning such security holdings at July 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11/17/2010	172,880

(d)  Negligible market value.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(f)  The rate shown is the seven-day current annualized yield at July 31, 2015.

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

Fair Value Measurements (continued)

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Equity Funds	1,332,034,304	—	—		1,332,034,304
Fixed-Income Funds	629,508,687	—	—		629,508,687
Alternative Investment Funds	93,049,447	—	—		93,049,447
Common Stocks
Consumer Discretionary	3,353,428	—	—		3,353,428
Consumer Staples	765,210	—	0	(a)	765,210
Energy	668,305	—	—		668,305
Financials	5,474,848	—	—		5,474,848
Health Care	3,775,380	—	—		3,775,380
Industrials	2,861,160	—	—		2,861,160
Information Technology	3,837,133	—	—		3,837,133
Materials	784,848	—	—		784,848
Telecommunication Services	201,298	—	—		201,298
Utilities	856,602	—	—		856,602
Total Common Stocks	22,578,212	—	0	(a)	22,578,212
Money Market Funds	252,782,936	—	—		252,782,936
Total Investments	2,329,953,586	—	0	(a)	2,329,953,586
Derivatives
Assets
Futures Contracts	240,295	—	—		240,295
Liabilities
Futures Contracts	(1,037,882)	—	—		(1,037,882)
Total	2,329,155,999	—	0	(a)	2,329,155,999

(a) Round to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Aggressive Portfolio

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 71.9%

	Shares	Value ($)
INTERNATIONAL 19.6%
Columbia Emerging Markets Fund, Class I Shares(a)	2,922,403	28,814,894
Columbia European Equity Fund, Class I Shares(a)	5,224,164	38,449,847
Columbia Overseas Value Fund, Class I Shares(a)	4,486,376	39,973,611
Columbia Pacific/Asia Fund, Class I Shares(a)	2,960,027	29,037,865
Total		136,276,217
U.S. LARGE CAP 48.6%
Columbia Contrarian Core Fund, Class I Shares(a)	2,516,770	56,979,668
Columbia Large Cap Growth Fund, Class I Shares(a)	561,541	21,793,394
Columbia Large Core Quantitative Fund, Class I Shares(a)	4,176,052	42,011,082
Columbia Large Growth Quantitative Fund, Class I Shares(a)	4,386,359	41,889,731
Columbia Large Value Quantitative Fund, Class I Shares(a)	6,978,869	67,346,085
Columbia Select Large Cap Equity Fund, Class I Shares(a)	4,039,320	48,310,262
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	1,752,224	33,397,396
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,090,546	25,595,121
Total		337,322,739
U.S. SMALL CAP 3.7%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)	924,744	6,547,185
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	217,307	5,034,995
Columbia Small Cap Core Fund, Class I Shares(a)	572,882	10,563,954
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	103,889	3,163,426
Total		25,309,560
Total Equity Funds (Cost: $421,697,627)		498,908,516

Fixed-Income Funds 13.2%

	Shares	Value ($)
EMERGING MARKETS 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	319,037	3,400,931
HIGH YIELD 5.7%
Columbia High Yield Bond Fund, Class I Shares(a)	5,870,820	17,201,502
Columbia Income Opportunities Fund, Class I Shares(a)	2,260,585	22,447,612
Total		39,649,114
INVESTMENT GRADE 7.0%
Columbia Corporate Income Fund, Class I Shares(a)	2,765,902	27,244,137
Columbia Mortgage Opportunities Fund, Class I Shares(a)	410,018	4,112,479
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	3,133,065	17,294,517
Total		48,651,133
Total Fixed-Income Funds (Cost: $92,215,467)		91,701,178
Alternative Investment Funds 4.2%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	183,136	2,014,497
Columbia Adaptive Alternatives Fund, Class I Shares(a)(b)	451,354	4,445,838
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	317,378	1,856,660
Columbia Diversified Absolute Return Fund, Class I Shares(a)(b)	1,036,766	10,326,189
Columbia Multi-Asset Income Fund, Class I Shares(a)	1,064,994	10,309,141
Total Alternative Investment Funds (Cost: $29,832,771)		28,952,325
Common Stocks 1.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	2,650	87,264
Dana Holding Corp.	3,960	73,498

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Gentherm, Inc.(b)	125	6,291
Total		167,053
Diversified Consumer Services —%
Capella Education Co.	1,050	54,085
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	640	97,210
Denny's Corp.(b)	3,375	39,690
DineEquity, Inc.	350	36,403
Jack in the Box, Inc.	1,145	108,775
Marriott Vacations Worldwide Corp.	1,085	90,706
Ruth's Hospitality Group, Inc.	1,335	23,403
Total		396,187
Household Durables —%
Helen of Troy Ltd.(b)	1,000	87,780
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A(b)	7,740	77,013
Lands' End, Inc.(b)	2,840	66,967
Overstock.com, Inc.(b)	1,220	25,815
PetMed Express, Inc.	1,545	26,034
Total		195,829
Leisure Products —%
Sturm Ruger & Co., Inc.	1,490	89,430
Media —%
Eros International PLC(b)	1,875	67,087
Nexstar Broadcasting Group, Inc., Class A	980	56,213
Total		123,300
Specialty Retail 0.1%
Buckle, Inc. (The)	700	30,961
Build-A-Bear Workshop, Inc.(b)	1,875	32,719
Cato Corp. (The), Class A	2,235	85,846
Children's Place, Inc. (The)	600	34,740
Citi Trends, Inc.(b)	735	17,500
Outerwall, Inc.	1,140	80,735
Total		282,501
Textiles, Apparel & Luxury Goods —%
Perry Ellis International, Inc.(b)	830	19,995
Vera Bradley, Inc.(b)	2,600	28,236
Wolverine World Wide, Inc.	1,625	47,645
Total		95,876
Total Consumer Discretionary		1,492,041

Common Stocks (continued)

Issuer	Shares	Value ($)
CONSUMER STAPLES 0.1%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	800	37,024
SUPERVALU, Inc.(b)	5,710	52,646
Total		89,670
Food Products 0.1%
Cal-Maine Foods, Inc.	1,730	93,697
Sanderson Farms, Inc.	1,100	79,211
Total		172,908
Personal Products —%
Usana Health Sciences, Inc.(b)	600	74,790
Total Consumer Staples		337,368
ENERGY —%
Energy Equipment & Services —%
Newpark Resources, Inc.(b)	5,000	36,150
Oil States International, Inc.(b)	1,265	38,089
Pioneer Energy Services Corp.(b)	2,800	10,248
Total		84,487
Oil, Gas & Consumable Fuels —%
Jones Energy, Inc., Class A(b)	1,200	8,448
Pacific Ethanol, Inc.(b)	10,050	74,169
PDC Energy, Inc.(b)	295	13,850
REX American Resources Corp.(b)	1,450	74,878
Westmoreland Coal Co.(b)	2,545	39,677
Total		211,022
Total Energy		295,509
FINANCIALS 0.4%
Banks 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,310	63,571
Berkshire Hills Bancorp, Inc.	1,535	44,669
Central Pacific Financial Corp.	3,355	78,138
Customers Bancorp, Inc.(b)	2,505	63,001
First BanCorp(b)	7,800	33,618
First NBC Bank Holding Co.(b)	1,660	63,412
Hilltop Holdings, Inc.(b)	900	18,945
International Bancshares Corp.	2,295	61,804
OFG Bancorp	400	3,224

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wintrust Financial Corp.	450	24,264
Total		454,646
Capital Markets —%
Arlington Asset Investment Corp., Class A	3,980	76,018
BGC Partners, Inc., Class A	435	4,285
Investment Technology Group, Inc.	1,800	36,630
Piper Jaffray Companies(b)	400	17,940
Total		134,873
Consumer Finance —%
Cash America International, Inc.	600	16,638
Nelnet, Inc., Class A	1,805	71,099
World Acceptance Corp.(b)	1,360	74,011
Total		161,748
Insurance 0.1%
American Equity Investment Life Holding Co.	3,305	97,630
Employers Holdings, Inc.	1,135	27,240
Enstar Group Ltd.(b)	145	23,198
Fidelity & Guaranty Life	185	4,816
Heritage Insurance Holdings, Inc.(b)	3,145	77,744
Maiden Holdings Ltd.	4,650	76,911
Total		307,539
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	3,800	69,160
Apollo Residential Mortgage, Inc.	1,500	21,720
Coresite Realty Corp.	1,800	90,360
CyrusOne, Inc.	3,010	92,527
CYS Investments, Inc.	5,000	38,800
DiamondRock Hospitality Co.	2,975	37,515
DuPont Fabros Technology, Inc.	2,800	84,420
LaSalle Hotel Properties	2,800	93,156
Pebblebrook Hotel Trust	1,075	43,753
RLJ Lodging Trust	1,030	30,725
Ryman Hospitality Properties, Inc.	1,700	97,206
Strategic Hotels & Resorts, Inc.(b)	8,000	109,360
Summit Hotel Properties, Inc.	6,300	85,869
Sunstone Hotel Investors, Inc.	6,220	87,515
Western Asset Mortgage Capital Corp.	500	6,935
Total		989,021
Common Stocks (continued)

Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.1%
Banc of California, Inc.	1,925	23,350
HomeStreet, Inc.(b)	2,200	49,742
MGIC Investment Corp.(b)	8,935	98,910
Radian Group, Inc.	5,535	102,176
Walker & Dunlop, Inc.(b)	3,330	79,754
Washington Federal, Inc.	1,875	43,650
Total		397,582
Total Financials		2,445,409
HEALTH CARE 0.2%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	1,075	49,902
AMAG Pharmaceuticals, Inc.(b)	600	38,340
Anacor Pharmaceuticals, Inc.(b)	210	31,330
Arena Pharmaceuticals, Inc.(b)	7,055	28,502
Arrowhead Research Corp.(b)	4,800	29,664
Celldex Therapeutics, Inc.(b)	580	13,659
Clovis Oncology, Inc.(b)	360	30,395
Curis, Inc.(b)	10,695	33,582
Dyax Corp.(b)	1,035	25,471
Dynavax Technologies Corp.(b)	2,480	72,937
Exelixis, Inc.(b)	2,670	15,299
Insmed, Inc.(b)	900	24,390
Keryx Biopharmaceuticals, Inc.(b)	930	7,421
Merrimack Pharmaceuticals, Inc.(b)	1,650	16,665
Neurocrine Biosciences, Inc.(b)	520	26,063
Novavax, Inc.(b)	6,705	80,862
Portola Pharmaceuticals, Inc.(b)	690	34,114
PTC Therapeutics, Inc.(b)	200	10,242
Spark Therapeutics, Inc.(b)	500	30,720
TESARO, Inc.(b)	625	36,250
Ultragenyx Pharmaceutical, Inc.(b)	360	43,535
vTv Therapeutics, Inc., Class A(b)	1,979	19,790
Total		699,133
Health Care Equipment & Supplies 0.1%
Analogic Corp.	640	51,552
Greatbatch, Inc.(b)	1,700	92,701
Merit Medical Systems, Inc.(b)	3,675	93,933

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Natus Medical, Inc.(b)	1,325	59,837
Orthofix International NV(b)	1,900	63,384
Total		361,407
Health Care Providers & Services —%
LHC Group, Inc.(b)	270	10,878
Magellan Health, Inc.(b)	1,300	78,767
Molina Healthcare, Inc.(b)	1,400	105,602
Owens & Minor, Inc.	300	10,548
Triple-S Management Corp., Class B(b)	2,970	64,093
Total		269,888
Health Care Technology —%
Quality Systems, Inc.	300	3,825
Life Sciences Tools & Services —%
Affymetrix, Inc.(b)	6,800	74,528
INC Research Holdings, Inc. Class A(b)	2,140	107,064
PAREXEL International Corp.(b)	1,450	99,992
Total		281,584
Pharmaceuticals —%
Lannett Co., Inc.(b)	755	44,998
Pernix Therapeutics Holdings, Inc.(b)	4,200	20,916
Total		65,914
Total Health Care		1,681,751
INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
Astronics Corp.(b)	1,200	74,400
Cubic Corp.	1,700	75,429
Curtiss-Wright Corp.	250	16,842
Moog, Inc., Class A(b)	1,350	90,261
Teledyne Technologies, Inc.(b)	425	44,060
Total		300,992
Air Freight & Logistics —%
Air Transport Services Group, Inc.(b)	5,630	58,271
Building Products —%
Continental Building Product(b)	3,560	75,614
Commercial Services & Supplies —%
Deluxe Corp.	1,550	99,866
Quad/Graphics, Inc.	4,500	74,025
West Corp.	300	8,655
Total		182,546

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering —%
Argan, Inc.	1,945	75,622
EMCOR Group, Inc.	2,000	95,660
Total		171,282
Electrical Equipment —%
General Cable Corp.	1,100	17,952
Machinery 0.1%
Douglas Dynamics, Inc.	895	18,366
Kadant, Inc.	1,595	72,716
Meritor, Inc.(b)	2,400	33,792
Mueller Industries, Inc.	325	10,520
Wabash National Corp.(b)	6,200	85,188
Total		220,582
Marine —%
Matson, Inc.	2,215	91,745
Professional Services —%
GP Strategies Corp.(b)	200	5,738
RPX Corp.(b)	4,570	70,744
Total		76,482
Road & Rail —%
ArcBest Corp.	2,330	77,006
Total Industrials		1,272,472
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
ADTRAN, Inc.	3,545	58,492
Plantronics, Inc.	325	18,876
Polycom, Inc.(b)	6,500	73,970
Total		151,338
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.(b)	350	7,721
Checkpoint Systems, Inc.	7,300	63,802
Coherent, Inc.(b)	925	53,604
Insight Enterprises, Inc.(b)	1,090	29,419
Littelfuse, Inc.	580	53,360
Methode Electronics, Inc.	1,720	46,148
Sanmina Corp.(b)	4,545	100,308
Total		354,362

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services —%
Cimpress NV(b)	100	6,453
Constant Contact, Inc.(b)	2,730	70,543
DHI Group, Inc.(b)	2,085	16,617
EarthLink Holdings Corp.	3,750	27,525
LogMeIn, Inc.(b)	1,325	97,494
RetailMeNot, Inc.(b)	2,885	43,708
Web.com Group, Inc.(b)	1,325	32,979
Total		295,319
IT Services —%
Convergys Corp.	3,800	95,418
MAXIMUS, Inc.	415	28,307
NeuStar, Inc., Class A(b)	2,780	85,819
Science Applications International Corp.	1,700	91,256
Total		300,800
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	14,140	62,358
Diodes, Inc.(b)	3,265	72,450
Microsemi Corp.(b)	2,800	92,232
Xcerra Corp.(b)	6,060	38,087
Total		265,127
Software 0.1%
Aspen Technology, Inc.(b)	2,305	102,296
AVG Technologies NV(b)	3,230	92,830
Fair Isaac Corp.	595	53,961
Progress Software Corp.(b)	3,200	94,976
Total		344,063
Total Information Technology		1,711,009
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp.(b)	3,070	84,210
Innospec, Inc.	640	27,680
PolyOne Corp.	1,275	43,694
Total		155,584
Metals & Mining —%
Century Aluminum Co.(b)	5,375	50,095
Materion Corp.	2,020	61,812
Total		111,907

Common Stocks (continued)

Issuer	Shares	Value ($)
Paper & Forest Products —%
Clearwater Paper Corp.(b)	1,380	81,213
Total Materials		348,704
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
General Communication, Inc., Class A(b)	3,290	60,536
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	900	30,942
Total Telecommunication Services		91,478
UTILITIES 0.1%
Electric Utilities —%
IDACORP, Inc.	935	58,073
Portland General Electric Co.	2,500	90,025
Total		148,098
Gas Utilities 0.1%
Chesapeake Utilities Corp.	775	39,851
New Jersey Resources Corp.	2,315	66,903
Southwest Gas Corp.	1,520	85,637
Total		192,391
Water Utilities —%
SJW Corp.	1,370	40,894
Total Utilities		381,383
Total Common Stocks (Cost: $10,442,941)		10,057,124

Money Market Funds 8.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.124%(a)(c)	61,931,390	61,931,390
Total Money Market Funds (Cost: $61,931,390)		61,931,390
Total Investments (Cost: $616,120,196)		691,550,533
Other Assets & Liabilities, Net		2,083,733
Net Assets		693,634,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2015 (Unaudited)

At July 31, 2015, cash totaling 1,949,755 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI FUT	323	USD	33,889,160	09/2015	105,493	—
S&P MID 400 EMINI	48	USD	7,196,640	09/2015	—	(130,678)
Total			41,085,800		105,493	(130,678)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND (CBT)	(2)	USD	(311,875)	09/2015	—	(10,136)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,902,588	43,599	(155,474)	20,542	1,811,255	—	—	2,014,497
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	6,937,261	47,408	(6,605,319)	(379,350)	—	—	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,445,838
Columbia Commodity Strategy Fund, Class I Shares	2,268,615	238,251	—	—	2,506,866	—	—	1,856,660
Columbia Contrarian Core Fund, Class I Shares	56,012,736	51,912	(20,068,124)	9,957,188	45,953,712	—	—	56,979,668
Columbia Corporate Income Fund, Class I Shares	26,567,008	1,433,948	(4,406)	(4)	27,996,546	—	430,184	27,244,137
Columbia Diversified Absolute Return Fund, Class I Shares	—	10,476,805	(109,823)	811	10,367,793	—	—	10,326,189
Columbia Emerging Markets Bond Fund, Class I Shares	3,378,691	173,242	(1,575)	(60)	3,550,298	—	54,348	3,400,931

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Fund, Class I Shares	29,053,969	378,669	(723,961)	120,076	28,828,753	—	—	28,814,894
Columbia European Equity Fund, Class I Shares	32,209,543	57,568	(1,772,540)	479,712	30,974,283	—	—	38,449,847
Columbia High Yield Bond Fund, Class I Shares	10,182,994	7,378,514	(17,352)	(302)	17,543,854	—	391,527	17,201,502
Columbia Income Opportunities Fund, Class I Shares	20,922,072	840,449	(46,740)	6,432	21,722,213	—	525,624	22,447,612
Columbia Large Cap Growth Fund, Class I Shares	12,038,342	2,395	(1,502,971)	835,709	11,373,475	—	—	21,793,394
Columbia Large Core Quantitative Fund, Class I Shares	23,643,554	110,334	(451,985)	244,008	23,545,911	—	—	42,011,082
Columbia Large Growth Quantitative Fund, Class I Shares	39,024,463	47,352	(998,815)	401,638	38,474,638	—	—	41,889,731
Columbia Large Value Quantitative Fund, Class I Shares	63,468,892	1,211,923	(442)	23	64,680,396	—	—	67,346,085
Columbia Mortgage Opportunities Fund, Class I Shares	3,990,218	151,998	(40,435)	275	4,102,056	—	84,845	4,112,479
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	4,661,455	71,798	(97,148)	57,741	4,693,846	—	—	6,547,185
Columbia Multi-Asset Income Fund, Class I Shares	—	10,646,857	—	—	10,646,857	—	179,857	10,309,141
Columbia Overseas Value Fund, Class I Shares	44,821,676	99,947	(5,171,796)	(65,155)	39,684,672	—	—	39,973,611
Columbia Pacific/ Asia Fund, Class I Shares	24,754,397	235,571	(1,524,018)	392,581	23,858,531	76,482	95,477	29,037,865
Columbia Select Large Cap Equity Fund, Class I Shares	31,121,651	20,958,952	(786,499)	(65,836)	51,228,268	2,492,373	333,107	48,310,262
Columbia Select Large Cap Growth Fund, Class I Shares	23,740,336	1,835,926	(1,699,613)	604,194	24,480,843	1,793,017	—	33,397,396
Columbia Select Large-Cap Value Fund, Class I Shares	17,142,772	257,903	(66,848)	30,383	17,364,210	—	—	25,595,121
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,106,564	21,950	(307,722)	70,443	3,891,235	—	—	5,034,995
Columbia Short-Term Cash Fund	90,301,754	38,323,763	(66,694,127)	—	61,931,390	—	38,424	61,931,390

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Small Cap Core Fund, Class I Shares	9,688,963	142,360	(166,929)	22,458	9,686,852	—	—	10,563,954
Columbia Small Cap Growth Fund I, Class I Shares	3,280,485	255	(298,564)	(4,174)	2,978,002	—	—	3,163,426
Columbia U.S. Government Mortgage Fund, Class I Shares	16,692,905	666,258	(58,732)	69	17,300,500	—	258,025	17,294,517
Total	601,913,904	100,405,907	(109,371,958)	12,729,402	605,677,255	4,361,872	2,391,418	681,493,409

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2015.

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	498,908,516	—	—	498,908,516
Fixed-Income Funds	91,701,178	—	—	91,701,178
Alternative Investment Funds	28,952,325	—	—	28,952,325
Common Stocks
Consumer Discretionary	1,492,041	—	—	1,492,041
Consumer Staples	337,368	—	—	337,368
Energy	295,509	—	—	295,509
Financials	2,445,409	—	—	2,445,409
Health Care	1,681,751	—	—	1,681,751
Industrials	1,272,472	—	—	1,272,472
Information Technology	1,711,009	—	—	1,711,009
Materials	348,704	—	—	348,704
Telecommunication Services	91,478	—	—	91,478
Utilities	381,383	—	—	381,383
Total Common Stocks	10,057,124	—	—	10,057,124
Money Market Funds	61,931,390	—	—	61,931,390
Total Investments	691,550,533	—	—	691,550,533
Derivatives
Assets
Futures Contracts	105,493	—	—	105,493
Liabilities
Futures Contracts	(140,814)	—	—	(140,814)
Total	691,515,212	—	—	691,515,212

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2015 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $2,576,295, $4,291,536, $21,149,224)	$2,480,413	$4,132,026	$20,370,256
Affiliated issuers (identified cost $289,448,887, $643,694,745, $1,520,580,278)	289,262,205	663,882,191	1,626,729,008
Total investments (identified cost $292,025,182, $647,986,281, $1,541,729,502)	291,742,618	668,014,217	1,647,099,264
Receivable due from broker	—	300,000	1,460,000
Margin deposits	324,249	1,251,482	3,350,142
Receivable for:
Investments sold	324,709	182,409	975,371
Capital shares sold	328,604	403,521	1,430,584
Dividends	461,606	912,928	1,701,760
Variation margin	30,609	125,780	220,587
Prepaid expenses	4,425	5,940	9,886
Other assets	15,515	1,652	33,626
Total assets	293,232,335	671,197,929	1,656,281,220
Liabilities
Payable for:
Investments purchased	812,394	1,423,098	4,138,229
Capital shares purchased	880,939	818,945	1,382,634
Variation margin	22,753	73,193	201,742
Investment management fees	395	978	2,270
Distribution and/or service fees	3,058	6,525	15,819
Transfer agent fees	26,107	58,001	118,306
Administration fees	160	366	903
Plan administration fees	1	—	2
Compensation of board members	78,042	26,735	31,796
Other expenses	27,904	40,318	75,501
Total liabilities	1,851,753	2,448,159	5,967,202
Net assets applicable to outstanding capital stock	$291,380,582	$668,749,770	$1,650,314,018

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Represented by
Paid-in capital	$289,522,121	$641,328,087	$1,507,738,686
Undistributed (excess of distributions over) net investment income	254,533	580,107	(739,344)
Accumulated net realized gain	1,832,221	6,698,618	37,994,172
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(95,882)	(159,510)	(778,968)
Investments — affiliated issuers	(186,682)	20,187,446	106,148,730
Foreign currency translations	(3,742)	(44,870)	(49,447)
Futures contracts	58,013	159,892	189
Total — representing net assets applicable to outstanding capital stock	$291,380,582	$668,749,770	$1,650,314,018
Class A
Net assets	$234,865,069	$535,323,439	$1,424,978,151
Shares outstanding	23,507,460	49,054,049	124,297,195
Net asset value per share	$9.99	$10.91	$11.46
Maximum offering price per share(a)	$10.49	$11.58	$12.16
Class B
Net assets	$5,186,097	$11,933,229	$34,276,107
Shares outstanding	520,784	1,099,650	3,005,598
Net asset value per share	$9.96	$10.85	$11.40
Class C
Net assets	$47,520,943	$91,139,064	$186,505,639
Shares outstanding	4,782,815	8,462,155	16,391,345
Net asset value per share	$9.94	$10.77	$11.38
Class K
Net assets	$97,084	$3,102	$309,730
Shares outstanding	9,813	288	27,045
Net asset value per share	$9.89	$10.76 (b)	$11.45
Class R
Net assets	$472,810	$2,911,417	$1,707,747
Shares outstanding	47,346	266,379	149,349
Net asset value per share	$9.99	$10.93	$11.43
Class R4
Net assets	$194,909	$997,551	$55,652
Shares outstanding	19,627	92,142	4,903
Net asset value per share	$9.93	$10.83	$11.35

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class R5
Net assets	$109,337		$235,001	$79,993
Shares outstanding	11,010		21,716	7,048
Net asset value per share	$9.93		$10.82	$11.35
Class Y
Net assets	$2,358		$7,415	$2,400
Shares outstanding	237		693	212
Net asset value per share	$9.93	(b)	$10.70	$11.35	(b)
Class Z
Net assets	$2,931,975		$26,199,552	$2,398,599
Shares outstanding	293,531		2,430,207	209,467
Net asset value per share	$9.99		$10.78	$11.45

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $23,627,298, $10,442,941)	$22,578,212	$10,057,124
Affiliated issuers (identified cost $2,109,775,297, $605,677,255)	2,307,375,374	681,493,409
Total investments (identified cost $2,133,402,595, $616,120,196)	2,329,953,586	691,550,533
Foreign currency (identified cost $900)	900	—
Receivable due from broker	740,000	410,000
Margin deposits	7,380,165	1,949,755
Receivable for:
Investments sold	1,515,743	425,698
Capital shares sold	684,774	996,555
Dividends	1,867,391	303,575
Variation margin	258,353	29,180
Prepaid expenses	12,637	6,027
Trustees' deferred compensation plan	103,872	—
Other assets	7,888	20,716
Total assets	2,342,525,309	695,692,039
Liabilities
Payable for:
Investments purchased	3,646,362	1,394,609
Capital shares purchased	2,022,713	420,760
Dividend distributions to shareholders	85	—
Variation margin	355,992	116,528
Investment management fees	4,260	1,062
Distribution and/or service fees	20,625	6,516
Transfer agent fees	239,920	50,311
Administration fees	1,280	380
Plan administration fees	1	—
Compensation of board members	143,798	21,305
Other expenses	105,367	46,302
Trustees' deferred compensation plan	103,872	—
Total liabilities	6,644,275	2,057,773
Net assets applicable to outstanding capital stock	$2,335,881,034	$693,634,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Represented by
Paid-in capital	$2,089,732,924	$604,342,989
Undistributed (excess of distributions over) net investment income	(2,740,578)	327,367
Accumulated net realized gain	53,142,758	13,571,043
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,049,086)	(385,817)
Investments — affiliated issuers	197,600,077	75,816,154
Foreign currency translations	(7,474)	(2,149)
Futures contracts	(797,587)	(35,321)
Total — representing net assets applicable to outstanding capital stock	$2,335,881,034	$693,634,266
Class A
Net assets	$1,836,455,178	$602,588,905
Shares outstanding	146,526,445	47,390,351
Net asset value per share	$12.53	$12.72
Maximum offering price per share(a)	$13.29	$13.50
Class B
Net assets	$45,469,717	$16,873,452
Shares outstanding	3,669,529	1,333,235
Net asset value per share	$12.39	$12.66
Class C
Net assets	$221,647,489	$70,141,811
Shares outstanding	17,600,865	5,638,118
Net asset value per share	$12.59	$12.44
Class K
Net assets	$97,536	$58,207
Shares outstanding	7,804	4,566
Net asset value per share	$12.50	$12.75
Class R
Net assets	$4,415,599	$915,146
Shares outstanding	352,789	72,490
Net asset value per share	$12.52	$12.62
Class R4
Net assets	$1,249,628	$1,004,481
Shares outstanding	99,003	80,234
Net asset value per share	$12.62	$12.52

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio		Columbia Capital Allocation Aggressive Portfolio
Class R5
Net assets	$1,163,611		$399,030
Shares outstanding	92,217		31,879
Net asset value per share	$12.62		$12.52
Class T
Net assets	$96,748,645		$—
Shares outstanding	7,719,287		—
Net asset value per share	$12.53		$—
Maximum offering price per share(a)	$13.29		$—
Class Y
Net assets	$2,321		$2,456
Shares outstanding	187		196
Net asset value per share	$12.38	(b)	$12.51	(b)
Class Z
Net assets	$128,631,310		$1,650,778
Shares outstanding	10,278,756		130,195
Net asset value per share	$12.51		$12.68

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2015 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$9,776	$16,433	$80,708
Dividends — affiliated issuers	2,942,005	5,939,885	12,050,048
Interest	—	740	859
Foreign taxes withheld	(1)	(2)	(8)
Total income	2,951,780	5,957,056	12,131,607
Expenses:
Investment management fees	78,931	192,583	431,982
Distribution and/or service fees
Class A	302,520	681,706	1,810,144
Class B	34,121	74,221	215,776
Class C	242,792	456,547	927,877
Class R	766	6,467	4,047
Transfer agent fees
Class A	148,649	330,657	822,528
Class B	4,202	9,011	24,582
Class C	29,822	55,354	105,379
Class K	24	1	76
Class R	187	1,567	919
Class R4	108	610	18
Class R5	16	57	20
Class Z	1,861	16,116	1,560
Administration fees	30,108	68,193	168,162
Plan administration fees
Class K	121	4	381
Compensation of board members	8,895	9,866	16,284
Custodian fees	10,698	11,771	11,206
Printing and postage fees	22,022	39,193	100,033
Registration fees	63,794	58,176	69,038
Professional fees	12,152	13,241	16,773
Other	6,474	8,484	13,347
Total expenses	998,263	2,033,825	4,740,132
Expense reductions	(20)	(140)	(80)
Total net expenses	998,243	2,033,685	4,740,052
Net investment income	1,953,537	3,923,371	7,391,555
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(17,712)	(25,958)	(143,071)
Investments — affiliated issuers	1,275,666	6,190,578	34,861,985
Capital gain distributions from underlying affiliated funds	541,943	1,439,412	8,064,906
Foreign currency translations	(17,581)	(62,338)	(136,596)
Futures contracts	691,840	2,713,067	7,913,488
Swap contracts	6,042	7,854	39,271
Net realized gain	2,480,198	10,262,615	50,599,983
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(95,882)	(159,510)	(778,968)
Investments — affiliated issuers	(3,161,359)	(1,420,564)	(3,768,131)
Foreign currency translations	85	(5,988)	(6,274)
Futures contracts	59,868	(498,960)	(1,558,717)
Net change in unrealized appreciation (depreciation)	(3,197,288)	(2,085,022)	(6,112,090)
Net realized and unrealized gain (loss)	(717,090)	8,177,593	44,487,893
Net increase in net assets resulting from operations	$1,236,447	$12,100,964	$51,879,448

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF OPERATIONS (continued)

Six Months Ended July 31, 2015 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$89,530	$39,755
Dividends — affiliated issuers	12,958,456	2,391,418
Interest	1,654	—
Foreign taxes withheld	(9)	(4)
Total income	13,049,631	2,431,169
Expenses:
Investment management fees	828,229	204,938
Distribution and/or service fees
Class A	2,319,767	751,627
Class B	273,365	101,150
Class C	1,105,378	339,193
Class R	10,811	2,230
Class T	123,424	—
Transfer agent fees
Class A	1,463,190	388,123
Class B	43,147	13,090
Class C	174,287	43,773
Class K	25	15
Class R	3,407	576
Class R4	891	342
Class R5	202	91
Class T	77,850	—
Class Z	103,064	1,035
Administration fees	236,737	69,282
Plan administration fees
Class K	124	76
Compensation of board members	23,478	9,738
Custodian fees	21,434	12,587
Printing and postage fees	135,647	47,728
Registration fees	71,346	69,068
Professional fees	20,950	14,112
Other	17,115	8,267
Total expenses	7,053,868	2,077,041
Expense reductions	(10,788)	(180)
Total net expenses	7,043,080	2,076,861
Net investment income	6,006,551	354,308
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(28,555)	(67,738)
Investments — affiliated issuers	36,314,087	12,729,402
Capital gain distributions from underlying affiliated funds	11,208,977	4,361,872
Foreign currency translations	44,310	(588)
Futures contracts	16,701,648	4,645,609
Swap contracts	19,938	10,875
Net realized gain	64,260,405	21,679,432
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(876,206)	(385,817)
Investments — affiliated issuers	32,620,252	13,824,919
Foreign currency translations	(5,355)	(1,521)
Futures contracts	(2,808,716)	(534,139)
Net change in unrealized appreciation (depreciation)	28,929,975	12,903,442
Net realized and unrealized gain (loss)	93,190,380	34,582,874
Net increase in net assets resulting from operations	$99,196,931	$34,937,182

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015
Operations
Net investment income	$1,953,537	$4,884,142	$3,923,371	$11,031,975
Net realized gain	2,480,198	9,970,600	10,262,615	32,208,591
Net change in unrealized appreciation (depreciation)	(3,197,288)	1,153,821	(2,085,022)	(1,904,201)
Net increase in net assets resulting from operations	1,236,447	16,008,563	12,100,964	41,336,365
Distributions to shareholders
Net investment income
Class A	(1,721,102)	(4,678,256)	(3,547,547)	(11,069,734)
Class B	(23,565)	(102,358)	(43,599)	(252,795)
Class C	(166,337)	(534,918)	(257,964)	(1,145,791)
Class K	(734)	(1,900)	(22)	(110)
Class R	(1,786)	(3,179)	(13,361)	(38,385)
Class R4	(1,462)	(1,859)	(7,915)	(17,563)
Class R5	(538)	(54)	(1,861)	(3,855)
Class Y	(22)	(55)	(45)	(84)
Class Z	(25,681)	(68,020)	(207,646)	(598,245)
Net realized gains
Class A	(2,047,725)	(13,788,348)	(9,248,923)	(40,886,882)
Class B	(47,449)	(522,244)	(213,835)	(1,568,580)
Class C	(417,064)	(2,614,805)	(1,586,471)	(6,706,213)
Class K	(845)	(5,265)	(55)	(250)
Class R	(4,079)	(10,594)	(49,274)	(159,791)
Class R4	(1,662)	(3,616)	(17,458)	(54,567)
Class R5	(530)	(137)	(3,982)	(11,651)
Class Y	(21)	(137)	(137)	(226)
Class Z	(25,773)	(181,112)	(459,160)	(1,994,601)
Total distributions to shareholders	(4,486,375)	(22,516,857)	(15,659,255)	(64,509,323)
Increase (decrease) in net assets from capital stock activity	(9,827,727)	(15,261,332)	(10,170,758)	11,455,155
Total increase (decrease) in net assets	(13,077,655)	(21,769,626)	(13,729,049)	(11,717,803)
Net assets at beginning of period	304,458,237	326,227,863	682,478,819	694,196,622
Net assets at end of period	$291,380,582	$304,458,237	$668,749,770	$682,478,819
Undistributed (excess of distributions over) net investment income	$254,533	$242,223	$580,107	$736,696

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015		Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,346,332	13,651,599	2,621,777	27,140,318	2,844,033	31,676,214	5,541,896	63,029,176
Distributions reinvested	357,612	3,588,648	1,725,455	17,624,946	1,069,915	11,726,143	4,244,327	47,459,752
Redemptions	(2,463,052)	(24,986,376)	(5,556,640)	(57,682,238)	(4,578,283)	(50,936,028)	(8,770,781)	(100,034,271)
Net increase (decrease)	(759,108)	(7,746,129)	(1,209,408)	(12,916,974)	(664,335)	(7,533,671)	1,015,442	10,454,657
Class B shares
Subscriptions	15,330	155,106	38,446	395,003	21,187	234,010	92,475	1,046,557
Distributions reinvested	6,802	68,031	58,706	598,857	21,349	232,564	146,052	1,627,147
Redemptions(a)	(271,639)	(2,743,583)	(535,351)	(5,532,938)	(507,547)	(5,635,375)	(1,077,387)	(12,199,564)
Net decrease	(249,507)	(2,520,446)	(438,199)	(4,539,078)	(465,011)	(5,168,801)	(838,860)	(9,525,860)
Class C shares
Subscriptions	467,120	4,723,218	928,139	9,555,122	798,615	8,769,254	1,621,177	18,239,558
Distributions reinvested	56,379	562,235	298,654	3,036,129	156,366	1,689,803	645,039	7,123,139
Redemptions	(506,900)	(5,111,872)	(1,073,515)	(11,082,639)	(817,322)	(8,974,868)	(1,575,771)	(17,728,564)
Net increase	16,599	173,581	153,278	1,508,612	137,659	1,484,189	690,445	7,634,133
Class K shares
Subscriptions	29	295	52	537	—	—	17	189
Distributions reinvested	155	1,539	686	6,944	1	14	5	61
Redemptions	(6)	(59)	(755)	(7,849)	(6)	(64)	(4,746)	(54,329)
Net increase (decrease)	178	1,775	(17)	(368)	(5)	(50)	(4,724)	(54,079)
Class R shares
Subscriptions	27,418	279,463	4,621	47,946	74,888	837,083	65,432	740,588
Distributions reinvested	583	5,829	1,332	13,591	4,195	46,011	13,337	149,354
Redemptions	(1,032)	(10,401)	(2,938)	(30,795)	(15,551)	(171,968)	(72,943)	(834,372)
Net increase (decrease)	26,969	274,891	3,015	30,742	63,532	711,126	5,826	55,570
Class R4 shares
Subscriptions	4,308	43,754	16,804	172,489	12,119	134,282	90,075	1,023,566
Distributions reinvested	310	3,083	528	5,285	2,328	25,311	6,503	71,883
Redemptions	(495)	(5,000)	(2,065)	(20,819)	(10,988)	(120,886)	(8,116)	(89,475)
Net increase	4,123	41,837	15,267	156,955	3,459	38,707	88,462	1,005,974
Class R5 shares
Subscriptions	4,857	48,331	5,813	58,066	1,341	14,729	13,248	150,449
Distributions reinvested	103	1,026	—	—	532	5,781	1,381	15,256
Redemptions	—	—	—	—	(73)	(811)	(1,240)	(13,979)
Net increase	4,960	49,357	5,813	58,066	1,800	19,699	13,389	151,726

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015		Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	—	—	—	—	537	5,899	166	1,851
Distributions reinvested	—	—	—	—	11	120	5	58
Redemptions	—	—	—	—	(206)	(2,245)	(41)	(452)
Net increase (decrease)	—	—	—	—	342	3,774	130	1,457
Class Z shares
Subscriptions	40,126	407,318	159,935	1,672,487	219,674	2,409,503	713,743	7,988,759
Distributions reinvested	3,850	38,620	19,198	196,142	27,128	293,579	96,806	1,068,999
Redemptions	(54,076)	(548,531)	(138,649)	(1,427,916)	(221,535)	(2,428,813)	(654,233)	(7,326,181)
Net increase (decrease)	(10,100)	(102,593)	40,484	440,713	25,267	274,269	156,316	1,731,577
Total net increase (decrease)	(965,886)	(9,827,727)	(1,429,767)	(15,261,332)	(897,292)	(10,170,758)	1,126,426	11,455,155

(a) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015
Operations
Net investment income	$7,391,555	$23,547,452	$6,006,551	$27,083,878
Net realized gain	50,599,983	113,856,823	64,260,405	194,214,422
Net change in unrealized appreciation (depreciation)	(6,112,090)	(28,096,334)	28,929,975	(59,935,306)
Net increase in net assets resulting from operations	51,879,448	109,307,941	99,196,931	161,362,994
Distributions to shareholders
Net investment income
Class A	(8,510,086)	(28,758,842)	(8,233,728)	(34,516,560)
Class B	(92,240)	(648,567)	(42,320)	(824,921)
Class C	(406,648)	(2,229,702)	(195,097)	(2,619,905)
Class K	(1,894)	(6,121)	(497)	(1,977)
Class R	(7,507)	(26,729)	(13,787)	(81,372)
Class R4	(211)	(470)	(6,448)	(14,448)
Class R5	(599)	(1,103)	(5,959)	(14,202)
Class T	—	—	(438,072)	(1,847,218)
Class Y	(19)	(63)	(15)	(58)
Class Z	(19,396)	(70,355)	(742,235)	(2,775,192)
Net realized gains
Class A	(39,861,150)	(126,283,047)	(57,368,272)	(169,563,640)
Class B	(1,004,820)	(4,982,956)	(1,493,615)	(6,697,170)
Class C	(5,226,436)	(15,421,095)	(6,882,251)	(19,458,283)
Class K	(8,567)	(24,386)	(3,036)	(8,980)
Class R	(46,765)	(132,155)	(134,296)	(454,217)
Class R4	(830)	(1,275)	(35,897)	(46,911)
Class R5	(2,242)	(2,921)	(35,886)	(58,047)
Class T	—	—	(3,040,966)	(9,299,777)
Class Y	(69)	(225)	(75)	(230)
Class Z	(69,294)	(278,188)	(4,050,321)	(11,996,520)
Total distributions to shareholders	(55,258,773)	(178,868,200)	(82,722,773)	(260,279,628)
Increase (decrease) in net assets from capital stock activity	(17,250,248)	75,905,360	(2,412,558)	88,664,254
Total increase (decrease) in net assets	(20,629,573)	6,345,101	14,061,600	(10,252,380)
Net assets at beginning of period	1,670,943,591	1,664,598,490	2,321,819,434	2,332,071,814
Net assets at end of period	$1,650,314,018	$1,670,943,591	$2,335,881,034	$2,321,819,434
Undistributed (excess of distributions over) net investment income	$(739,344)	$907,701	$(2,740,578)	$931,029

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015		Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	5,560,987	65,485,571	12,947,125	156,209,088	6,092,730	78,464,971	12,890,460	168,780,106
Distributions reinvested	4,152,083	47,774,817	12,992,838	153,064,805	4,443,897	56,042,939	13,509,586	173,522,840
Redemptions	(10,471,911)	(123,248,633)	(19,719,911)	(237,538,126)	(9,763,284)	(125,858,731)	(19,449,855)	(255,169,724)
Net increase (decrease)	(758,841)	(9,988,245)	6,220,052	71,735,767	773,343	8,649,179	6,950,191	87,133,222
Class B shares
Subscriptions	33,339	392,297	167,118	2,007,411	37,429	471,595	209,854	2,707,214
Distributions reinvested	95,433	1,092,238	477,608	5,606,845	105,152	1,310,195	487,292	6,205,799
Redemptions(a)	(1,303,955)	(15,317,567)	(2,448,067)	(29,299,200)	(1,479,143)	(18,926,681)	(2,901,317)	(37,705,712)
Net decrease	(1,175,183)	(13,833,032)	(1,803,341)	(21,684,944)	(1,336,562)	(17,144,891)	(2,204,171)	(28,792,699)
Class C shares
Subscriptions	1,635,497	19,106,793	3,260,986	39,051,679	1,404,138	18,163,240	2,858,744	37,738,722
Distributions reinvested	489,640	5,592,592	1,498,025	17,515,321	464,016	5,879,086	1,398,343	18,053,716
Redemptions	(1,515,175)	(17,683,522)	(2,598,610)	(31,062,362)	(1,302,462)	(16,849,978)	(2,430,791)	(32,107,001)
Net increase	609,962	7,015,863	2,160,401	25,504,638	565,692	7,192,348	1,826,296	23,685,437
Class K shares
Subscriptions	821	9,660	1,899	22,946	45	581	456	5,992
Distributions reinvested	903	10,376	2,567	30,203	274	3,440	830	10,629
Redemptions	(117)	(1,374)	(8,930)	(110,339)	(428)	(5,566)	(1,432)	(19,118)
Net increase (decrease)	1,607	18,662	(4,464)	(57,190)	(109)	(1,545)	(146)	(2,497)
Class R shares
Subscriptions	24,027	282,692	45,969	554,037	66,347	844,010	106,419	1,398,886
Distributions reinvested	4,728	54,272	13,527	158,879	11,764	148,083	41,780	535,584
Redemptions	(19,810)	(230,818)	(14,901)	(178,125)	(68,635)	(876,872)	(139,518)	(1,793,685)
Net increase (decrease)	8,945	106,146	44,595	534,791	9,476	115,221	8,681	140,785
Class R4 shares
Subscriptions	2,298	26,214	2,412	28,623	13,499	173,299	79,609	1,064,857
Distributions reinvested	84	955	127	1,461	3,329	42,257	4,805	61,080
Redemptions	—	—	(230)	(2,725)	(1,883)	(24,209)	(909)	(11,835)
Net increase	2,382	27,169	2,309	27,359	14,945	191,347	83,505	1,114,102
Class R5 shares
Subscriptions	—	—	6,536	76,537	37,830	498,257	3,520	46,661
Distributions reinvested	241	2,752	326	3,737	3,291	41,756	5,571	71,967
Redemptions	—	—	(267)	(3,000)	(574)	(7,315)	(1,524)	(19,728)
Net increase	241	2,752	6,595	77,274	40,547	532,698	7,567	98,900
Class T shares
Subscriptions	—	—	—	—	35,841	459,399	51,867	676,876
Distributions reinvested	—	—	—	—	216,380	2,728,825	669,576	8,601,109
Redemptions	—	—	—	—	(354,380)	(4,571,321)	(726,050)	(9,535,902)
Net increase (decrease)	—	—	—	—	(102,159)	(1,383,097)	(4,607)	(257,917)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015		Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	—	—	—	—	—	—	1	10
Distributions reinvested	—	—	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—	(16)	(210)
Net increase (decrease)	—	—	—	—	—	—	(15)	(200)
Class Z shares
Subscriptions	67,145	790,159	121,993	1,471,293	580,998	7,456,491	1,315,174	17,147,355
Distributions reinvested	5,399	62,123	24,054	283,239	232,211	2,924,572	699,684	8,970,274
Redemptions	(123,279)	(1,451,845)	(165,444)	(1,986,867)	(852,285)	(10,944,881)	(1,568,691)	(20,572,508)
Net increase (decrease)	(50,735)	(599,563)	(19,397)	(232,335)	(39,076)	(563,818)	446,167	5,545,121
Total net increase (decrease)	(1,361,622)	(17,250,248)	6,606,750	75,905,360	(73,903)	(2,412,558)	7,113,468	88,664,254

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015
Operations
Net investment income	$354,308	$5,490,272
Net realized gain	21,679,432	68,322,682
Net change in unrealized appreciation (depreciation)	12,903,442	(27,002,909)
Net increase in net assets resulting from operations	34,937,182	46,810,045
Distributions to shareholders
Net investment income
Class A	(16,798)	(12,809,041)
Class B	—	(359,699)
Class C	—	(902,180)
Class K	(7)	(1,956)
Class R	—	(17,686)
Class R4	(122)	(9,909)
Class R5	(116)	(9,276)
Class Y	(1)	(69)
Class Z	(396)	(33,396)
Net realized gains
Class A	(22,272,576)	(41,325,025)
Class B	(649,322)	(1,746,156)
Class C	(2,615,744)	(4,383,783)
Class K	(2,126)	(6,379)
Class R	(33,737)	(64,168)
Class R4	(19,031)	(26,545)
Class R5	(13,409)	(25,694)
Class Y	(96)	(189)
Class Z	(63,657)	(95,212)
Total distributions to shareholders	(25,687,138)	(61,816,363)
Increase (decrease) in net assets from capital stock activity	18,690,937	42,200,788
Total increase (decrease) in net assets	27,940,981	27,194,470
Net assets at beginning of period	665,693,285	638,498,815
Net assets at end of period	$693,634,266	$665,693,285
Undistributed (excess of distributions over) net investment income	$327,367	$(9,501)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,439,586	31,976,949	4,456,735	58,954,134
Distributions reinvested	1,725,414	22,119,802	4,161,553	53,807,701
Redemptions	(2,874,903)	(37,671,119)	(5,746,418)	(76,231,760)
Net increase (decrease)	1,290,097	16,425,632	2,871,870	36,530,075
Class B shares
Subscriptions	11,453	149,120	46,579	616,874
Distributions reinvested	50,647	646,765	161,578	2,092,473
Redemptions(a)	(488,734)	(6,430,606)	(904,483)	(11,901,859)
Net decrease	(426,634)	(5,634,721)	(696,326)	(9,192,512)
Class C shares
Subscriptions	724,646	9,302,463	1,310,072	17,020,272
Distributions reinvested	205,647	2,580,869	410,360	5,215,821
Redemptions	(364,594)	(4,682,796)	(663,516)	(8,632,474)
Net increase	565,699	7,200,536	1,056,916	13,603,619
Class K shares
Subscriptions	269	3,536	521	6,953
Distributions reinvested	158	2,033	618	8,075
Redemptions	(1,313)	(16,991)	(7,540)	(101,407)
Net increase (decrease)	(886)	(11,422)	(6,401)	(86,379)
Class R shares
Subscriptions	4,858	63,094	19,059	251,376
Distributions reinvested	2,650	33,737	6,367	81,855
Redemptions	(8,206)	(104,507)	(2,734)	(35,753)
Net increase (decrease)	(698)	(7,676)	22,692	297,478
Class R4 shares
Subscriptions	43,466	546,005	36,616	490,394
Distributions reinvested	1,510	19,058	2,877	36,200
Redemptions	(5,031)	(65,831)	(1,235)	(16,046)
Net increase	39,945	499,232	38,258	510,548
Class R5 shares
Subscriptions	4,726	60,010	10,369	135,788
Distributions reinvested	1,064	13,429	2,730	34,714
Redemptions	(4,806)	(61,889)	(12,685)	(167,643)
Net increase	984	11,550	414	2,859

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	(16)	(200)
Net increase (decrease)	—	—	(16)	(200)
Class Z shares
Subscriptions	32,259	423,679	66,669	888,250
Distributions reinvested	4,759	60,818	9,435	121,213
Redemptions	(21,580)	(276,691)	(35,808)	(474,163)
Net increase (decrease)	15,438	207,806	40,296	535,300
Total net increase (decrease)	1,483,945	18,690,937	3,327,703	42,200,788

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Conservative Portfolio

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended July 31, 2015		Year Ended January 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.10		$10.34		$10.63		$10.32		$10.44		$9.77
Income from investment operations:
Net investment income	0.07		0.18		0.20		0.24		0.25		0.24
Net realized and unrealized gain (loss)	(0.02)		0.35		0.14		0.54		0.14		0.68
Total from investment operations	0.05		0.53		0.34		0.78		0.39		0.92
Less distributions to shareholders:
Net investment income	(0.07)		(0.19)		(0.27)		(0.35)		(0.25)		(0.25)
Net realized gains	(0.09)		(0.58)		(0.36)		(0.12)		(0.26)		—
Total distributions to shareholders	(0.16)		(0.77)		(0.63)		(0.47)		(0.51)		(0.25)
Net asset value, end of period	$9.99		$10.10		$10.34		$10.63		$10.32		$10.44
Total return	0.49%		5.24%		3.28%		7.62%		3.90%		9.47%
Ratios to average net assets(a)
Total gross expenses	0.53	%(b)	0.55%		0.50%		0.48%		0.49%		0.48%
Total net expenses(c)	0.53	%(b)(d)	0.55	%(d)	0.50	%(d)	0.48	%(d)	0.49	%(d)	0.48%
Net investment income	1.43	%(b)	1.69%		1.91%		2.28%		2.35%		2.32%
Supplemental data
Net assets, end of period (in thousands)	$234,865		$245,212		$263,334		$282,382		$251,178		$217,147
Portfolio turnover	12%		12%		22%		19%		88%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.07		$10.31		$10.60		$10.29		$10.40		$9.73
Income from investment operations:
Net investment income	0.03		0.09		0.11		0.15		0.16		0.15
Net realized and unrealized gain (loss)	(0.02)		0.37		0.15		0.54		0.16		0.69
Total from investment operations	0.01		0.46		0.26		0.69		0.32		0.84
Less distributions to shareholders:
Net investment income	(0.03)		(0.12)		(0.19)		(0.26)		(0.17)		(0.17)
Net realized gains	(0.09)		(0.58)		(0.36)		(0.12)		(0.26)		—
Total distributions to shareholders	(0.12)		(0.70)		(0.55)		(0.38)		(0.43)		(0.17)
Net asset value, end of period	$9.96		$10.07		$10.31		$10.60		$10.29		$10.40
Total return	0.11%		4.46%		2.51%		6.79%		3.19%		8.64%
Ratios to average net assets(a)
Total gross expenses	1.28	%(b)	1.30%		1.25%		1.23%		1.24%		1.23%
Total net expenses(c)	1.28	%(b)(d)	1.30	%(d)	1.25	%(d)	1.23	%(d)	1.24	%(d)	1.23%
Net investment income	0.67	%(b)	0.90%		1.07%		1.47%		1.56%		1.47%
Supplemental data
Net assets, end of period (in thousands)	$5,186		$7,759		$12,454		$19,598		$24,717		$30,599
Portfolio turnover	12%		12%		22%		19%		88%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.05		$10.28		$10.58		$10.28		$10.39		$9.73
Income from investment operations:
Net investment income	0.03		0.10		0.12		0.16		0.17		0.16
Net realized and unrealized gain (loss)	(0.02)		0.37		0.13		0.53		0.16		0.67
Total from investment operations	0.01		0.47		0.25		0.69		0.33		0.83
Less distributions to shareholders:
Net investment income	(0.03)		(0.12)		(0.19)		(0.27)		(0.18)		(0.17)
Net realized gains	(0.09)		(0.58)		(0.36)		(0.12)		(0.26)		—
Total distributions to shareholders	(0.12)		(0.70)		(0.55)		(0.39)		(0.44)		(0.17)
Net asset value, end of period	$9.94		$10.05		$10.28		$10.58		$10.28		$10.39
Total return	0.11%		4.57%		2.43%		6.75%		3.28%		8.63%
Ratios to average net assets(a)
Total gross expenses	1.28	%(b)	1.30%		1.26%		1.23%		1.24%		1.23%
Total net expenses(c)	1.28	%(b)(d)	1.30	%(d)	1.26	%(d)	1.23	%(d)	1.24	%(d)	1.23%
Net investment income	0.68	%(b)	0.95%		1.18%		1.54%		1.62%		1.60%
Supplemental data
Net assets, end of period (in thousands)	$47,521		$47,899		$47,435		$45,368		$36,637		$26,212
Portfolio turnover	12%		12%		22%		19%		88%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.01		$10.24	$10.54	$10.25	$10.35	$9.69
Income from investment operations:
Net investment income	0.08		0.18	0.23	0.24	0.25	0.24
Net realized and unrealized gain (loss)	(0.04)		0.37	0.12	0.53	0.16	0.67
Total from investment operations	0.04		0.55	0.35	0.77	0.41	0.91
Less distributions to shareholders:
Net investment income	(0.07)		(0.20)	(0.29)	(0.36)	(0.25)	(0.25)
Net realized gains	(0.09)		(0.58)	(0.36)	(0.12)	(0.26)	—
Total distributions to shareholders	(0.16)		(0.78)	(0.65)	(0.48)	(0.51)	(0.25)
Net asset value, end of period	$9.89		$10.01	$10.24	$10.54	$10.25	$10.35
Total return	0.43%		5.48%	3.35%	7.62%	4.14%	9.49%
Ratios to average net assets(a)
Total gross expenses	0.45	%(b)	0.47%	0.41%	0.39%	0.41%	0.44%
Total net expenses(c)	0.45	%(b)	0.47%	0.41%	0.39%	0.39%	0.44%
Net investment income	1.51	%(b)	1.79%	2.16%	2.27%	2.43%	2.35%
Supplemental data
Net assets, end of period (in thousands)	$97		$96	$99	$12	$79	$81
Portfolio turnover	12%		12%	22%	19%	88%	16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R	(Unaudited)		2015		2014		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.10		$10.33		$10.63		$10.32	$10.44	$10.24
Income from investment operations:
Net investment income	0.06		0.15		0.20		0.25	0.22	0.10
Net realized and unrealized gain (loss)	(0.02)		0.37		0.11		0.50	0.15	0.21
Total from investment operations	0.04		0.52		0.31		0.75	0.37	0.31
Less distributions to shareholders:
Net investment income	(0.06)		(0.17)		(0.25)		(0.32)	(0.23)	(0.11)
Net realized gains	(0.09)		(0.58)		(0.36)		(0.12)	(0.26)	—
Total distributions to shareholders	(0.15)		(0.75)		(0.61)		(0.44)	(0.49)	(0.11)
Net asset value, end of period	$9.99		$10.10		$10.33		$10.63	$10.32	$10.44
Total return	0.36%		5.07%		2.94%		7.39%	3.66%	3.03%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.80%		0.76%		0.72%	0.75%	0.68	%(c)
Total net expenses(d)	0.78	%(c)(e)	0.80	%(e)	0.76	%(e)	0.72%	0.75%	0.68	%(c)
Net investment income	1.23	%(c)	1.46%		1.91%		2.36%	2.07%	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$473		$206		$179		$114	$3	$3
Portfolio turnover	12%		12%		22%		19%	88%	16%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R4	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$10.04		$10.29		$10.53
Income from investment operations:
Net investment income	0.09		0.25		0.18
Net realized and unrealized gain (loss)	(0.03)		0.30		0.09
Total from investment operations	0.06		0.55		0.27
Less distributions to shareholders:
Net investment income	(0.08)		(0.22)		(0.26)
Net realized gains	(0.09)		(0.58)		(0.25)
Total distributions to shareholders	(0.17)		(0.80)		(0.51)
Net asset value, end of period	$9.93		$10.04		$10.29
Total return	0.62%		5.41%		2.56%
Ratios to average net assets(b)
Total gross expenses	0.28	%(c)	0.31%		0.23	%(c)
Total net expenses(d)	0.28	%(c)(e)	0.31	%(e)	0.23	%(c)(e)
Net investment income	1.70	%(c)	2.44%		2.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$195		$156		$2
Portfolio turnover	12%		12%		22%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R5	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.05		$10.29	$10.53
Income from investment operations:
Net investment income	0.09		0.17	0.18
Net realized and unrealized gain (loss)	(0.03)		0.40	0.09
Total from investment operations	0.06		0.57	0.27
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)	(0.26)
Net realized gains	(0.09)		(0.58)	(0.25)
Total distributions to shareholders	(0.18)		(0.81)	(0.51)
Net asset value, end of period	$9.93		$10.05	$10.29
Total return	0.56%		5.60%	2.64%
Ratios to average net assets(b)
Total gross expenses	0.21	%(c)	0.25%	0.12	%(c)
Total net expenses(d)	0.21	%(c)	0.25%	0.12	%(c)
Net investment income	1.78	%(c)	1.80%	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$109		$61	$2
Portfolio turnover	12%		12%	22%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class Y	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.04		$10.29	$10.53
Income from investment operations:
Net investment income	0.10		0.20	0.19
Net realized and unrealized gain (loss)	(0.03)		0.36	0.09
Total from investment operations	0.07		0.56	0.28
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)	(0.27)
Net realized gains	(0.09)		(0.58)	(0.25)
Total distributions to shareholders	(0.18)		(0.81)	(0.52)
Net asset value, end of period	$9.93		$10.04	$10.29
Total return	0.71%		5.55%	2.68%
Ratios to average net assets(b)
Total gross expenses	0.15	%(c)	0.17%	0.07	%(c)
Total net expenses(d)	0.15	%(c)	0.17%	0.07	%(c)
Net investment income	1.80	%(c)	2.08%	2.83	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$2
Portfolio turnover	12%		12%	22%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.10		$10.33		$10.63		$10.32		$10.44		$10.24
Income from investment operations:
Net investment income	0.09		0.20		0.24		0.30		0.28		0.12
Net realized and unrealized gain (loss)	(0.03)		0.37		0.12		0.51		0.14		0.20
Total from investment operations	0.06		0.57		0.36		0.81		0.42		0.32
Less distributions to shareholders:
Net investment income	(0.08)		(0.22)		(0.30)		(0.38)		(0.28)		(0.12)
Net realized gains	(0.09)		(0.58)		(0.36)		(0.12)		(0.26)		—
Total distributions to shareholders	(0.17)		(0.80)		(0.66)		(0.50)		(0.54)		(0.12)
Net asset value, end of period	$9.99		$10.10		$10.33		$10.63		$10.32		$10.44
Total return	0.61%		5.60%		3.42%		7.91%		4.19%		3.15%
Ratios to average net assets(b)
Total gross expenses	0.28	%(c)	0.30%		0.26%		0.22%		0.24%		0.26	%(c)
Total net expenses(d)	0.28	%(c)(e)	0.30	%(e)	0.26	%(e)	0.22	%(e)	0.24	%(e)	0.21	%(c)
Net investment income	1.69	%(c)	1.96%		2.26%		2.80%		2.71%		3.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,932		$3,067		$2,719		$700		$52		$20
Portfolio turnover	12%		12%		22%		19%		88%		16%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.98		$11.37		$11.33		$10.96		$10.89		$10.04	$8.03
Income from investment operations:
Net investment income	0.07		0.19		0.25		0.25		0.21		0.26	0.31
Net realized and unrealized gain	0.12		0.51		0.44		0.71		0.07		0.85	2.00
Total from investment operations	0.19		0.70		0.69		0.96		0.28		1.11	2.31
Less distributions to shareholders:
Net investment income	(0.07)		(0.23)		(0.33)		(0.32)		(0.21)		(0.26)	(0.30)
Net realized gains	(0.19)		(0.86)		(0.32)		(0.27)		—		—	—
Total distributions to shareholders	(0.26)		(1.09)		(0.65)		(0.59)		(0.21)		(0.26)	(0.30)
Net asset value, end of period	$10.91		$10.98		$11.37		$11.33		$10.96		$10.89	$10.04
Total return	1.75%		6.23%		6.18%		8.94%		2.63%		11.21%	29.06%
Ratios to average net assets(b)
Total gross expenses	0.49	%(c)	0.51%		0.47%		0.70%		0.64	%(c)(d)	0.50%	0.50%
Total net expenses(e)	0.49	%(c)(f)	0.51	%(f)	0.47	%(f)	0.57	%(f)	0.57	%(c)(d)(f)	0.50%	0.50%
Net investment income	1.26	%(c)	1.70%		2.15%		2.19%		2.37	%(c)	2.52%	3.26%
Supplemental data
Net assets, end of period (in thousands)	$535,323		$545,696		$553,593		$71,321		$68,452		$63,807	$60,848
Portfolio turnover	12%		14%		30%		38%		55%		87%	34%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.92		$11.31		$11.28		$10.91		$10.85		$10.00	$8.01
Income from investment operations:
Net investment income	0.03		0.10		0.15		0.15		0.14		0.18	0.23
Net realized and unrealized gain	0.12		0.51		0.45		0.73		0.07		0.85	1.99
Total from investment operations	0.15		0.61		0.60		0.88		0.21		1.03	2.22
Less distributions to shareholders:
Net investment income	(0.03)		(0.14)		(0.25)		(0.24)		(0.15)		(0.18)	(0.23)
Net realized gains	(0.19)		(0.86)		(0.32)		(0.27)		—		—	—
Total distributions to shareholders	(0.22)		(1.00)		(0.57)		(0.51)		(0.15)		(0.18)	(0.23)
Net asset value, end of period	$10.85		$10.92		$11.31		$11.28		$10.91		$10.85	$10.00
Total return	1.38%		5.46%		5.32%		8.17%		1.96%		10.43%	27.94%
Ratios to average net assets(b)
Total gross expenses	1.24	%(c)	1.26%		1.22%		1.44%		1.39	%(c)(d)	1.25%	1.25%
Total net expenses(e)	1.24	%(c)(f)	1.26	%(f)	1.22	%(f)	1.32	%(f)	1.31	%(c)(d)(f)	1.25%	1.25%
Net investment income	0.50	%(c)	0.88%		1.30%		1.36%		1.58	%(c)	1.75%	2.51%
Supplemental data
Net assets, end of period (in thousands)	$11,933		$17,080		$27,184		$8,335		$14,587		$26,181	$40,508
Portfolio turnover	12%		14%		30%		38%		55%		87%	34%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.84		$11.23		$11.20		$10.84		$10.78		$9.94	$7.96
Income from investment operations:
Net investment income	0.03		0.11		0.16		0.16		0.14		0.18	0.23
Net realized and unrealized gain	0.12		0.50		0.44		0.71		0.07		0.84	1.98
Total from investment operations	0.15		0.61		0.60		0.87		0.21		1.02	2.21
Less distributions to shareholders:
Net investment income	(0.03)		(0.14)		(0.25)		(0.24)		(0.15)		(0.18)	(0.23)
Net realized gains	(0.19)		(0.86)		(0.32)		(0.27)		—		—	—
Total distributions to shareholders	(0.22)		(1.00)		(0.57)		(0.51)		(0.15)		(0.18)	(0.23)
Net asset value, end of period	$10.77		$10.84		$11.23		$11.20		$10.84		$10.78	$9.94
Total return	1.39%		5.50%		5.35%		8.13%		1.97%		10.39%	27.99%
Ratios to average net assets(b)
Total gross expenses	1.24	%(c)	1.26%		1.23%		1.45%		1.39	%(c)(d)	1.25%	1.25%
Total net expenses(e)	1.24	%(c)(f)	1.26	%(f)	1.23	%(f)	1.32	%(f)	1.32	%(c)(d)(f)	1.25%	1.25%
Net investment income	0.51	%(c)	0.96%		1.38%		1.44%		1.61	%(c)	1.77%	2.51%
Supplemental data
Net assets, end of period (in thousands)	$91,139		$90,199		$85,756		$23,470		$24,156		$23,651	$23,321
Portfolio turnover	12%		14%		30%		38%		55%		87%	34%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class K	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.82		$11.22	$11.25
Income from investment operations:
Net investment income	0.07		0.18	0.32
Net realized and unrealized gain	0.14		0.52	0.32
Total from investment operations	0.21		0.70	0.64
Less distributions to shareholders:
Net investment income	(0.08)		(0.24)	(0.35)
Net realized gains	(0.19)		(0.86)	(0.32)
Total distributions to shareholders	(0.27)		(1.10)	(0.67)
Net asset value, end of period	$10.76		$10.82	$11.22
Total return	1.92%		6.31%	5.72%
Ratios to average net assets(b)
Total gross expenses	0.42	%(c)	0.41%	0.38	%(c)
Total net expenses(d)	0.42	%(c)	0.41%	0.38	%(c)
Net investment income	1.33	%(c)	1.53%	3.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$56
Portfolio turnover	12%		14%	30%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.99		$11.38		$11.34		$10.96		$10.90		$10.04	$8.04
Income from investment operations:
Net investment income	0.06		0.17		0.21		0.23		0.18		0.23	0.28
Net realized and unrealized gain	0.13		0.50		0.45		0.72		0.07		0.86	2.00
Total from investment operations	0.19		0.67		0.66		0.95		0.25		1.09	2.28
Less distributions to shareholders:
Net investment income	(0.06)		(0.20)		(0.30)		(0.30)		(0.19)		(0.23)	(0.28)
Net realized gains	(0.19)		(0.86)		(0.32)		(0.27)		—		—	—
Total distributions to shareholders	(0.25)		(1.06)		(0.62)		(0.57)		(0.19)		(0.23)	(0.28)
Net asset value, end of period	$10.93		$10.99		$11.38		$11.34		$10.96		$10.90	$10.04
Total return	1.72%		5.95%		5.87%		8.76%		2.34%		11.03%	28.58%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.76%		0.74%		0.96%		0.89	%(c)(d)	0.75%	0.75%
Total net expenses(e)	0.74	%(c)(f)	0.76	%(f)	0.74	%(f)	0.81	%(f)	0.82	%(c)(d)(f)	0.75%	0.75%
Net investment income	1.02	%(c)	1.46%		1.85%		2.04%		2.03	%(c)	2.28%	3.00%
Supplemental data
Net assets, end of period (in thousands)	$2,911		$2,230		$2,243		$2,148		$1,102		$428	$559
Portfolio turnover	12%		14%		30%		38%		55%		87%	34%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.89		$11.29		$11.25		$11.30
Income from investment operations:
Net investment income	0.08		0.24		0.27		0.09
Net realized and unrealized gain	0.14		0.48		0.46		0.26
Total from investment operations	0.22		0.72		0.73		0.35
Less distributions to shareholders:
Net investment income	(0.09)		(0.26)		(0.37)		(0.17)
Net realized gains	(0.19)		(0.86)		(0.32)		(0.23)
Total distributions to shareholders	(0.28)		(1.12)		(0.69)		(0.40)
Net asset value, end of period	$10.83		$10.89		$11.29		$11.25
Total return	1.99%		6.44%		6.52%		3.11%
Ratios to average net assets(b)
Total gross expenses	0.24	%(c)	0.26%		0.19%		0.51	%(c)
Total net expenses(d)	0.24	%(c)(e)	0.26	%(e)	0.19	%(e)	0.37	%(c)
Net investment income	1.52	%(c)	2.19%		2.36%		3.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$998		$966		$2		$2
Portfolio turnover	12%		14%		30%		38%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.89		$11.28	$11.25	$11.30
Income from investment operations:
Net investment income	0.09		0.26	0.38	0.10
Net realized and unrealized gain	0.12		0.48	0.35	0.25
Total from investment operations	0.21		0.74	0.73	0.35
Less distributions to shareholders:
Net investment income	(0.09)		(0.27)	(0.38)	(0.17)
Net realized gains	(0.19)		(0.86)	(0.32)	(0.23)
Total distributions to shareholders	(0.28)		(1.13)	(0.70)	(0.40)
Net asset value, end of period	$10.82		$10.89	$11.28	$11.25
Total return	1.93%		6.63%	6.53%	3.13%
Ratios to average net assets(b)
Total gross expenses	0.17	%(c)	0.18%	0.13%	0.41	%(c)
Total net expenses(d)	0.17	%(c)	0.18%	0.13%	0.29	%(c)
Net investment income	1.58	%(c)	2.33%	3.35%	3.77	%(c)
Supplemental data
Net assets, end of period (in thousands)	$235		$217	$74	$2
Portfolio turnover	12%		14%	30%	38%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class Y	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.77		$11.18	$11.32
Income from investment operations:
Net investment income	0.09		0.25	0.22
Net realized and unrealized gain	0.12		0.48	0.28
Total from investment operations	0.21		0.73	0.50
Less distributions to shareholders:
Net investment income	(0.09)		(0.28)	(0.32)
Net realized gains	(0.19)		(0.86)	(0.32)
Total distributions to shareholders	(0.28)		(1.14)	(0.64)
Net asset value, end of period	$10.70		$10.77	$11.18
Total return	1.97%		6.66%	4.51%
Ratios to average net assets(b)
Total gross expenses	0.13	%(c)	0.09%	0.08	%(c)
Total net expenses(d)	0.13	%(c)	0.09%	0.08	%(c)
Net investment income	1.67	%(c)	2.24%	3.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7		$4	$2
Portfolio turnover	12%		14%	30%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$10.85		$11.25		$11.21		$10.85		$10.78		$9.94	$7.96
Income from investment operations:
Net investment income	0.08		0.22		0.28		0.27		0.23		0.28	0.33
Net realized and unrealized gain	0.13		0.50		0.44		0.71		0.07		0.84	1.98
Total from investment operations	0.21		0.72		0.72		0.98		0.30		1.12	2.31
Less distributions to shareholders:
Net investment income	(0.09)		(0.26)		(0.36)		(0.35)		(0.23)		(0.28)	(0.33)
Net realized gains	(0.19)		(0.86)		(0.32)		(0.27)		—		—	—
Total distributions to shareholders	(0.28)		(1.12)		(0.68)		(0.62)		(0.23)		(0.28)	(0.33)
Net asset value, end of period	$10.78		$10.85		$11.25		$11.21		$10.85		$10.78	$9.94
Total return	1.90%		6.47%		6.49%		9.22%		2.85%		11.49%	29.25%
Ratios to average net assets(b)
Total gross expenses	0.24	%(c)	0.26%		0.24%		0.45%		0.39	%(c)(d)	0.25%	0.25%
Total net expenses(e)	0.24	%(c)(f)	0.26	%(f)	0.24	%(f)	0.32	%(f)	0.32	%(c)(d)(f)	0.25%	0.25%
Net investment income	1.51	%(c)	1.97%		2.46%		2.45%		2.61	%(c)	2.77%	3.51%
Supplemental data
Net assets, end of period (in thousands)	$26,200		$26,084		$25,287		$20,710		$21,157		$21,839	$20,406
Portfolio turnover	12%		14%		30%		38%		55%		87%	34%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$11.50		$12.00		$11.61		$10.75		$10.71		$9.46
Income from investment operations:
Net investment income	0.06		0.18		0.20		0.22		0.23		0.23
Net realized and unrealized gain	0.30		0.63		0.86		0.93		0.06		1.29
Total from investment operations	0.36		0.81		1.06		1.15		0.29		1.52
Less distributions to shareholders:
Net investment income	(0.07)		(0.24)		(0.31)		(0.29)		(0.25)		(0.27)
Net realized gains	(0.33)		(1.07)		(0.36)		—		—		—
Total distributions to shareholders	(0.40)		(1.31)		(0.67)		(0.29)		(0.25)		(0.27)
Net asset value, end of period	$11.46		$11.50		$12.00		$11.61		$10.75		$10.71
Total return	3.11%		6.77%		9.26%		10.87%		2.84%		16.23%
Ratios to average net assets(a)
Total gross expenses	0.46	%(b)	0.48%		0.46%		0.46%		0.43%		0.43%
Total net expenses(c)	0.46	%(b)(d)	0.48	%(d)	0.46	%(d)	0.46	%(d)	0.43	%(d)	0.43%
Net investment income	0.98	%(b)	1.49%		1.64%		1.98%		2.11%		2.32%
Supplemental data
Net assets, end of period (in thousands)	$1,424,978		$1,437,972		$1,425,904		$1,331,311		$1,215,462		$1,164,732
Portfolio turnover	13%		16%		23%		23%		58%		9%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$11.44		$11.94		$11.55		$10.70		$10.66		$9.41
Income from investment operations:
Net investment income	0.01		0.08		0.10		0.13		0.14		0.15
Net realized and unrealized gain	0.30		0.64		0.87		0.93		0.07		1.29
Total from investment operations	0.31		0.72		0.97		1.06		0.21		1.44
Less distributions to shareholders:
Net investment income	(0.02)		(0.15)		(0.22)		(0.21)		(0.17)		(0.19)
Net realized gains	(0.33)		(1.07)		(0.36)		—		—		—
Total distributions to shareholders	(0.35)		(1.22)		(0.58)		(0.21)		(0.17)		(0.19)
Net asset value, end of period	$11.40		$11.44		$11.94		$11.55		$10.70		$10.66
Total return	2.74%		6.00%		8.47%		9.99%		2.03%		15.43%
Ratios to average net assets(a)
Total gross expenses	1.21	%(b)	1.23%		1.21%		1.20%		1.18%		1.19%
Total net expenses(c)	1.21	%(b)(d)	1.23	%(d)	1.21	%(d)	1.20	%(d)	1.18	%(d)	1.19%
Net investment income	0.23	%(b)	0.66%		0.81%		1.17%		1.32%		1.47%
Supplemental data
Net assets, end of period (in thousands)	$34,276		$47,829		$71,473		$94,225		$117,235		$153,336
Portfolio turnover	13%		16%		23%		23%		58%		9%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$11.41		$11.92		$11.53		$10.69		$10.65		$9.41
Income from investment operations:
Net investment income	0.01		0.09		0.11		0.14		0.15		0.16
Net realized and unrealized gain	0.31		0.62		0.86		0.91		0.07		1.28
Total from investment operations	0.32		0.71		0.97		1.05		0.22		1.44
Less distributions to shareholders:
Net investment income	(0.02)		(0.15)		(0.22)		(0.21)		(0.18)		(0.20)
Net realized gains	(0.33)		(1.07)		(0.36)		—		—		—
Total distributions to shareholders	(0.35)		(1.22)		(0.58)		(0.21)		(0.18)		(0.20)
Net asset value, end of period	$11.38		$11.41		$11.92		$11.53		$10.69		$10.65
Total return	2.83%		5.92%		8.51%		9.95%		2.10%		15.40%
Ratios to average net assets(a)
Total gross expenses	1.21	%(b)	1.23%		1.21%		1.21%		1.18%		1.19%
Total net expenses(c)	1.21	%(b)(d)	1.23	%(d)	1.21	%(d)	1.21	%(d)	1.18	%(d)	1.19%
Net investment income	0.23	%(b)	0.77%		0.92%		1.25%		1.38%		1.62%
Supplemental data
Net assets, end of period (in thousands)	$186,506		$180,143		$162,357		$132,770		$107,827		$90,001
Portfolio turnover	13%		16%		23%		23%		58%		9%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$11.49		$11.99	$11.60	$10.74	$10.70	$9.45
Income from investment operations:
Net investment income	0.06		0.19	0.21	0.21	0.23	0.27
Net realized and unrealized gain	0.30		0.63	0.86	0.95	0.08	1.26
Total from investment operations	0.36		0.82	1.07	1.16	0.31	1.53
Less distributions to shareholders:
Net investment income	(0.07)		(0.25)	(0.32)	(0.30)	(0.27)	(0.28)
Net realized gains	(0.33)		(1.07)	(0.36)	—	—	—
Total distributions to shareholders	(0.40)		(1.32)	(0.68)	(0.30)	(0.27)	(0.28)
Net asset value, end of period	$11.45		$11.49	$11.99	$11.60	$10.74	$10.70
Total return	3.14%		6.88%	9.39%	10.94%	2.94%	16.38%
Ratios to average net assets(a)
Total gross expenses	0.40	%(b)	0.40%	0.36%	0.34%	0.34%	0.33%
Total net expenses(c)	0.40	%(b)	0.40%	0.36%	0.34%	0.34%	0.33%
Net investment income	1.04	%(b)	1.55%	1.77%	1.93%	2.18%	2.66%
Supplemental data
Net assets, end of period (in thousands)	$310		$292	$359	$298	$748	$760
Portfolio turnover	13%		16%	23%	23%	58%	9%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R	(Unaudited)		2015		2014		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.47		$11.97		$11.58		$10.74		$10.70	$10.10
Income from investment operations:
Net investment income	0.04		0.15		0.23		0.18		0.30	0.11
Net realized and unrealized gain (loss)	0.30		0.63		0.80		0.93		(0.02)	0.60
Total from investment operations	0.34		0.78		1.03		1.11		0.28	0.71
Less distributions to shareholders:
Net investment income	(0.05)		(0.21)		(0.28)		(0.27)		(0.24)	(0.11)
Net realized gains	(0.33)		(1.07)		(0.36)		—		—	—
Total distributions to shareholders	(0.38)		(1.28)		(0.64)		(0.27)		(0.24)	(0.11)
Net asset value, end of period	$11.43		$11.47		$11.97		$11.58		$10.74	$10.70
Total return	2.98%		6.52%		9.02%		10.46%		2.66%	7.06%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.73%		0.72%		0.70%		0.71%	0.67	%(c)
Total net expenses(d)	0.71	%(c)(e)	0.73	%(e)	0.72	%(e)	0.70	%(e)	0.71%	0.67	%(c)
Net investment income	0.74	%(c)	1.29%		1.92%		1.67%		2.93%	3.18	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,708		$1,610		$1,147		$138		$60	$3
Portfolio turnover	13%		16%		23%		23%		58%	9%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R4	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$11.39		$11.90		$11.82
Income from investment operations:
Net investment income	0.07		0.26		0.18
Net realized and unrealized gain	0.30		0.57		0.53
Total from investment operations	0.37		0.83		0.71
Less distributions to shareholders:
Net investment income	(0.08)		(0.27)		(0.27)
Net realized gains	(0.33)		(1.07)		(0.36)
Total distributions to shareholders	(0.41)		(1.34)		(0.63)
Net asset value, end of period	$11.35		$11.39		$11.90
Total return	3.26%		7.06%		6.11%
Ratios to average net assets(b)
Total gross expenses	0.22	%(c)	0.23%		0.21	%(c)
Total net expenses(d)	0.22	%(c)(e)	0.23	%(e)	0.21	%(c)(e)
Net investment income	1.25	%(c)	2.22%		2.36	%(c)
Supplemental data
Net assets, end of period (in thousands)	$56		$29		$3
Portfolio turnover	13%		16%		23%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R5	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$11.39		$11.90	$11.82
Income from investment operations:
Net investment income	0.08		0.39	0.19
Net realized and unrealized gain	0.30		0.46	0.53
Total from investment operations	0.38		0.85	0.72
Less distributions to shareholders:
Net investment income	(0.09)		(0.29)	(0.28)
Net realized gains	(0.33)		(1.07)	(0.36)
Total distributions to shareholders	(0.42)		(1.36)	(0.64)
Net asset value, end of period	$11.35		$11.39	$11.90
Total return	3.30%		7.21%	6.21%
Ratios to average net assets(b)
Total gross expenses	0.15	%(c)	0.16%	0.11	%(c)
Total net expenses(d)	0.15	%(c)	0.16%	0.11	%(c)
Net investment income	1.29	%(c)	3.39%	2.51	%(c)
Supplemental data
Net assets, end of period (in thousands)	$80		$78	$3
Portfolio turnover	13%		16%	23%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class Y	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$11.38		$11.90	$11.82
Income from investment operations:
Net investment income	0.08		0.23	0.19
Net realized and unrealized gain	0.31		0.61	0.54
Total from investment operations	0.39		0.84	0.73
Less distributions to shareholders:
Net investment income	(0.09)		(0.29)	(0.29)
Net realized gains	(0.33)		(1.07)	(0.36)
Total distributions to shareholders	(0.42)		(1.36)	(0.65)
Net asset value, end of period	$11.35		$11.38	$11.90
Total return	3.43%		7.16%	6.25%
Ratios to average net assets(b)
Total gross expenses	0.10	%(c)	0.06%	0.07	%(c)
Total net expenses(d)	0.10	%(c)	0.06%	0.07	%(c)
Net investment income	1.33	%(c)	1.92%	2.56	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$3
Portfolio turnover	13%		16%	23%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$11.49		$11.99		$11.59		$10.75		$10.71		$10.10
Income from investment operations:
Net investment income	0.07		0.21		0.23		0.28		0.26		0.16
Net realized and unrealized gain	0.30		0.63		0.87		0.88		0.07		0.58
Total from investment operations	0.37		0.84		1.10		1.16		0.33		0.74
Less distributions to shareholders:
Net investment income	(0.08)		(0.27)		(0.34)		(0.32)		(0.29)		(0.13)
Net realized gains	(0.33)		(1.07)		(0.36)		—		—		—
Total distributions to shareholders	(0.41)		(1.34)		(0.70)		(0.32)		(0.29)		(0.13)
Net asset value, end of period	$11.45		$11.49		$11.99		$11.59		$10.75		$10.71
Total return	3.24%		7.05%		9.65%		10.98%		3.15%		7.31%
Ratios to average net assets(b)
Total gross expenses	0.21	%(c)	0.23%		0.21%		0.22%		0.19%		0.11	%(c)
Total net expenses(d)	0.21	%(c)(e)	0.23	%(e)	0.21	%(e)	0.22	%(e)	0.19	%(e)	0.11	%(c)
Net investment income	1.24	%(c)	1.77%		1.90%		2.54%		2.49%		4.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,399		$2,989		$3,352		$2,544		$836		$7
Portfolio turnover	13%		16%		23%		23%		58%		9%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$12.45		$13.01		$12.04		$11.30		$11.61		$10.23		$7.33
Income from investment operations:
Net investment income	0.04		0.16		0.18		0.18		0.15		0.19		0.23
Net realized and unrealized gain (loss)	0.50		0.76		1.21		1.07		(0.30)		1.37		2.89
Total from investment operations	0.54		0.92		1.39		1.25		(0.15)		1.56		3.12
Less distributions to shareholders:
Net investment income	(0.06)		(0.25)		(0.25)		(0.22)		(0.14)		(0.18)		(0.22)
Net realized gains	(0.40)		(1.23)		(0.17)		(0.29)		(0.02)		—		—
Total distributions to shareholders	(0.46)		(1.48)		(0.42)		(0.51)		(0.16)		(0.18)		(0.22)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$12.53		$12.45		$13.01		$12.04		$11.30		$11.61		$10.23
Total return	4.32%		7.03%		11.67%		11.28%		(1.20%)		15.48%		42.94%
Ratios to average net assets(c)
Total gross expenses	0.52	%(d)	0.52%		0.50%		0.53%		0.51	%(d)(e)	0.50	%(e)	0.50%
Total net expenses(f)	0.52	%(d)(g)	0.52	%(g)	0.50	%(g)	0.53	%(g)	0.51	%(d)(e)(g)	0.50	%(e)	0.50%
Net investment income	0.58	%(d)	1.22%		1.38%		1.51%		1.60	%(d)	1.75%		2.45%
Supplemental data
Net assets, end of period (in thousands)	$1,836,455		$1,815,185		$1,805,239		$679,109		$665,859		$291,758		$245,327
Portfolio turnover	10%		20%		22%		34%		42%		68%		27%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$12.32		$12.89		$11.94		$11.21		$11.53		$10.16		$7.29
Income from investment operations:
Net investment income (loss)	(0.01)		0.05		0.07		0.07		0.07		0.10		0.16
Net realized and unrealized gain (loss)	0.49		0.77		1.21		1.08		(0.29)		1.37		2.87
Total from investment operations	0.48		0.82		1.28		1.15		(0.22)		1.47		3.03
Less distributions to shareholders:
Net investment income	(0.01)		(0.16)		(0.16)		(0.13)		(0.08)		(0.10)		(0.16)
Net realized gains	(0.40)		(1.23)		(0.17)		(0.29)		(0.02)		—		—
Total distributions to shareholders	(0.41)		(1.39)		(0.33)		(0.42)		(0.10)		(0.10)		(0.16)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$12.39		$12.32		$12.89		$11.94		$11.21		$11.53		$10.16
Total return	3.91%		6.32%		10.78%		10.45%		(1.87%)		14.63%		41.72%
Ratios to average net assets(c)
Total gross expenses	1.27	%(d)	1.27%		1.25%		1.27%		1.26	%(d)(e)	1.25	%(e)	1.25%
Total net expenses(f)	1.27	%(d)(g)	1.27	%(g)	1.25	%(g)	1.27	%(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%
Net investment income (loss)	(0.18	%)(d)	0.37%		0.53%		0.65%		0.75	%(d)	0.99%		1.70%
Supplemental data
Net assets, end of period (in thousands)	$45,470		$61,673		$92,956		$53,009		$85,005		$133,770		$181,026
Portfolio turnover	10%		20%		22%		34%		42%		68%		27%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$12.51		$13.07		$12.11		$11.36		$11.68		$10.29		$7.38
Income from investment operations:
Net investment income (loss)	(0.01)		0.06		0.08		0.09		0.08		0.11		0.16
Net realized and unrealized gain (loss)	0.50		0.77		1.21		1.08		(0.30)		1.38		2.91
Total from investment operations	0.49		0.83		1.29		1.17		(0.22)		1.49		3.07
Less distributions to shareholders:
Net investment income	(0.01)		(0.16)		(0.16)		(0.13)		(0.08)		(0.10)		(0.16)
Net realized gains	(0.40)		(1.23)		(0.17)		(0.29)		(0.02)		—		—
Total distributions to shareholders	(0.41)		(1.39)		(0.33)		(0.42)		(0.10)		(0.10)		(0.16)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$12.59		$12.51		$13.07		$12.11		$11.36		$11.68		$10.29
Total return	3.93%		6.30%		10.71%		10.49%		(1.85%)		14.64%		41.76%
Ratios to average net assets(c)
Total gross expenses	1.27	%(d)	1.27%		1.25%		1.28%		1.26	%(d)(e)	1.25	%(e)	1.25%
Total net expenses(f)	1.27	%(d)(g)	1.27	%(g)	1.25	%(g)	1.28	%(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%
Net investment income (loss)	(0.17	%)(d)	0.49%		0.63%		0.75%		0.81	%(d)	1.00%		1.70%
Supplemental data
Net assets, end of period (in thousands)	$221,647		$213,166		$198,837		$84,349		$86,321		$91,556		$87,496
Portfolio turnover	10%		20%		22%		34%		42%		68%		27%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class K	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$12.42		$12.98	$12.07
Income from investment operations:
Net investment income	0.04		0.18	0.18
Net realized and unrealized gain	0.51		0.75	1.17
Total from investment operations	0.55		0.93	1.35
Less distributions to shareholders:
Net investment income	(0.07)		(0.26)	(0.27)
Net realized gains	(0.40)		(1.23)	(0.17)
Total distributions to shareholders	(0.47)		(1.49)	(0.44)
Net asset value, end of period	$12.50		$12.42	$12.98
Total return	4.39%		7.17%	11.31%
Ratios to average net assets(b)
Total gross expenses	0.41	%(c)	0.41%	0.38	%(c)
Total net expenses(d)	0.41	%(c)	0.41%	0.38	%(c)
Net investment income	0.69	%(c)	1.34%	1.57	%(c)
Supplemental data
Net assets, end of period (in thousands)	$98		$98	$105
Portfolio turnover	10%		20%	22%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$12.44		$12.99		$12.03		$11.29		$11.60		$10.22		$7.33
Income from investment operations:
Net investment income	0.02		0.13		0.13		0.15		0.13		0.16		0.20
Net realized and unrealized gain (loss)	0.50		0.76		1.22		1.07		(0.30)		1.38		2.89
Total from investment operations	0.52		0.89		1.35		1.22		(0.17)		1.54		3.09
Less distributions to shareholders:
Net investment income	(0.04)		(0.21)		(0.22)		(0.19)		(0.12)		(0.16)		(0.20)
Net realized gains	(0.40)		(1.23)		(0.17)		(0.29)		(0.02)		—		—
Total distributions to shareholders	(0.44)		(1.44)		(0.39)		(0.48)		(0.14)		(0.16)		(0.20)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$12.52		$12.44		$12.99		$12.03		$11.29		$11.60		$10.22
Total return	4.20%		6.86%		11.31%		11.01%		(1.39%)		15.21%		42.46%
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.77%		0.75%		0.78%		0.77	%(d)(e)	0.75	%(e)	0.75%
Total net expenses(f)	0.77	%(d)(g)	0.77	%(g)	0.75	%(g)	0.78	%(g)	0.77	%(d)(e)(g)	0.75	%(e)	0.75%
Net investment income	0.33	%(d)	1.01%		1.02%		1.26%		1.40	%(d)	1.54%		2.16%
Supplemental data
Net assets, end of period (in thousands)	$4,416		$4,270		$4,347		$4,664		$3,908		$1,517		$1,740
Portfolio turnover	10%		20%		22%		34%		42%		68%		27%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$12.54		$13.08		$12.11		$11.71
Income from investment operations:
Net investment income	0.05		0.53		0.18		0.11
Net realized and unrealized gain	0.51		0.44		1.25		0.65
Total from investment operations	0.56		0.97		1.43		0.76
Less distributions to shareholders:
Net investment income	(0.08)		(0.28)		(0.29)		(0.14)
Net realized gains	(0.40)		(1.23)		(0.17)		(0.22)
Total distributions to shareholders	(0.48)		(1.51)		(0.46)		(0.36)
Net asset value, end of period	$12.62		$12.54		$13.08		$12.11
Total return	4.42%		7.41%		11.95%		6.60%
Ratios to average net assets(b)
Total gross expenses	0.27	%(c)	0.29%		0.22%		0.24	%(c)
Total net expenses(d)	0.27	%(c)(e)	0.29	%(e)	0.22	%(e)	0.24	%(c)
Net investment income	0.84	%(c)	4.16%		1.39%		3.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,250		$1,054		$7		$3
Portfolio turnover	10%		20%		22%		34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$12.53		$13.08	$12.11	$11.71
Income from investment operations:
Net investment income	0.06		0.21	0.33	0.11
Net realized and unrealized gain	0.51		0.77	1.12	0.66
Total from investment operations	0.57		0.98	1.45	0.77
Less distributions to shareholders:
Net investment income	(0.08)		(0.30)	(0.31)	(0.15)
Net realized gains	(0.40)		(1.23)	(0.17)	(0.22)
Total distributions to shareholders	(0.48)		(1.53)	(0.48)	(0.37)
Net asset value, end of period	$12.62		$12.53	$13.08	$12.11
Total return	4.56%		7.46%	12.07%	6.64%
Ratios to average net assets(b)
Total gross expenses	0.16	%(c)	0.16%	0.18%	0.12	%(c)
Total net expenses(d)	0.16	%(c)	0.16%	0.18%	0.12	%(c)
Net investment income	0.96	%(c)	1.62%	2.56%	4.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,164		$648	$577	$3
Portfolio turnover	10%		20%	22%	34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class T	(Unaudited)		2015		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$12.45		$13.00		$12.04		$11.30		$11.61		$11.49
Income from investment operations:
Net investment income	0.04		0.16		0.16		0.17		0.15		0.02
Net realized and unrealized gain (loss)	0.50		0.76		1.22		1.07		(0.30)		0.13
Total from investment operations	0.54		0.92		1.38		1.24		(0.15)		0.15
Less distributions to shareholders:
Net investment income	(0.06)		(0.24)		(0.25)		(0.21)		(0.14)		(0.03)
Net realized gains	(0.40)		(1.23)		(0.17)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.46)		(1.47)		(0.42)		(0.50)		(0.16)		(0.03)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—
Net asset value, end of period	$12.53		$12.45		$13.00		$12.04		$11.30		$11.61
Total return	4.32%		7.07%		11.52%		11.23%		(1.23%)		1.28%
Ratios to average net assets(d)
Total gross expenses	0.52	%(e)	0.56%		0.55%		0.58%		0.56	%(e)(f)	0.55	%(e)
Total net expenses(g)	0.52	%(e)(h)	0.54	%(h)	0.55	%(h)	0.58	%(h)	0.56	%(e)(f)(h)	0.55	%(e)
Net investment income	0.58	%(e)	1.20%		1.24%		1.46%		1.58	%(e)	2.26	%(e)
Supplemental data
Net assets, end of period (in thousands)	$96,749		$97,408		$101,766		$100,955		$102,913		$3
Portfolio turnover	10%		20%		22%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class Y	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$12.31		$12.87	$12.35
Income from investment operations:
Net investment income	0.06		0.21	0.18
Net realized and unrealized gain	0.49		0.76	0.78
Total from investment operations	0.55		0.97	0.96
Less distributions to shareholders:
Net investment income	(0.08)		(0.30)	(0.27)
Net realized gains	(0.40)		(1.23)	(0.17)
Total distributions to shareholders	(0.48)		(1.53)	(0.44)
Net asset value, end of period	$12.38		$12.31	$12.87
Total return	4.49%		7.58%	7.88%
Ratios to average net assets(b)
Total gross expenses	0.15	%(c)	0.09%	0.07	%(c)
Total net expenses(d)	0.15	%(c)	0.09%	0.07	%(c)
Net investment income	0.95	%(c)	1.64%	2.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$3
Portfolio turnover	10%		20%	22%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

The accompanying Notes to Financial Statements are an integral part of this statement.

	Six Months Ended July 31, 2015		Year Ended January 31,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$12.44		$12.99		$12.03		$11.29		$11.60		$10.21		$7.33
Income from investment operations:
Net investment income	0.05		0.19		0.19		0.20		0.17		0.21		0.25
Net realized and unrealized gain (loss)	0.50		0.77		1.23		1.08		(0.30)		1.39		2.88
Total from investment operations	0.55		0.96		1.42		1.28		(0.13)		1.60		3.13
Less distributions to shareholders:
Net investment income	(0.08)		(0.28)		(0.29)		(0.25)		(0.16)		(0.21)		(0.25)
Net realized gains	(0.40)		(1.23)		(0.17)		(0.29)		(0.02)		—		—
Total distributions to shareholders	(0.48)		(1.51)		(0.46)		(0.54)		(0.18)		(0.21)		(0.25)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$12.51		$12.44		$12.99		$12.03		$11.29		$11.60		$10.21
Total return	4.37%		7.40%		11.87%		11.57%		(1.00%)		15.89%		43.01%
Ratios to average net assets(c)
Total gross expenses	0.27	%(d)	0.27%		0.25%		0.28%		0.26	%(d)(e)	0.25	%(e)	0.25%
Total net expenses(f)	0.27	%(d)(g)	0.27	%(g)	0.25	%(g)	0.28	%(g)	0.26	%(d)(e)(g)	0.25	%(e)	0.25%
Net investment income	0.83	%(d)	1.47%		1.49%		1.72%		1.86	%(d)	2.03%		2.69%
Supplemental data
Net assets, end of period (in thousands)	$128,631		$128,314		$128,234		$147,433		$146,805		$56,805		$64,967
Portfolio turnover	10%		20%		22%		34%		42%		68%		27%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.54		$12.82		$11.41		$10.19		$10.28		$8.62
Income from investment operations:
Net investment income	0.01		0.12		0.12		0.13		0.12		0.14
Net realized and unrealized gain (loss)	0.66		0.86		1.53		1.25		(0.07)		1.69
Total from investment operations	0.67		0.98		1.65		1.38		0.05		1.83
Less distributions to shareholders:
Net investment income	(0.00	)(a)	(0.30)		(0.24)		(0.16)		(0.14)		(0.17)
Net realized gains	(0.49)		(0.96)		—		—		—		—
Total distributions to shareholders	(0.49)		(1.26)		(0.24)		(0.16)		(0.14)		(0.17)
Net asset value, end of period	$12.72		$12.54		$12.82		$11.41		$10.19		$10.28
Total return	5.29%		7.50%		14.41%		13.63%		0.60%		21.22%
Ratios to average net assets(b)
Total gross expenses	0.50	%(c)	0.54%		0.52%		0.52%		0.49%		0.50%
Total net expenses(d)	0.50	%(c)(e)	0.54	%(e)	0.52	%(e)	0.51	%(e)	0.49	%(e)	0.50%
Net investment income	0.20	%(c)	0.92%		0.98%		1.25%		1.18%		1.48%
Supplemental data
Net assets, end of period (in thousands)	$602,589		$577,868		$554,189		$495,722		$472,855		$489,241
Portfolio turnover	8%		27%		29%		21%		83%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.53		$12.81		$11.41		$10.17		$10.24		$8.57
Income from investment operations:
Net investment income (loss)	(0.04)		0.01		0.02		0.04		0.04		0.06
Net realized and unrealized gain (loss)	0.66		0.87		1.53		1.26		(0.07)		1.69
Total from investment operations	0.62		0.88		1.55		1.30		(0.03)		1.75
Less distributions to shareholders:
Net investment income	—		(0.20)		(0.15)		(0.06)		(0.04)		(0.08)
Net realized gains	(0.49)		(0.96)		—		—		—		—
Total distributions to shareholders	(0.49)		(1.16)		(0.15)		(0.06)		(0.04)		(0.08)
Net asset value, end of period	$12.66		$12.53		$12.81		$11.41		$10.17		$10.24
Total return	4.89%		6.72%		13.54%		12.80%		(0.22%)		20.46%
Ratios to average net assets(a)
Total gross expenses	1.25	%(b)	1.28%		1.27%		1.26%		1.24%		1.26%
Total net expenses(c)	1.25	%(b)(d)	1.28	%(d)	1.27	%(d)	1.26	%(d)	1.24	%(d)	1.26%
Net investment income (loss)	(0.57	%)(b)	0.04%		0.14%		0.41%		0.38%		0.62%
Supplemental data
Net assets, end of period (in thousands)	$16,873		$22,043		$31,473		$39,020		$49,003		$66,323
Portfolio turnover	8%		27%		29%		21%		83%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.32		$12.62		$11.24		$10.04		$10.14		$8.50
Income from investment operations:
Net investment income (loss)	(0.04)		0.03		0.03		0.05		0.04		0.07
Net realized and unrealized gain (loss)	0.65		0.83		1.50		1.24		(0.07)		1.67
Total from investment operations	0.61		0.86		1.53		1.29		(0.03)		1.74
Less distributions to shareholders:
Net investment income	—		(0.20)		(0.15)		(0.09)		(0.07)		(0.10)
Net realized gains	(0.49)		(0.96)		—		—		—		—
Total distributions to shareholders	(0.49)		(1.16)		(0.15)		(0.09)		(0.07)		(0.10)
Net asset value, end of period	$12.44		$12.32		$12.62		$11.24		$10.04		$10.14
Total return	4.90%		6.66%		13.56%		12.86%		(0.23%)		20.45%
Ratios to average net assets(a)
Total gross expenses	1.25	%(b)	1.29%		1.27%		1.27%		1.24%		1.25%
Total net expenses(c)	1.25	%(b)(d)	1.29	%(d)	1.27	%(d)	1.26	%(d)	1.24	%(d)	1.25%
Net investment income (loss)	(0.55	%)(b)	0.22%		0.27%		0.52%		0.44%		0.72%
Supplemental data
Net assets, end of period (in thousands)	$70,142		$62,488		$50,676		$38,461		$33,266		$31,772
Portfolio turnover	8%		27%		29%		21%		83%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$12.56		$12.84	$11.43	$10.20	$10.30	$8.63
Income from investment operations:
Net investment income	0.02		0.10	0.14	0.15	0.13	0.15
Net realized and unrealized gain (loss)	0.66		0.89	1.52	1.25	(0.07)	1.70
Total from investment operations	0.68		0.99	1.66	1.40	0.06	1.85
Less distributions to shareholders:
Net investment income	(0.00	)(a)	(0.31)	(0.25)	(0.17)	(0.16)	(0.18)
Net realized gains	(0.49)		(0.96)	—	—	—	—
Total distributions to shareholders	(0.49)		(1.27)	(0.25)	(0.17)	(0.16)	(0.18)
Net asset value, end of period	$12.75		$12.56	$12.84	$11.43	$10.20	$10.30
Total return	5.37%		7.60%	14.52%	13.84%	0.64%	21.46%
Ratios to average net assets(b)
Total gross expenses	0.43	%(c)	0.43%	0.40%	0.37%	0.35%	0.38%
Total net expenses(d)	0.43	%(c)	0.43%	0.40%	0.37%	0.35%	0.38%
Net investment income	0.26	%(c)	0.72%	1.13%	1.37%	1.30%	1.62%
Supplemental data
Net assets, end of period (in thousands)	$58		$68	$152	$126	$451	$461
Portfolio turnover	8%		27%	29%	21%	83%	10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R	(Unaudited)		2015		2014		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$12.46		$12.75		$11.35		$10.16		$10.25	$9.42
Income from investment operations:
Net investment income	(0.00	)(b)	0.10		0.14		0.11		0.10	0.10
Net realized and unrealized gain (loss)	0.65		0.83		1.47		1.24		(0.07)	0.92
Total from investment operations	0.65		0.93		1.61		1.35		0.03	1.02
Less distributions to shareholders:
Net investment income	—		(0.26)		(0.21)		(0.16)		(0.12)	(0.19)
Net realized gains	(0.49)		(0.96)		—		—		—	—
Total distributions to shareholders	(0.49)		(1.22)		(0.21)		(0.16)		(0.12)	(0.19)
Net asset value, end of period	$12.62		$12.46		$12.75		$11.35		$10.16	$10.25
Total return	5.16%		7.19%		14.13%		13.38%		0.33%	10.87%
Ratios to average net assets(c)
Total gross expenses	0.75	%(d)	0.79%		0.78%		0.79%		0.70%	0.71	%(d)
Total net expenses(e)	0.75	%(d)(f)	0.79	%(f)	0.78	%(f)	0.76	%(f)	0.70%	0.71	%(d)
Net investment income (loss)	(0.05	%)(d)	0.72%		1.12%		1.03%		0.98%	2.91	%(d)
Supplemental data
Net assets, end of period (in thousands)	$915		$912		$644		$182		$3	$3
Portfolio turnover	8%		27%		29%		21%		83%	10%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R4	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$12.34		$12.63		$11.82
Income from investment operations:
Net investment income	0.03		0.54		0.20
Net realized and unrealized gain	0.64		0.46		0.88
Total from investment operations	0.67		1.00		1.08
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.33)		(0.27)
Net realized gains	(0.49)		(0.96)		—
Total distributions to shareholders	(0.49)		(1.29)		(0.27)
Net asset value, end of period	$12.52		$12.34		$12.63
Total return	5.40%		7.78%		9.08%
Ratios to average net assets(c)
Total gross expenses	0.26	%(d)	0.28%		0.29	%(d)
Total net expenses(e)	0.26	%(d)(f)	0.28	%(f)	0.29	%(d)(f)
Net investment income	0.44	%(d)	4.28%		2.54	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,004		$497		$26
Portfolio turnover	8%		27%		29%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R5	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$12.33		$12.63	$11.82
Income from investment operations:
Net investment income	0.03		0.16	0.04
Net realized and unrealized gain	0.65		0.85	1.06
Total from investment operations	0.68		1.01	1.10
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.35)	(0.29)
Net realized gains	(0.49)		(0.96)	—
Total distributions to shareholders	(0.49)		(1.31)	(0.29)
Net asset value, end of period	$12.52		$12.33	$12.63
Total return	5.50%		7.83%	9.27%
Ratios to average net assets(c)
Total gross expenses	0.18	%(d)	0.18%	0.19	%(d)
Total net expenses(e)	0.18	%(d)	0.18%	0.19	%(d)
Net investment income	0.52	%(d)	1.22%	0.47	%(d)
Supplemental data
Net assets, end of period (in thousands)	$399		$381	$385
Portfolio turnover	8%		27%	29%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class Y	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$12.32		$12.62	$11.82
Income from investment operations:
Net investment income	0.03		0.17	0.15
Net realized and unrealized gain	0.65		0.84	0.95
Total from investment operations	0.68		1.01	1.10
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.35)	(0.30)
Net realized gains	(0.49)		(0.96)	—
Total distributions to shareholders	(0.49)		(1.31)	(0.30)
Net asset value, end of period	$12.51		$12.32	$12.62
Total return	5.50%		7.88%	9.23%
Ratios to average net assets(c)
Total gross expenses	0.15	%(d)	0.14%	0.06	%(d)
Total net expenses(e)	0.15	%(d)	0.14%	0.06	%(d)
Net investment income	0.54	%(d)	1.30%	1.95	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$3
Portfolio turnover	8%		27%	29%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2015		Year Ended January 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$12.49		$12.78		$11.36		$10.16		$10.26		$9.42
Income from investment operations:
Net investment income	0.03		0.17		0.19		0.21		0.14		0.12
Net realized and unrealized gain (loss)	0.65		0.83		1.50		1.19		(0.07)		0.92
Total from investment operations	0.68		1.00		1.69		1.40		0.07		1.04
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.33)		(0.27)		(0.20)		(0.17)		(0.20)
Net realized gains	(0.49)		(0.96)		—		—		—		—
Total distributions to shareholders	(0.49)		(1.29)		(0.27)		(0.20)		(0.17)		(0.20)
Net asset value, end of period	$12.68		$12.49		$12.78		$11.36		$10.16		$10.26
Total return	5.42%		7.70%		14.82%		13.87%		0.83%		11.11%
Ratios to average net assets(c)
Total gross expenses	0.25	%(d)	0.29%		0.28%		0.28%		0.24%		0.18	%(d)
Total net expenses(e)	0.25	%(d)(f)	0.29	%(f)	0.28	%(f)	0.26	%(f)	0.24	%(f)	0.18	%(d)
Net investment income	0.45	%(d)	1.30%		1.51%		2.00%		1.40%		3.44	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,651		$1,433		$951		$413		$168		$3
Portfolio turnover	8%		27%		29%		21%		83%		10%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

July 31, 2015 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust and Columbia Funds Series Trust II, (each a Trust, and collectively, the Trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.

Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.

Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board).

Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio each offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Columbia Capital Allocation Moderate Aggressive Portfolio offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class T, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts' organizational documents and by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio. Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Each Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

All equity securities are valued at the close of business of the NYSE. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates and manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

Credit Default Swap Contracts

Certain Funds entered into credit default swap contracts as detailed below:

Credit Default Swap Contracts	Funds
To increase or decrease its credit exposure to an index	Columbia Capital Allocation
Conservative Portfolio, Columbia
Capital Allocation Moderate
Conservative Portfolio, Columbia
Capital Allocation Moderate
Portfolio, Columbia Capital
Allocation Moderate Aggressive
Portfolio and Columbia Capital
Allocation Aggressive Portfolio

These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Capital Allocation Conservative Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	9,818	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	48,195	*
Total		58,013

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	6,042	6,042
Equity risk	992,738	—	992,738
Interest rate risk	(300,898)	—	(300,898)
Total	691,840	6,042	697,882
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	11,673	—	11,673
Interest rate risk	48,195	—	48,195
Total	59,868	—	59,868

The following table provides a summary of the average outstanding volume by derivative instrument for the year ended July 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	14,616,324
Credit default swap contracts — sell protection	1,250,000

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2015.

Columbia Capital Allocation Moderate Conservative Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	111,510	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	102,831	*
Total		214,341
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	54,449	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	7,854	7,854
Equity risk	3,340,390	—	3,340,390
Interest rate risk	(627,323)	—	(627,323)
Total	2,713,067	7,854	2,720,921
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	(232,153)	—	(232,153)
Interest rate risk	(266,807)	—	(266,807)
Total	(498,960)	—	(498,960)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	26,334,408
Credit default swap contracts — sell protection	1,625,000

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2015.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

Columbia Capital Allocation Moderate Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	111,939	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	172,580	*
Total		284,519
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	284,330	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	39,271	39,271
Equity risk	8,286,756	—	8,286,756
Interest rate risk	(373,268)	—	(373,268)
Total	7,913,488	39,271	7,952,759
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	(833,548)	—	(833,548)
Interest rate risk	(725,169)	—	(725,169)
Total	(1,558,717)	—	(1,558,717)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	116,205,288
Credit default swap contracts — sell protection	8,125,000

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2015.

Columbia Capital Allocation Moderate Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	181,347	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	58,948	*
Total		240,295
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,037,882	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	17,677,533	19,938	17,697,471
Interest rate risk	(975,885)	—	(975,885)
Total	16,701,648	19,938	16,721,586

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	(2,675,567)	—	(2,675,567)
Interest rate risk	(133,149)	—	(133,149)
Total	(2,808,716)	—	(2,808,716)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	211,367,336
Credit default swap contracts — sell protection	4,125,000

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2015.

Columbia Capital Allocation Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	105,493	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	130,678	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	10,136	*
Total		140,814

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	10,875	10,875
Equity risk	4,724,222	—	4,724,222
Interest rate risk	(78,613)	—	(78,613)
Total	4,645,609	10,875	4,656,484
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	(524,003)	—	(524,003)
Interest rate risk	(10,136)	—	(10,136)
Total	(534,139)	—	(534,139)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	48,310,654
Futures contracts — Short	155,938
Credit default swap contracts — sell protection	2,250,000

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

Each Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trusts' organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820),

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee for the Funds is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds that pay an investment management fee to the Investment Manager, (ii) 0.10% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.55% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment management fee, exchange-traded funds, derivatives and individual securities.

The annualized effective investment management fee rates, net of any waivers, based on each Fund's average daily net assets for the six months ended July 31, 2015 were as follows:

Columbia Capital Allocation Conservative Portfolio	0.05%
Columbia Capital Allocation Moderate Conservative Portfolio	0.06
Columbia Capital Allocation Moderate Portfolio	0.05
Columbia Capital Allocation Moderate Aggressive Portfolio	0.07
Columbia Capital Allocation Aggressive Portfolio	0.06

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of

Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended July 31, 2015, other expenses paid by the Fund to this company were as follows:

Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	772
Columbia Capital Allocation Moderate Conservative Portfolio	1,039
Columbia Capital Allocation Moderate Portfolio	1,740
Columbia Capital Allocation Moderate Aggressive Portfolio	2,217
Columbia Capital Allocation Aggressive Portfolio	1,042

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares do not pay transfer agency fees.

For the six months ended July 31, 2015, the Funds' effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.12	0.12	0.12	0.05	0.12	0.12	0.05	—	0.12
Columbia Capital Allocation Moderate Conservative Portfolio	0.12	0.12	0.12	0.05	0.12	0.12	0.05	—	0.12
Columbia Capital Allocation Moderate Portfolio	0.11	0.11	0.11	0.05	0.11	0.12	0.05	—	0.11
Columbia Capital Allocation Moderate Aggressive Portfolio	0.16	0.16	0.16	0.05	0.16	0.16	0.05	0.16	0.16
Columbia Capital Allocation Aggressive Portfolio	0.13	0.13	0.13	0.05	0.13	0.13	0.05	—	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations.

For the six months ended July 31, 2015, these minimum account balance fees reduced total expenses as follows:

Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	20
Columbia Capital Allocation Moderate Conservative Portfolio	140
Columbia Capital Allocation Moderate Portfolio	80
Columbia Capital Allocation Moderate Aggressive Portfolio	10,788
Columbia Capital Allocation Aggressive Portfolio	180

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.

Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares and up to 0.50% of each Fund's average daily net assets atributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).

For Class B and Class C shares of the Funds, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. The amount of distribution expenses incurred

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B ($)	Class C ($)
Columbia Capital Allocation Conservative Portfolio	1,618,000	142,000
Columbia Capital Allocation Moderate Conservative Portfolio	2,745,000	225,000
Columbia Capital Allocation Moderate Portfolio	5,136,000	1,136,000
Columbia Capital Allocation Moderate Aggressive Portfolio	4,632,000	816,000
Columbia Capital Allocation Aggressive Portfolio	1,383,000	113,000

These amounts are based on the most recent information available as of June 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Shareholder Services Fees

Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are contractually limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended July 31, 2015 was 0.25% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the six months ended July 31, 2015, are as follows:

Fund	Class A ($)	Class B ($)	Class C ($)	Class T ($)
Columbia Capital Allocation Conservative Portfolio	108,057	647	1,939	—
Columbia Capital Allocation Moderate Conservative Portfolio	312,212	925	3,873	—
Fund	Class A ($)	Class B ($)	Class C ($)	Class T ($)
Columbia Capital Allocation Moderate Portfolio	1,076,032	3,577	12,071	—
Columbia Capital Allocation Moderate Aggressive Portfolio	1,303,107	4,427	10,156	9,412
Columbia Capital Allocation Aggressive Portfolio	649,679	1,716	4,925	—

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 through May 31, 2016
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	0.51	0.16	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

	Voluntary Expense Cap Prior to July 1, 2015
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	N/A	0.15	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	N/A	0.15	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	N/A	0.15	0.26
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	0.51	0.15	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.45	0.76	0.26	0.20	N/A	0.15	0.26

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Each Fund's investment management fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2015, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	292,025,000	6,407,000	(6,689,000)	(282,000)
Columbia Capital Allocation Moderate Conservative Portfolio	647,986,000	28,203,000	(8,175,000)	20,028,000
Columbia Capital Allocation Moderate Portfolio	1,541,730,000	122,512,000	(17,143,000)	105,369,000
Columbia Capital Allocation Moderate Aggressive Portfolio	2,133,403,000	212,154,000	(15,603,000)	196,551,000
Columbia Capital Allocation Aggressive Portfolio	616,120,000	81,546,000	(6,115,000)	75,431,000

The following capital loss carryforwards, determined as of January 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2015 ($)	2016 ($)	2017 ($)	2016 ($)	2018 ($)	2019 ($)	2020 ($)	No Expiration Short-term ($)	No Expiration Long-term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	—	—	—	—	—	—	—	—	—	—
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	—	—	—	—	—	—	—	—

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

Fund	2015 ($)	2016 ($)	2017 ($)	2016 ($)	2018 ($)	2019 ($)	2020 ($)	No Expiration Short-term ($)	No Expiration Long-term ($)	Total ($)
Columbia Capital Allocation Moderate Portfolio	—	—	—	—	—	—	—	—	—	—
Columbia Capital Allocation Moderate Aggressive Portfolio	—	388,505	—	—	—	—	—	—	—	388,505
Columbia Capital Allocation Aggressive Portfolio	—	—	—	—	7,841	—	—	—	—	7,841

Note 5. Portfolio Information

For the six months ended July 31, 2015, the cost of purchases and proceeds from sales of investments in the Underlying Funds, including U.S. government securities, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:

	Other Investment Securities
Fund	Purchases ($)	Proceeds ($)
Columbia Capital Allocation Conservative Portfolio	35,733,281	32,163,424
Columbia Capital Allocation Moderate Conservative Portfolio	76,763,924	72,509,494
Columbia Capital Allocation Moderate Portfolio	194,751,169	194,254,825
Columbia Capital Allocation Moderate Aggressive Portfolio	244,212,302	213,414,030
Columbia Capital Allocation Aggressive Portfolio	76,981,254	47,066,262

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At July 31, 2015, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

Fund	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)	Percentage of Shares Outstanding Held — Affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	85.1
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	79.7
Columbia Capital Allocation Moderate Portfolio	—	—	94.5
Columbia Capital Allocation Moderate Aggressive Portfolio	1	15.5	56.7
Columbia Capital Allocation Aggressive Portfolio	—	—	92.1
Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

Note 8. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

No Fund had borrowings during the six months ended July 31, 2015.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the Columbia Capital Allocation Portfolios (each, a Series Fund and collectively, the Series Funds). Under an investment management services agreement with respect to each Series Fund (each, an IMS Agreement), Columbia Management provides investment advice and other services to each of the Series Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

Each Series Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of each IMS Agreement for a two-month period (Short-Term Period) in order to align each IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Series Fund's performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of each IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under each IMS Agreement and the Series Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of each Series Fund's and their service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under each IMS Agreement and the Series Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund. The Board observed that for purposes of approving each IMS Agreement for the Short-Term Period, each Series Fund's performance was acceptable.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Series Funds

The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Series Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the Series Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Series Funds. For purposes of approving each IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

Given that each Series Fund pays minimal direct investment services fees, the board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of each IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of each IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement for the Short-Term Period.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the Columbia Capital Allocation Portfolios (each, a Series Fund and collectively, the Series Funds). Under an investment management services agreement with respect to each Series Fund, (each, an IMS Agreement), Columbia Management provides investment advice and other services to each of the Series Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, each Series Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Series Fund's performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Series Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Series Funds by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under each IMS Agreement and the Series Funds' Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of each Series Fund and their service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under each IMS Agreement and the Series Funds' other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under each IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund. For Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio, the Board observed that the Series Fund's investment performance met expectations. For Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio, the Board observed the Series Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Series Funds

The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Series Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Series Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for each Series Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). With respect to the Funds that operate as funds-of-funds (the Funds-of-Funds), the Independent Trustees noted the information provided by Columbia Management demonstrating the rationale for according weight to the Funds-of-Funds' direct expenses as opposed to their total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Funds-of-Funds invest). In this regard, they noted that the Funds-of-Funds' direct expenses do not include advisory fees, except some of these Funds charge a fee on assets invested in direct investments (and not Funds) which, for the impacted Funds, has amounted to an immaterial level of advisory fees thus far. Further, they considered the information provided by Columbia Management demonstrating that the Funds-of-Funds' direct and indirect total expense ratios generally approximate or are below the respective peer universe median ratios. Based on its review, the Board concluded that each Series Fund's management fee was fair and reasonable in light of the extent and quality of services that each Series Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each Series Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Series Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Series Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each Series Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that each Series Fund pays minimal direct investment services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Semiannual Report 2015

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Capital Allocation Portfolios

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to columbiathreadneedle.com/us. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR124_01_E01_(09/15)

SEMIANNUAL REPORT

July 31, 2015

COLUMBIA INCOME BUILDER FUND

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual	Report 2015

COLUMBIA INCOME BUILDER FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Income Builder Fund (the Fund) Class A shares returned 1.53% excluding sales charges for the six-month period that ended July 31, 2015.

■	The Fund outperformed its Blended Index, which returned 0.01% for the same time period.

■	During the six-month period, the Barclays U.S. Aggregate Bond Index returned -1.47%, the Russell 3000 Value Index returned 3.83% and the Citi Three-Month U.S. Treasury Bill Index returned 0.01%.

Average Annual Total Returns (%) (for period ended July 31, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life*
Class A	02/16/06
Excluding sales charges		1.53	1.36	6.81	5.75
Including sales charges		-3.32	-3.46	5.79	5.21
Class B	02/16/06
Excluding sales charges		1.14	0.61	6.02	4.95
Including sales charges		-3.70	-4.13	5.70	4.95
Class C	02/16/06
Excluding sales charges		1.14	0.61	6.01	4.96
Including sales charges		0.17	-0.34	6.01	4.96
Class K	02/16/06	1.49	1.45	6.87	5.95
Class R**	09/27/10	1.39	1.10	6.65	5.57
Class R4**	11/08/12	1.65	1.61	6.95	5.82
Class R5**	11/08/12	1.68	1.67	7.00	5.85
Class W**	06/25/14	1.51	1.33	6.80	5.74
Class Z**	09/27/10	1.65	1.61	7.08	5.89
Blended Index		0.01	3.47	5.91	5.08
Barclays U.S. Aggregate Bond Index		-1.47	2.82	3.27	4.80
Russell 3000 Value Index		3.83	6.23	14.88	6.36
Citi Three-Month U.S. Treasury Bill Index		0.01	0.02	0.06	1.17

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	Fund data, Barclays U.S. Aggregate Bond Index and Russell 3000 Value Index are from February 16, 2006. Blended Index and Citi Three-Month U.S. Treasury Bill Index are from February 28, 2006.

**	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 65% Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citi Three-Month U.S. Treasury Bill Index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2015)
Equity Funds	29.0
Fixed-Income Funds	70.9
Money Market Funds	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Semiannual Report 2015	3

COLUMBIA INCOME BUILDER FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective Expenses Paid During the Period” column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

February 1, 2015 – July 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,015.30	1,022.89	2.06	2.07	0.41	5.23	5.25	1.04
Class B	1,000.00	1,000.00	1,011.40	1,019.15	5.82	5.84	1.16	8.98	9.01	1.79
Class C	1,000.00	1,000.00	1,011.40	1,019.15	5.82	5.84	1.16	8.98	9.01	1.79
Class K	1,000.00	1,000.00	1,014.90	1,023.19	1.76	1.77	0.35	4.92	4.94	0.98
Class R	1,000.00	1,000.00	1,013.90	1,021.64	3.31	3.33	0.66	6.48	6.50	1.29
Class R4	1,000.00	1,000.00	1,016.50	1,024.13	0.80	0.81	0.16	3.97	3.99	0.79
Class R5	1,000.00	1,000.00	1,016.80	1,024.43	0.50	0.50	0.10	3.67	3.68	0.73
Class W	1,000.00	1,000.00	1,015.10	1,022.79	2.16	2.17	0.43	5.33	5.35	1.06
Class Z	1,000.00	1,000.00	1,016.50	1,024.13	0.80	0.81	0.16	3.97	3.99	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

4	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 29.0%
	Shares	Value ($)
CONVERTIBLE 4.9%
Columbia Convertible Securities Fund, Class I Shares(a)	3,457,478	65,000,596

DIVIDEND INCOME 19.3%
Columbia Dividend Income Fund, Class I Shares(a)	4,832,471	91,671,976

Columbia Dividend Opportunity Fund, Class I Shares(a)	11,114,103	103,361,153

Columbia Global Dividend Opportunity Fund, Class I Shares(a)	3,515,214	61,938,076

Total		256,971,205

U.S. SMALL CAP 4.8%
Columbia Small Cap Value Fund I, Class I Shares(a)	1,411,411	64,148,632

Total Equity Funds
(Cost: $381,068,815)		386,120,433

Fixed-Income Funds 71.0%
EMERGING MARKETS 11.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	14,334,386	152,804,550

FLOATING RATE 9.8%
Columbia Floating Rate Fund, Class I Shares(a)	14,402,117	130,051,118

HIGH YIELD 16.3%
Columbia High Yield Bond Fund, Class I Shares(a)	74,103,530	217,123,342

Fixed-Income Funds (continued)
	Shares	Value ($)
INFLATION PROTECTED SECURITIES 2.5%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	3,749,324	33,331,493

INTERNATIONAL 1.9%
Columbia Global Unconstrained Bond Fund, Class I Shares(a)(b)	2,500,000	24,775,000

INVESTMENT GRADE 29.0%
Columbia Corporate Income Fund, Class I Shares(a)	5,851,167	57,633,997

Columbia Limited Duration Credit Fund, Class I Shares(a)	6,948,334	67,398,835

Columbia Mortgage Opportunities Fund, Class I Shares(a)	7,870,245	78,938,554

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	31,855,325	175,841,397

Columbia U.S. Treasury Index Fund, Class I Shares(a)	593,505	6,647,253

Total		386,460,036

Total Fixed-Income Funds
(Cost: $966,578,057)		944,545,539

Money Market Funds —%
Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	651,936	651,936

Total Money Market Funds
(Cost: $651,936)		651,936

Total Investments
(Cost: $1,348,298,808)		1,331,317,908

Other Assets & Liabilities, Net		(335,925)

Net Assets		1,330,981,983

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	33,848,968	30,434,597	(4,245,016)	886,459	60,925,008	1,375,603	810,974	65,000,596

Columbia Corporate Income Fund, Class I Shares	61,830,179	1,214,235	(2,253,274)	(123,852)	60,667,288	—	940,574	57,633,997

Columbia Dividend Income Fund, Class I Shares	95,935,960	1,295,319	(9,954,301)	748,051	88,025,029	—	1,239,595	91,671,976

Columbia Dividend Opportunity Fund, Class I Shares	105,449,156	2,006,336	(12,748,485)	2,214,633	96,921,640	—	1,946,444	103,361,153

Columbia Emerging Markets Bond Fund, Class I Shares	185,437,140	3,575,431	(20,084,145)	(1,741,580)	167,186,846	—	2,643,536	152,804,550

Columbia Floating Rate Fund, Class I Shares	68,612,163	66,018,014	(4,597,255)	60,719	130,093,641	—	2,622,969	130,051,118

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Global Dividend Opportunity Fund, Class I Shares	102,204,634	2,375,594	(32,597,255)	(3,412,879)	68,570,094	—	1,431,734	61,938,076

Columbia Global Unconstrained Bond Fund, Class I Shares*	—	25,000,000	—	—	25,000,000	—	—	24,775,000

Columbia High Yield Bond Fund, Class I Shares	242,410,251	5,833,045	(37,677,471)	4,762,976	215,328,801	—	5,807,406	217,123,342

Columbia Inflation Protected Securities Fund, Class I Shares	36,446,089	47,928	—	—	36,494,017	—	—	33,331,493

Columbia International Bond Fund, Class I Shares*	51,257,717	—	(48,788,888)	(2,468,829)	—	—	—	—

Columbia Limited Duration Credit Fund, Class I Shares	54,517,226	14,792,049	(991,262)	(42,862)	68,275,151	—	792,048	67,398,835

Columbia Money Market Fund, Class I Shares	651,903	33	—	—	651,936	—	32	651,936

Columbia Mortgage Opportunities Fund, Class I Shares	103,991,148	2,985,698	(27,859,604)	156,986	79,274,228	—	2,101,731	78,938,554

Columbia Small Cap Value Fund I, Class I Shares	71,963,761	521,662	(6,614,383)	756,004	66,627,044	—	—	64,148,632

Columbia U.S. Government Mortgage Fund, Class I Shares	153,334,909	30,660,699	(6,476,451)	(58,024)	177,461,133	—	2,416,846	175,841,397

Columbia U.S. Treasury Index Fund, Class I Shares	6,739,424	57,528	—	—	6,796,952	—	46,383	6,647,253

Total	1,374,630,628	186,818,168	(214,887,790)	1,737,802	1,348,298,808	1,375,603	22,800,272	1,331,317,908

*	Issuer was not an affiliate for the entire period ended July 31, 2015.

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2015 (Unaudited)

Fair Value Measurements (continued)

may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Equity Funds	386,120,433	—	—	386,120,433

Fixed-Income Funds	944,545,539	—	—	944,545,539

Money Market Funds	651,936	—	—	651,936

Total Investments	1,331,317,908	—	—	1,331,317,908

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA INCOME BUILDER FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2015 (Unaudited)

Assets

Investments, at value

Affiliated issuers (identified cost $1,348,298,808)	$1,331,317,908

Receivable for:

Investments sold	444,406

Capital shares sold	540,462

Dividends	2,213,789

Prepaid expenses	8,669

Other assets	27,758

Total assets	1,334,552,992

Liabilities

Payable for:

Investments purchased	2,213,789

Capital shares purchased	1,151,445

Distribution and/or service fees	14,020

Transfer agent fees	116,440

Administration fees	730

Compensation of board members	27,611

Other expenses	46,974

Total liabilities	3,571,009

Net assets applicable to outstanding capital stock	$1,330,981,983

Represented by

Paid-in capital	$1,357,284,447

Excess of distributions over net investment income	(869,062)

Accumulated net realized loss	(8,452,502)

Unrealized appreciation (depreciation) on:

Investments — affiliated issuers	(16,980,900)

Total — representing net assets applicable to outstanding capital stock	$1,330,981,983

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (Unaudited)

Class A

Net assets	$1,022,933,835

Shares outstanding	89,808,062

Net asset value per share	$11.39

Maximum offering price per share(a)	$11.96

Class B

Net assets	$9,502,135

Shares outstanding	830,039

Net asset value per share	$11.45

Class C

Net assets	$245,931,464

Shares outstanding	21,510,855

Net asset value per share	$11.43

Class K

Net assets	$3,040

Shares outstanding	267

Net asset value per share(b)	$11.40

Class R

Net assets	$1,180,828

Shares outstanding	103,118

Net asset value per share	$11.45

Class R4

Net assets	$4,602,793

Shares outstanding	403,070

Net asset value per share	$11.42

Class R5

Net assets	$1,296,243

Shares outstanding	113,422

Net asset value per share	$11.43

Class W

Net assets	$9,343

Shares outstanding	821

Net asset value per share	$11.38

Class Z

Net assets	$45,522,302

Shares outstanding	3,996,092

Net asset value per share	$11.39

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA INCOME BUILDER FUND

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2015 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$22,800,272

Total income	22,800,272

Expenses:

Distribution and/or service fees

Class A	1,307,952

Class B	76,877

Class C	1,229,857

Class R	2,908

Class W	12

Transfer agent fees

Class A	571,167

Class B	8,425

Class C	134,239

Class K	1

Class R	634

Class R4	2,499

Class R5	238

Class W	5

Class Z	27,200

Administration fees	136,422

Plan administration fees

Class K	4

Compensation of board members	14,149

Custodian fees	3,689

Printing and postage fees	61,143

Registration fees	74,729

Professional fees	17,187

Other	11,427

Total expenses	3,680,764

Expense reductions	(20)

Total net expenses	3,680,744

Net investment income	19,119,528

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — affiliated issuers	1,737,802

Capital gain distributions from underlying affiliated funds	1,375,603

Net realized gain	3,113,405

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	(2,365,052)

Net change in unrealized depreciation	(2,365,052)

Net realized and unrealized gain	748,353

Net increase in net assets resulting from operations	$19,867,881

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015(a)
Operations

Net investment income	$19,119,528	$38,155,054

Net realized gain	3,113,405	54,901,854

Net change in unrealized depreciation	(2,365,052)	(28,799,709)

Net increase in net assets resulting from operations	19,867,881	64,257,199

Distributions to shareholders

Net investment income

Class A	(16,853,240)	(32,538,591)

Class B	(173,567)	(549,795)

Class C	(3,043,546)	(5,344,646)

Class K	(53)	(335)

Class R	(17,126)	(35,464)

Class R4	(79,614)	(143,057)

Class R5	(17,858)	(15,619)

Class W	(155)	(213)

Class Z	(855,301)	(1,735,119)

Net realized gains

Class A	(32,592,214)	(2,289,817)

Class B	(329,658)	(43,402)

Class C	(7,766,712)	(517,333)

Class K	(99)	(7)

Class R	(36,512)	(2,736)

Class R4	(144,623)	(10,516)

Class R5	(39,620)	(1,045)

Class W	(305)	(21)

Class Z	(1,490,654)	(116,967)

Total distributions to shareholders	(63,440,857)	(43,344,683)

Increase in net assets from capital stock activity	14,643,660	102,930,759

Total increase (decrease) in net assets	(28,929,316)	123,843,275

Net assets at beginning of period	1,359,911,299	1,236,068,024

Net assets at end of period	$1,330,981,983	$1,359,911,299

Undistributed (excess of distributions over) net investment income	$(869,062)	$1,051,870

(a)	Class W shares are for the period from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA INCOME BUILDER FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	5,474,021	64,945,723	16,836,817	201,121,208

Distributions reinvested	4,119,975	47,726,117	2,734,884	32,707,494

Redemptions	(8,372,102)	(99,115,069)	(15,132,292)	(180,569,263)

Net increase	1,221,894	13,556,771	4,439,409	53,259,439

Class B shares

Subscriptions	19,725	234,836	118,741	1,424,124

Distributions reinvested	41,909	488,825	47,968	576,456

Redemptions(b)	(832,885)	(9,942,357)	(919,229)	(10,998,760)

Net decrease	(771,251)	(9,218,696)	(752,520)	(8,998,180)

Class C shares

Subscriptions	2,314,130	27,567,203	6,466,610	77,487,640

Distributions reinvested	890,555	10,342,854	465,582	5,587,818

Redemptions	(1,914,734)	(22,731,295)	(3,115,317)	(37,289,518)

Net increase	1,289,951	15,178,762	3,816,875	45,785,940

Class K shares

Distributions reinvested	—	—	6	71

Redemptions	—	—	(3,157)	(37,712)

Net increase (decrease)	—	—	(3,151)	(37,641)

Class R shares

Subscriptions	7,740	91,878	33,883	407,512

Distributions reinvested	4,609	53,638	3,177	38,188

Redemptions	(8,291)	(99,552)	(31,924)	(382,692)

Net increase	4,058	45,964	5,136	63,008

Class R4 shares

Subscriptions	63,174	750,676	268,107	3,215,899

Distributions reinvested	19,290	224,108	12,793	153,476

Redemptions	(84,933)	(1,011,598)	(85,324)	(1,022,225)

Net increase (decrease)	(2,469)	(36,814)	195,576	2,347,150

Class R5 shares

Subscriptions	50,894	605,818	45,146	537,390

Distributions reinvested	4,955	57,478	1,387	16,650

Redemptions	(9,451)	(111,861)	(7,794)	(93,409)

Net increase	46,398	551,435	38,739	460,631

Class W shares

Subscriptions	—	—	821	10,000

Net increase	—	—	821	10,000

Class Z shares

Subscriptions	550,193	6,545,160	2,422,710	29,062,334

Distributions reinvested	167,645	1,943,785	124,803	1,493,151

Redemptions	(1,173,845)	(13,922,707)	(1,719,040)	(20,515,073)

Net increase (decrease)	(456,007)	(5,433,762)	828,473	10,040,412

Total net increase	1,332,574	14,643,660	8,569,358	102,930,759

(a)	Class W shares are for the period from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended July 31, 2015		Year Ended January 31,
Class A	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$11.77		$11.56		$11.48	$10.85		$10.58	$9.76

Income from investment operations:

Net investment income	0.17		0.36		0.32	0.37		0.37	0.35

Net realized and unrealized gain	0.01		0.25		0.12	0.69		0.30	0.87

Total from investment operations	0.18		0.61		0.44	1.06		0.67	1.22

Less distributions to shareholders:

Net investment income	(0.19)		(0.37)		(0.36)	(0.43)		(0.40)	(0.40)

Net realized gains	(0.37)		(0.03)		—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(a)

Total distributions to shareholders	(0.56)		(0.40)		(0.36)	(0.43)		(0.40)	(0.40)

Net asset value, end of period	$11.39		$11.77		$11.56	$11.48		$10.85	$10.58

Total return	1.53%		5.29%		3.83%	9.98%		6.48%	12.72%

Ratios to average net assets(b)

Total gross expenses	0.41	%(c)	0.41%		0.41%	0.42%		0.42%	0.44%

Total net expenses(d)	0.41	%(c)(e)	0.41	%(e)	0.41%	0.42	%(e)	0.42%	0.44%

Net investment income	2.94	%(c)	2.99%		2.79%	3.30%		3.50%	3.42%

Supplemental data

Net assets, end of period (in thousands)	$1,022,934		$1,042,888		$972,684	$808,070		$692,920	$199,434

Portfolio turnover	14%		29%		28%	26%		31%	28%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2015		Year Ended January 31,
Class B	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$11.83		$11.61		$11.54	$10.90		$10.62	$9.79

Income from investment operations:

Net investment income	0.13		0.26		0.22	0.28		0.29	0.27

Net realized and unrealized gain	0.01		0.27		0.12	0.71		0.30	0.88

Total from investment operations	0.14		0.53		0.34	0.99		0.59	1.15

Less distributions to shareholders:

Net investment income	(0.15)		(0.28)		(0.27)	(0.35)		(0.31)	(0.32)

Net realized gains	(0.37)		(0.03)		—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(a)

Total distributions to shareholders	(0.52)		(0.31)		(0.27)	(0.35)		(0.31)	(0.32)

Net asset value, end of period	$11.45		$11.83		$11.61	$11.54		$10.90	$10.62

Total return	1.14%		4.57%		2.96%	9.18%		5.67%	11.91%

Ratios to average net assets(b)

Total gross expenses	1.16	%(c)	1.16%		1.16%	1.17%		1.17%	1.19%

Total net expenses(d)	1.16	%(c)(e)	1.16	%(e)	1.16%	1.17	%(e)	1.17%	1.19%

Net investment income	2.18	%(c)	2.17%		1.92%	2.50%		2.74%	2.61%

Supplemental data

Net assets, end of period (in thousands)	$9,502		$18,941		$27,334	$34,248		$40,756	$18,295

Portfolio turnover	14%		29%		28%	26%		31%	28%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2015		Year Ended January 31,
Class C	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$11.81		$11.60		$11.52	$10.89		$10.61	$9.79

Income from investment operations:

Net investment income	0.13		0.27		0.25	0.29		0.29	0.28

Net realized and unrealized gain	0.01		0.25		0.10	0.69		0.31	0.86

Total from investment operations	0.14		0.52		0.35	0.98		0.60	1.14

Less distributions to shareholders:

Net investment income	(0.15)		(0.28)		(0.27)	(0.35)		(0.32)	(0.32)

Net realized gains	(0.37)		(0.03)		—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(a)

Total distributions to shareholders	(0.52)		(0.31)		(0.27)	(0.35)		(0.32)	(0.32)

Net asset value, end of period	$11.43		$11.81		$11.60	$11.52		$10.89	$10.61

Total return	1.14%		4.49%		3.06%	9.14%		5.73%	11.84%

Ratios to average net assets(b)

Total gross expenses	1.16	%(c)	1.16%		1.16%	1.17%		1.17%	1.20%

Total net expenses(d)	1.16	%(c)(e)	1.16	%(e)	1.16%	1.17	%(e)	1.17%	1.20%

Net investment income	2.19	%(c)	2.26%		2.14%	2.61%		2.76%	2.72%

Supplemental data

Net assets, end of period (in thousands)	$245,931		$238,901		$190,266	$102,019		$60,381	$17,732

Portfolio turnover	14%		29%		28%	26%		31%	28%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2015		Year Ended January 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$11.79		$11.57	$11.50	$10.87	$10.59	$9.77

Income from investment operations:

Net investment income	0.18		0.37	0.30	0.37	0.38	0.35

Net realized and unrealized gain	0.00	(a)	0.26	0.13	0.70	0.31	0.87

Total from investment operations	0.18		0.63	0.43	1.07	0.69	1.22

Less distributions to shareholders:

Net investment income	(0.20)		(0.38)	(0.36)	(0.44)	(0.41)	(0.40)

Net realized gains	(0.37)		(0.03)	—	—	—	—

Tax return of capital	—		—	—	—	—	(0.00	)(a)

Total distributions to shareholders	(0.57)		(0.41)	(0.36)	(0.44)	(0.41)	(0.40)

Net asset value, end of period	$11.40		$11.79	$11.57	$11.50	$10.87	$10.59

Total return	1.49%		5.45%	3.80%	10.02%	6.64%	12.74%

Ratios to average net assets(b)

Total gross expenses	0.35	%(c)	0.34%	0.34%	0.37%	0.35%	0.43%

Total net expenses(d)	0.35	%(c)	0.34%	0.34%	0.37%	0.35%	0.42%

Net investment income	3.10	%(c)	3.06%	2.60%	3.34%	3.58%	3.45%

Supplemental data

Net assets, end of period (in thousands)	$3		$3	$40	$70	$65	$11

Portfolio turnover	14%		29%	28%	26%	31%	28%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R	(Unaudited)		2015		2014	2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.83		$11.62		$11.54	$10.91		$10.63	$10.29

Income from investment operations:

Net investment income	0.16		0.33		0.32	0.35		0.30	0.17

Net realized and unrealized gain	0.01		0.25		0.09	0.69		0.35	0.33

Total from investment operations	0.17		0.58		0.41	1.04		0.65	0.50

Less distributions to shareholders:

Net investment income	(0.18)		(0.34)		(0.33)	(0.41)		(0.37)	(0.16)

Net realized gains	(0.37)		(0.03)		—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(b)

Total distributions to shareholders	(0.55)		(0.37)		(0.33)	(0.41)		(0.37)	(0.16)

Net asset value, end of period	$11.45		$11.83		$11.62	$11.54		$10.91	$10.63

Total return	1.39%		5.00%		3.56%	9.68%		6.29%	4.88%

Ratios to average net assets(c)

Total gross expenses	0.66	%(d)	0.66%		0.66%	0.67%		0.73%	0.63	%(d)

Total net expenses(e)	0.66	%(d)(f)	0.66	%(f)	0.66%	0.67	%(f)	0.66%	0.63	%(d)

Net investment income	2.67	%(d)	2.75%		2.71%	3.19%		2.90%	4.84	%(d)

Supplemental data

Net assets, end of period (in thousands)	$1,181		$1,172		$1,091	$715		$44	$3

Portfolio turnover	14%		29%		28%	26%		31%	28%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R4	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$11.80		$11.59		$11.52	$11.29

Income from investment operations:

Net investment income	0.19		0.39		0.44	0.13

Net realized and unrealized gain	0.01		0.25		0.02	0.28

Total from investment operations	0.20		0.64		0.46	0.41

Less distributions to shareholders:

Net investment income	(0.21)		(0.40)		(0.39)	(0.18)

Net realized gains	(0.37)		(0.03)		—	—

Total distributions to shareholders	(0.58)		(0.43)		(0.39)	(0.18)

Net asset value, end of period	$11.42		$11.80		$11.59	$11.52

Total return	1.65%		5.55%		4.00%	3.61%

Ratios to average net assets(b)

Total gross expenses	0.16	%(c)	0.16%		0.16%	0.13	%(c)

Total net expenses(d)	0.16	%(c)(e)	0.16	%(e)	0.16%	0.13	%(c)

Net investment income	3.18	%(c)	3.28%		3.79%	5.21	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,603		$4,786		$2,433	$3

Portfolio turnover	14%		29%		28%	26%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2015		Year Ended January 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.81		$11.60	$11.52	$11.29

Income from investment operations:

Net investment income	0.20		0.40	0.42	0.14

Net realized and unrealized gain	0.00	(b)	0.25	0.05	0.27

Total from investment operations	0.20		0.65	0.47	0.41

Less distributions to shareholders:

Net investment income	(0.21)		(0.41)	(0.39)	(0.18)

Net realized gains	(0.37)		(0.03)	—	—

Total distributions to shareholders	(0.58)		(0.44)	(0.39)	(0.18)

Net asset value, end of period	$11.43		$11.81	$11.60	$11.52

Total return	1.68%		5.61%	4.14%	3.61%

Ratios to average net assets(c)

Total gross expenses	0.10	%(d)	0.10%	0.09%	0.10	%(d)

Total net expenses(e)	0.10	%(d)	0.10%	0.09%	0.10	%(d)

Net investment income	3.37	%(d)	3.32%	3.63%	5.23	%(d)

Supplemental data

Net assets, end of period (in thousands)	$1,296		$792	$328	$3

Portfolio turnover	14%		29%	28%	26%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS (continued)

Class W	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31, 2015(a)
Per share data
Net asset value, beginning of period	$11.76		$12.18

Income from investment operations:

Net investment income	0.17		0.21

Net realized and unrealized gain (loss)	0.01		(0.34	)(b)

Total from investment operations	0.18		(0.13)

Less distributions to shareholders:

Net investment income	(0.19)		(0.26)

Net realized gains	(0.37)		(0.03)

Total distributions to shareholders	(0.56)		(0.29)

Net asset value, end of period	$11.38		$11.76

Total return	1.51%		(1.12%)

Ratios to average net assets(c)

Total gross expenses	0.43	%(d)	0.44	%(d)

Total net expenses(e)	0.43	%(d)(f)	0.44	%(d)(f)

Net investment income	2.91	%(d)	2.98	%(d)

Supplemental data

Net assets, end of period (in thousands)	$9		$10

Portfolio turnover	14%		29%

Notes to Financial Highlights

(a)	Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS (continued)

Class Z	Six Months Ended July 31, 2015		Year Ended January 31,
	(Unaudited)		2015		2014	2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.77		$11.56		$11.49	$10.86		$10.59	$10.29

Income from investment operations:

Net investment income	0.19		0.39		0.38	0.41		0.41	0.09

Net realized and unrealized gain	0.01		0.25		0.08	0.68		0.29	0.39

Total from investment operations	0.20		0.64		0.46	1.09		0.70	0.48

Less distributions to shareholders:

Net investment income	(0.21)		(0.40)		(0.39)	(0.46)		(0.43)	(0.18)

Net realized gains	(0.37)		(0.03)		—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(b)

Total distributions to shareholders	(0.58)		(0.43)		(0.39)	(0.46)		(0.43)	(0.18)

Net asset value, end of period	$11.39		$11.77		$11.56	$11.49		$10.86	$10.59

Total return	1.65%		5.56%		4.00%	10.25%		6.79%	4.67%

Ratios to average net assets(c)

Total gross expenses	0.16	%(d)	0.16%		0.16%	0.17%		0.17%	0.47	%(d)

Total net expenses(e)	0.16	%(d)(f)	0.16	%(f)	0.16%	0.17	%(f)	0.17%	0.17	%(d)

Net investment income	3.17	%(d)	3.26%		3.30%	3.68%		3.87%	2.44	%(d)

Supplemental data

Net assets, end of period (in thousands)	$45,522		$52,419		$41,893	$7,672		$1,537	$89

Portfolio turnover	14%		29%		28%	26%		31%	28%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2015 (Unaudited)

Note 1. Organization

Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a “fund-of-funds”, investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

22	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update

Semiannual Report 2015	23

COLUMBIA INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

(ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for these investment management services.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees (the Board), including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended July 31, 2015, other expenses paid by the Fund to this company were $1,518.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

24	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

For the six months ended July 31, 2015, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.11
Class C	0.11
Class K	0.05
Class R	0.11
Class R4	0.11
Class R5	0.05
Class W	0.10
Class Z	0.11

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $20.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,463,000 and $481,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of June 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $631,751 for Class A, $1,143 for Class B and $17,731 for Class C shares for the six months ended July 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through May 31, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	0.45%	0.45%
Class B	1.20	1.20
Class C	1.20	1.20
Class K	0.42	0.42
Class R	0.70	0.70
Class R4	0.20	0.20
Class R5	0.17	0.17
Class W	0.45	0.45
Class Z	0.20	0.20

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual

Semiannual Report 2015	25

COLUMBIA INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2015, the cost of investments for federal income tax purposes was approximately $1,348,299,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$15,957,000
Unrealized depreciation	(32,938,000)
Net unrealized depreciation	$(16,981,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of investments in the Underlying Funds, excluding investments in money market funds and derivatives, if any, aggregated to $186,818,135 and $214,887,790, respectively, for the six months ended July 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At July 31, 2015, affiliated shareholders of record owned 83.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended July 31, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various

26	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2015 (Unaudited)

Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	27

COLUMBIA INCOME BUILDER FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

28	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015	29

COLUMBIA INCOME BUILDER FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

30	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). With respect to the Funds that operate as funds-of-funds (the Funds-of-Funds), the Independent Trustees noted the information provided by Columbia Management demonstrating the rationale for according weight to the Funds-of-Funds’ direct expenses as opposed to their total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Funds-of-Funds invest). In this regard, they noted that the Funds-of-Funds’ direct expenses do not include advisory fees, except some of these Funds charge a fee on assets invested in direct investments (and not Funds) which, for the impacted Funds, has amounted to an immaterial level of advisory fees thus far. Further, they considered the information provided by Columbia Management demonstrating that the Funds-of-Funds’ direct and indirect total expense ratios generally approximate or are below the respective peer universe median ratios. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that the Fund does not pay any investment management service fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.

Semiannual Report 2015	31

COLUMBIA INCOME BUILDER FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

32	Semiannual Report 2015

COLUMBIA INCOME BUILDER FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	33

Columbia Income Builder Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR163_01_E01_(09/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2015